              As filed with the Securities and Exchange Commission
                              on November 30, 2001
                           Registration No. 333-_____

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                     --------------------------------------
                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                       Pre-Effective Amendment No. ___             |_|

                      Post-Effective Amendment No. ___             |_|

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940 |_|

                              Amendment No. ___                    |_|

                        (Check appropriate box or boxes)

                            ------------------------

                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 626-2275
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                                   Suite 5500
                             Washington, D.C. 20006

It is proposed that this filing will become effective on December 30, 2001.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on June 19, 2001, the notice required by Rule 24f-2 for its fiscal year ended March 31, 2001 (File Nos. 333-89661; 811-9645).

                               Nations Funds Trust
                              Cross-Reference Sheet

PART A
------

Item No.    Item Caption                    Prospectus Caption
--------    ------------                    ------------------

   1        Beginning of Registration       COVER PAGE OF REGISTRATION
            Statement and Outside Front     STATEMENT; CROSS-REFERENCE
            Cover Page of Prospectus        SHEET; FRONT COVER PAGE OF
                                            PROXY STATEMENT/PROSPECTUS

   2        Beginning and Outside Back      TABLE OF CONTENTS
            Cover Page of Prospectus

   3        Fee Table, Synopsis             APPENDIX B--EXPENSE SUMMARIES
            Information, and Risk           OF THE FUNDS AND ACQUIRING
            Factors                         FUNDS; SUMMARY; FEE TABLES;
                                            OVERVIEW OF THE
                                            REORGANIZATION AGREEMENTS;
                                            FEDERAL INCOME TAX
                                            CONSEQUENCES; PRINCIPAL RISK
                                            FACTORS

  4    Information About the             THE REORGANIZATION;
       Transaction                       DESCRIPTION OF THE
                                         REORGANIZATION AGREEMENTS;
                                         REASONS FOR THE
                                         REORGANIZATION AND OTHER
                                         CONSIDERATIONS; BOARD
                                         CONSIDERATION; COMPARISON OF
                                         INVESTMENT MANAGEMENT,
                                         INVESTMENT OBJECTIVE AND
                                         PRINCIPAL INVESTMENT
                                         STRATEGIES; COMPARISON OF
                                         INVESTMENT POLICIES AND
                                         RESTRICTIONS; COMPARISON OF
                                         FORMS OF BUSINESS
                                         ORGANIZATION; COMPARISON OF
                                         ADVISORY AND OTHER SERVICE
                                         ARRANGEMENTS AND FEES;
                                         INVESTMENT ADVISORY AND SUB-
                                         ADVISORY SERVICES AND FEES;
                                         COMPARISON OF PURCHASE,
                                         REDEMPTION, DISTRIBUTION AND
                                         EXCHANGE POLICIES AND OTHER
                                         SHAREHOLDER TRANSACTIONS AND
                                         SERVICES; MATERIAL FEDERAL
                                         INCOME TAX CONSEQUENCES;
                                         CAPITALIZATION

  5    Information About the             REGISTRANT'S PROSPECTUSES, ATTACHED
       Registrant                        AS APPENDIX D TO THE COMBINED PROXY
                                         STATEMENT/PROSPECTUS.

  6    Information About the Fund        INCORPORATION BY REFERENCE TO NATIONS
       Being Acquired                    FUND TRUST'S, NATIONS FUND, INC'S AND
                                         NATIONS RESERVES'S SHAREHOLDER REPORTS
                                         AND PROSPECTUSES AND STATEMENTS OF
                                         ADDITIONAL INFORMATION. SEE ALSO,
                                         ADDITIONAL INFORMATION ABOUT
                                         THE TRUST, THE COMPANY,
                                         RESERVES AND NATIONS FUNDS
                                         TRUST



  7    Voting Information                VOTING MATTERS; GENERAL
                                         INFORMATION; QUORUM;
                                         SHAREHOLDER APPROVAL;
                                         PRINCIPAL SHAREHOLDERS;
                                         ANNUAL MEETINGS AND
                                         SHAREHOLDER MEETINGS

  8    Interest of Certain Persons       NOT APPLICABLE
       and Experts

 9   Additional Information                     NOT APPLICABLE
     Required for Reoffering by
     Persons Deemed to be
     Underwriters


PART B
------


                                                Statement of Additional
Item No.    Item Caption                        Information Caption
--------    ------------                        -----------------------


  10        Cover Page                          COVER PAGE

  11        Table of Contents                   TABLE OF CONTENTS

  12        Additional Information About        INCORPORATION OF DOCUMENTS BY
            the Registrant                      REFERENCE IN STATEMENT OF
                                                ADDITIONAL INFORMATION

  13        Additional Information About        INCORPORATION OF DOCUMENTS BY
            the Fund Being Acquired             REFERENCE IN STATEMENT OF
                                                ADDITIONAL INFORMATION

  14        Financial Statements                EXHIBITS TO STATEMENT OF
                                                ADDITIONAL INFORMATION


PART C
------

Item No.
--------

 15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                               NATIONS FUND TRUST
                               NATIONS FUND, INC.
                                NATIONS RESERVES
                            ONE BANK OF AMERICA PLAZA
                             101 SOUTH TRYON STREET
                         CHARLOTTE, NORTH CAROLINA 28255
                            TELEPHONE: (800) 653-9427

                                January 14, 2002

DEAR SHAREHOLDER:

         We are pleased to invite you to special meetings of shareholders of Nations Prime Fund, Nations Cash Reserves, Nations Treasury Fund, Nations Treasury Reserves, Nations Government Money Market Fund and Nations Government Reserves (the "Funds"). The meetings will be jointly held at 10:00 a.m., Eastern time, on March 28, 2002, at One Bank of America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina (the "Meetings"). At the Meetings, you will be asked to approve the proposed reorganization (the "Reorganization") of your Fund into an acquiring mutual fund (an "Acquiring Fund") in Nations Funds Trust, another registered investment company within the Nations Funds family.

         If you own shares of Nations Cash Reserves, Nations Treasury Reserves or Nations Government Reserves, the investment objective, principal investment strategies and investment risks of each Acquiring Fund will be identical to those of your Fund. If you own shares of Nations Prime Fund, Nations Treasury Fund or Nations Government Money Market Fund, the investment objective, principal investment strategies and investment risks of each Acquiring Fund will be substantially similar to those of your Fund. The Reorganization will not cause a change to the investment adviser and sub-adviser who currently manage your Fund. Nor will the Reorganization cause any change to your Fund's total operating expense ratios (after waivers and/or reimbursements). In addition, the features and services that are available to you today as a shareholder generally will continue to be available to you as an Acquiring Fund shareholder after the Reorganization.

         THE BOARDS OF NATIONS FUND, INC., NATIONS FUND TRUST AND NATIONS RESERVES UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

         The Reorganization offers several potential benefits. First, management believes that combining like Funds should lead to various benefits that come from greater asset size, including potential economies of scale by eliminating certain duplicative costs associated with maintaining those Funds as separate series and by spreading remaining costs over a larger, combined asset base. The Reorganization is part of a broader initiative to streamline the operations of the Nations Funds family, which currently consists of several registered investment companies. As part of the broader initiative, management expects to reduce the number of registered investment companies in the Nations Funds family without necessarily impacting investment alternatives. Streamlining the Nations Funds family in this fashion may lead to additional cost savings by reducing accounting, legal and securities registration costs.

         Also, the Acquiring Funds will be part of a Delaware business trust, which generally is viewed as having more flexibility in its operations than a Massachusetts business trust (like Nations Fund Trust or Nations Reserves) or a Maryland corporation (like Nations Fund, Inc.). Finally, each Acquiring Fund will have more flexibility in its investment policies than your current Fund, including policies that permit it to adopt a "master-feeder" structure. A master-feeder structure, if adopted in the future, would allow an Acquiring Fund to access other distribution channels that might not otherwise be available, thereby potentially achieving additional economies of scale and other benefits that come from greater asset size.

         If shareholder approval is obtained and the other conditions to the Reorganization are satisfied, it is anticipated that each Fund will be reorganized into its corresponding Acquiring Fund on or about May 10, 2002, when Fund shares will be exchanged for shares of a designated class of shares of the corresponding Acquiring Fund of equal dollar value. The exchange of shares in the Reorganization is expected to be tax-free under federal income tax law, and shareholders (except those of Nations Cash Reserves) are not expected to bear any of the customary costs of the Reorganization, because of fee waiver and/or expense reimbursement arrangements.

         The formal Notice of Special Meetings, Combined Proxy Statement/ Prospectus and Proxy Ballot(s) are enclosed. The Reorganization and the reasons for the unanimous recommendation of the Boards are discussed in more detail in the enclosed materials, which you should read carefully. If you have any questions, please do not hesitate to contact us at the toll-free number set forth above.

         We look forward to your attendance at the Meetings or to receiving your Proxy Ballot(s) so that your shares may be voted at the Meetings.


                            Sincerely,

                            A. MAX WALKER

                            President and Chairman of the Boards of Nations Fund Trust, Nations Fund, Inc. and Nations Reserves

         YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY SUBMITTING YOUR PROXY BALLOT(S) TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY FAX AT (704) 388-2641. YOU MAY ALSO SUBMIT YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED BELOW.

--------------------------------------------------------------------------------

Two Quick And Easy Ways To Submit Your Proxy

   As a valued Fund shareholder, your proxy vote is important to us. That's why we've made it faster and easier to submit your proxy at your convenience, 24 hours a day. After reviewing the enclosed Combined Proxy Statement/Prospectus ("Proxy/Prospectus") select one of the following quick and easy methods to submit your proxy - accurately and quickly.


Vote on-line                                     Vote By Toll-Free Phone Call
1. Read the enclosed Proxy/Prospectus and have   1. Read the enclosed Proxy/Prospectus and have
   your Proxy Ballot(s)* at hand.                your Proxy Ballot(s)* at hand.
2. Go to Web site www.proxyvote.com              2. Call toll-free 1-800-690-6903.
3. Enter the 12-digit Control Number found on    3. Enter the 12-digit Control Number found on
   your Proxy Ballot(s).                         your Proxy Ballot(s).
4. Submit your proxy using the easy-to-follow    4. Submit your proxy using the easy-to-follow
   instructions.                                 instructions.


* Do not mail the Proxy Ballot(s) if submitting your proxy by Internet, fax or telephone.

--------------------------------------------------------------------------------

                               NATIONS FUND TRUST
                               NATIONS FUND, INC.
                                NATIONS RESERVES
                            ONE BANK OF AMERICA PLAZA
                             101 SOUTH TRYON STREET
                         CHARLOTTE, NORTH CAROLINA 28255
                            TELEPHONE: (800) 653-9427

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                          To Be Held on March 28, 2002

SHAREHOLDERS:

         PLEASE TAKE NOTE THAT a special meeting of shareholders of Nations Prime Fund, Nations Cash Reserves, Nations Treasury Fund, Nations Treasury Reserves, Nations Government Money Market Fund and Nations Government Reserves (the "Funds") will be held at 10:00 a.m., Eastern time, on March 28, 2002, at One Bank of America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina, for the purpose of considering and voting upon:

         ITEM 1. A proposed agreement and plan of reorganization dated as of January 1, 2002 that provides for the reorganization of your Fund into a corresponding Acquiring Fund.

         ITEM 2. Such other business as may properly come before the meetings or any adjournment(s).

         Item 1 is described in the attached Combined Proxy
Statement/Prospectus.

         THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE
PROPOSAL.

         Shareholders of record as of the close of business on December 28, 2001 are entitled to notice of, and to vote at, the meetings or any adjournment(s) thereof.

         SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY BALLOT(S), WHICH IS BEING SOLICITED BY, AND ON BEHALF OF, THE BOARD OF TRUSTEES OF NATIONS FUND TRUST AND NATIONS RESERVES AND THE BOARD OF DIRECTORS OF NATIONS FUND, INC. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETINGS. SHAREHOLDERS ALSO MAY SUBMIT THEIR PROXIES: 1) BY FAX AT (704) 388-2641; 2) BY TELEPHONE AT (800) 690-6903; OR 3) ON-LINE AT
WEBSITE WWW.PROXYVOTE.COM. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO NATIONS FUNDS A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY DATED PROXY OR BY ATTENDING THE MEETINGS AND VOTING IN PERSON.

                             By Order of the Boards,

                             RICHARD H. BLANK, JR.
                             Secretary of Nations Fund Trust, Nations Fund, Inc. and Nations Reserves

January 14, 2002

                       COMBINED PROXY STATEMENT/PROSPECTUS
                             Dated January 14, 2002

                               NATIONS FUND TRUST
                               NATIONS FUND, INC.
                                NATIONS RESERVES
                               NATIONS FUNDS TRUST
                            ONE BANK OF AMERICA PLAZA
                             101 SOUTH TRYON STREET
                         CHARLOTTE, NORTH CAROLINA 28255
                                 (800) 653-9427

         For ease of reading, certain terms or names that are used in this Proxy/Prospectus have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found at the end of this Proxy/Prospectus in Appendix A. A shareholder may find it helpful to review the terms and names in Appendix A before reading the Proxy/Prospectus. This Proxy/Prospectus, which should be retained for future reference, sets forth concisely the information about the proposed Reorganization of the Funds into corresponding Acquiring Funds, and the information about the Acquiring Funds that a shareholder should know before deciding how to vote. It is both a proxy statement for the Meetings and a prospectus offering shares in the Acquiring Funds. However, it is not a prospectus for shareholders of Cash Reserves, Treasury Reserves or Government Reserves because these Funds are proposed to be reorganized into Acquiring Funds that are "shell" funds--that is to say, they have identical investment objectives, principal investment strategies and risks as those Funds.

         Additional information about the Funds and Acquiring Funds is available in their prospectuses, statements of additional information (or SAIs) and annual and semi-annual reports to shareholders, all of which are incorporated herein by reference. For Prime Fund, Treasury Fund and Government Money Market Fund shareholders, a copy of each applicable Acquiring Fund prospectus also accompanies this Proxy/Prospectus in Appendix D. The Funds' prospectuses, annual reports to shareholders for the fiscal year ended March 31, 2001 and semi-annual reports to shareholders for the fiscal period ended September 30, 2001 previously have been mailed to shareholders. The SAI relating to this Proxy/Prospectus also is incorporated by reference and is dated January 14, 2002. Additional copies of any of these documents are available without charge by writing the address given above or by calling (800) 321-7854. These documents also are available on the SEC website at www.sec.gov. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The Meetings have been called to consider Reorganization Agreements dated as of January 1, 2002 that provide for the reorganization of each Fund into a corresponding Acquiring Fund. It is expected that this Proxy/Prospectus will be mailed to shareholders on or about January 14, 2002. At the Meetings, shareholders will be asked to approve the reorganization of each Fund into an Acquiring Fund as set forth below.

                        Will Be Reorganized into these Acquiring Funds of
These Funds             Nations Funds Trust
------------------------------------------------------------------------------
Prime Fund
                        [arrow]
                                     Cash Reserves (acquiring)
                        [arrow]
Cash Reserves
------------------------------------------------------------------------------
Treasury Fund
                        [arrow]
                                     Treasury Reserves (acquiring)
                        [arrow]
Treasury Reserves
------------------------------------------------------------------------------
Government Money
Market Fund
                        [arrow]
                                     Government Reserves (acquiring)
                        [arrow]
Government Reserves

                                TABLE OF CONTENTS

                                                                                                               Page No.
                                                                                                               --------
SUMMARY ......................................................................................................... 1

  Fee Tables .................................................................................................... 1
  Overview of the Reorganization Agreements ..................................................................... 2
  Overview of Investment Objective and Principal Investment Strategies .......................................... 3
  Overview of Service Providers ................................................................................. 3
  Overview of Purchase, Redemption, Distribution, Exchange and Other Procedures ................................. 3
  Federal Income Tax Consequences ............................................................................... 3
  Principal Risk Factors ........................................................................................ 4

THE REORGANIZATION .............................................................................................. 4
  Description of the Reorganization Agreements .................................................................. 4
  Reasons for the Reorganization and Other Considerations ....................................................... 5
  Board Consideration ........................................................................................... 6
  Comparison of Investment Management, Investment Objective and Principal Investment Strategies ................. 7
  Comparison of Investment Policies and Restrictions ............................................................ 9
  Comparison of Forms of Business Organization .................................................................. 9
  Comparison of Advisory and Other Service Arrangements and Fees ................................................10
  Investment Advisory and Sub-Advisory Services and Fees ........................................................11
  Comparison of Purchase, Redemption, Distribution and Exchange Policies and
     Other Shareholder Transactions and Services ................................................................11
  Material Federal Income Tax Consequences ......................................................................12
  Capitalization ................................................................................................13

VOTING MATTERS ..................................................................................................19
  General Information ...........................................................................................19
  Quorum ........................................................................................................19
  Shareholder Approval ..........................................................................................20
  Principal Shareholders ........................................................................................20
  Annual Meetings and Shareholder Meetings ......................................................................20

ADDITIONAL INFORMATION ABOUT THE TRUST, THE COMPANY, RESERVES AND NATIONS FUNDS TRUST ...........................20
  Financial Statements ..........................................................................................20
  Other Business ................................................................................................21
  Shareholder Inquiries .........................................................................................21

APPENDICES

A - GLOSSARY

B - EXPENSE SUMMARIES OF THE FUNDS AND ACQUIRING FUNDS

C - COMPARISON OF FUNDAMENTAL POLICIES AND LIMITATIONS OF THE FUNDS AND THE
    ACQUIRING FUNDS

D - PROSPECTUS OF THE ACQUIRING FUNDS AND CLASSES

                                     SUMMARY

         The following is an overview of certain information relating to the proposed Reorganization. More complete information is contained throughout the Proxy/Prospectus and its Appendices.

Fee Tables

         The table shows (i) the current expense ratios of each of Prime Fund, Treasury Fund and Government Money Market Fund; and (ii) the pro forma expense ratios of the Acquiring Funds. The table shows that (after waivers and expense reimbursements) the pro forma expense ratios of their corresponding Acquiring Funds after the Reorganization will be the same as they were for the Funds. For certain classes of the Funds, the pro forma expense ratios (before waivers and expense reimbursements) will be higher. All expense ratios shown are annualized total operating expense ratios. Pro forma expense ratios are based upon the fee arrangements that will be in place upon consummation of the Reorganization and assume in each case that both Prime Fund and Cash Reserves, Treasury Fund and Treasury Reserves and Government Money Market Fund and Government Reserves shareholders approve the Reorganization. It is possible that one Fund's shareholders will approve the Reorganization while the shareholders of the other Fund involved in the Reorganization do not. These scenarios (if they result in any change to a shareholder's current expense ratios) are shown, along with other detailed pro forma expense information, in Appendix B.

         The table does not show current or pro forma expenses for Cash Reserves, Treasury Reserves or Government Reserves because those expenses (both before and after any waivers or expense reimbursements) will not change as a result of the Reorganization.


                                                                                                Pro Forma
                                 Total Operating                                                Total Operating
                                 Expense Ratios                  Combined Acquiring             Expense Ratios
                                 (before/after waivers           Fund/Class Post-               (before/after waivers
Fund/Share Class                 and reimbursements)             Reorganization                 and reimbursements)
----------------                                                 -------------------
------------------------------------------------------------------------------------------------------------------------
Prime Fund                                                       Cash Reserves (acquiring)
       Daily                     1.03%/0.80%                            Daily                   0.87%/0.80%
       Investor A                0.68%/0.65%                            Investor A              0.72%/0.65%
       Investor B                0.68%/0.55%                            Investor                0.62%/0.55%
       Investor C                0.58%/0.55%                            Investor                0.62%/0.55%
       Marsico                   0.58%/0.55%                            Marsico                 0.62%/0.55%
       Primary A                 0.33%/0.30%                            Trust Class             0.37%/0.30%
       Primary B                 0.58%/0.55%                            Investor                0.62%/0.55%

------------------------------------------------------------------------------------------------------------------------
Treasury Fund                                                    Treasury Reserves (acquiring)
       Daily                     1.03%/0.80%                            Daily                   0.87%/0.80%
       Investor A                0.68%/0.65%                            Investor A              0.72%/0.65%
       Investor B                0.68%/0.55%                            Investor                0.62%/0.55%
       Investor C                0.58%/0.55%                            Investor                0.62%/0.55%
       Primary A                 0.33%/0.30%                            Trust Class             0.37%/0.30%
       Primary B                 0.58%/0.55%                            Investor                0.62%/0.55%



------------------------------------------------------------------------------------------------------------------------
Government Money Mkt Fund                                        Government Reserves
       Daily                     1.08%/0.80%                     (acquiring)                    0.88%/0.80%
       Investor A                0.73%/0.65%                            Daily                   0.73%/0.65%
       Investor B                0.73%/0.55%                            Investor A              0.63%/0.55%
       Investor C                0.63%/0.55%                            Investor                0.63%/0.55%
       Primary A                 0.38%/0.30%                            Investor                0.38%/0.30%
       Primary B                 0.63%/0.55%                            Trust Class             0.63%/0.55%
                                                                        Investor


Overview of the Reorganization Agreements

         The documents that govern the Reorganization are the Reorganization Agreements. There are three Reorganization Agreements: one for the Trust and its Fund, one for the Company and its Funds and one for Reserves and its Funds.

         The Reorganization Agreements provide for: (i) the transfer of all of the assets and liabilities of each Fund to its corresponding Acquiring Fund in exchange for shares of equal value of designated classes of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of that Fund. The Reorganization Agreements also contemplate that, assuming the Reorganization is approved by Fund shareholders, as well as by shareholders of all other funds of the Trust, the Company and Reserves that are being asked to approve separate reorganizations of their funds, officers of the Trust, the Company and Reserves will dissolve each investment company under state law and also de-register each of them under the 1940 Act. The Reorganization is subject to a number of conditions, including approval by Fund shareholders.

         As a result of the Reorganization, Fund shareholders will become shareholders of the corresponding Acquiring Fund and will hold, immediately after the Reorganization, Acquiring Fund shares having a total dollar value equal to the total dollar value of the shares of the Fund that the shareholder held immediately before the Reorganization. The Reorganization is expected to occur on or about May 10, 2002. The exchange of Fund shares for corresponding Acquiring Fund shares in the Reorganization is expected to be tax-free under federal income tax law and Fund shareholders will not pay any sales charge or sales load on the exchange.

         The Reorganization Agreements provide that the Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain "caps" that have been put in place. Because of these caps, it is not expected that any of the Funds (except Cash Reserves) will bear the costs associated with the Reorganization, including solicitation costs. Cash Reserves is expected to pay approximately one-quarter of the costs associated with its Reorganization, or $470,000, because Cash Reserves is currently operating below the expense caps that have been put in place. All Funds may, however, bear certain expenses such as brokerage commissions and other transaction charges, as well as interest on borrowed money or extraordinary expenses that may be associated with the Reorganization.

         For more information about the Reorganization and the Reorganization Agreements, see "The Reorganization - Description of the Reorganization Agreements."

Overview of Investment Objective and Principal Investment Strategies

         The investment objective, principal investment strategies and investment risks of all of the Funds and their corresponding Acquiring Funds are substantially identical.

         For additional information about the similarities and differences between the investment objectives and principal investment strategies of the Funds and Acquiring Funds, see "The Reorganization - Comparison of Investment Management, Investment Objective and Principal Investment Strategies."

Overview of Service Providers

         The Funds and Acquiring Funds have the same service providers, including BA Advisors as investment adviser and BACAP as investment sub-adviser. Please see the discussion under "The Reorganization - Comparison of Advisory and Other Service Arrangements and Fees."

Overview of Purchase, Redemption, Distribution, Exchange and Other Procedures

        After the Reorganization, the purchase, redemption, distribution, exchange and other policies and procedures of each share class of the Acquiring Funds will be similar to those of the corresponding share class of the Funds prior to the Reorganization. However, there will be some differences for these shareholders. For example, Treasury Reserves and Government Reserves shareholders will be able to take advantage of lower minimum initial investment and lower minimum additional investment requirements. In addition, certain Acquiring Fund classes will have distribution, shareholder servicing and/or shareholder administration plans where the corresponding Fund classes do not. These differences can be attributed to the different channels through which certain Fund shares and Acquiring Fund shares are offered for sale. While these changes may result in fees for certain Fund shareholders, there will be no change to total operating expense ratios (after waivers and expense reimbursements) for any Fund shareholder after the Reorganization.

        For more information concerning these aspects of the Reorganization, see "The Reorganization - Comparison of Purchase, Redemption, Distribution and Exchange Policies and other Shareholder Transactions and Services."

Federal Income Tax Consequences

       The Reorganization is not expected to result in the recognition of gain or loss, for federal income tax purposes, by the Funds, the Acquiring Funds or their respective shareholders. However, the sale of securities by any Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable distributions to such Fund's shareholders. See "The Reorganization - Material Federal Income Tax Consequences" for additional information. Since their inception, each of the Funds and Acquiring Funds believes it has qualified as a "regulated investment company" under the Code. Accordingly, each Fund and

Acquiring Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income distributed to shareholders.

Principal Risk Factors

       The following principal investment risks are relevant to an investment in the Acquiring Funds:

       Cash Reserves (acquiring) and Treasury Reserves (acquiring)
       -----------------------------------------------------------

        o Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

        o Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

       Government Reserves (acquiring)
       -------------------------------

        o Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

        o Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

        o Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

         Comparison to the Funds: The investment risks of the Prime Fund, Treasury Fund and Government Money Market Fund are identical to the investment risks of their corresponding Acquiring Funds.

                               THE REORGANIZATION

Description of the Reorganization Agreements

         As noted in the Summary, the Reorganization Agreements are the governing document of the Reorganization. Among other things, each Reorganization Agreement provides for: (i) the transfer of all of the assets and liabilities of a Fund to its Acquiring Fund in exchange for shares of equal value of the designated classes of the Acquiring Fund; and (ii) the distribution of Acquiring Fund shares to Fund shareholders in liquidation of their Fund. Each Reorganization Agreement also sets forth representations and warranties of the parties, describes the mechanics of the transaction and includes a number of conditions to the completion of the Reorganization, such as the requirement that a good standing certificate be obtained by each party and that no stop-orders or similar regulatory barriers have been issued by the SEC. The completion of the Reorganization also is conditioned upon the Trust, the Company, Reserves and Nations Funds Trust, as applicable, receiving an opinion from Morrison & Foerster LLP that the exchange of shares contemplated under the Reorganization will be tax-free under federal income tax law.

         Each Reorganization Agreement provides that the Reorganization may be abandoned at any time before Closing by any party to a Reorganization Agreement if any condition is not satisfied or otherwise by mutual consent of the parties. At any time before or (to the extent permitted by law) after approval of a Reorganization Agreement by Fund shareholders: (i) the parties may, by written agreement authorized by the Board of the Trust, the Company, Reserves or Nations Funds Trust, as applicable, and with or without the approval of their shareholders, amend any of the provisions of the respective Reorganization Agreement; and (ii) either party may waive any default by the other party for the failure to satisfy any of the conditions to its obligations (the waiver to be in writing and authorized by the respective Board with or without the approval of shareholders). Additionally, each Reorganization Agreement provides that the Reorganization of one Fund is not conditioned upon the Reorganization of any other Fund.

         Upon completion of the Reorganization, all outstanding shares of each Fund will be canceled. Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of the corresponding Acquiring Fund. Each Reorganization Agreement provides that the Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain "caps" that have been put in place. Because of these caps, it is not expected that any of the Funds, except Cash Reserves, will bear the costs associated with the Reorganization, including solicitation costs. Cash Reserves is expected to pay approximately one-quarter of the costs associated with its Reorganization, or $470,000, because Cash Reserves is currently operating below the expense caps that have been put in place. All Funds may, however, bear certain expenses such as brokerage commissions and other transaction charges, as well as interest on borrowed money or extraordinary expenses that may be associated with the Reorganization.

         A copy of each Reorganization Agreement is available at no charge by calling (800) 653-9427 or writing Nations Funds at the address listed on the first page of the Proxy/Prospectus. Copies of the Reorganization Agreement are also available at the SEC's website (www.sec.gov).

Reasons for the Reorganization and Other Considerations

     o The Nations Funds Family Reorganization - The Reorganization is the final phase of a broader initiative begun two years ago to streamline the operations of the Nations Funds Family. A primary goal of the initiative is to reduce the number of registered investment companies in the Nations Funds Family without necessarily impacting investment alternatives. This final phase combines all of the remaining Funds of the Trust, the Company and Reserves in the Nations Funds Family into series of Nations Funds Trust. Management believes that operating fewer registered investment companies offers potential efficiencies and benefits to shareholders over the long-term. These efficiencies and benefits include potential cost savings from the reduction of accounting, legal, filing and registration costs. If shareholders of the Funds approve the Reorganization (and shareholders of all of the other funds of the Trust, the Company and Reserves approve similar reorganizations), management will de-register and dissolve the Trust, the Company and Reserves.

          The Acquiring Funds will be part of a Delaware business trust, which generally is viewed as having more flexibility in its operations than a Maryland corporation (like the Company) or Massachusetts business trusts (like the Trust and Reserves). Also, as part of Nations Funds Trust, the Acquiring Funds will be governed under a more flexible charter document which can be amended by Nations Funds Trust's Board without the necessity of soliciting shareholders, thereby saving costs relating to proxy solicitations on certain routine matters.

          Specifically, the Acquiring Funds will have greater flexibility in their investment policies, including policies that, for example, permit them to:

          >> adopt a "master-feeder" structure. A master-feeder structure will only be adopted if the Board approves such a change as being in the interests of a Fund and its shareholders. In evaluating this change, the Board will consider both the potential benefits and disadvantages of this type of structure. One potential advantage is that feeder funds investing in the same master portfolio can reduce their expenses through sharing the costs of managing and administering a larger combined pool of assets, which can come from other distribution channels -- such as private investment companies or offshore fund investors -- that would not otherwise be available to stand-alone mutual funds. One potential disadvantage is that if there are other feeders in the master portfolio, a Fund's voting impact on the master portfolio could be diminished. Additionally, if the Fund were to withdraw its investment from the master portfolio, such withdrawal could result in a distribution in kind of portfolio securities (as opposed to cash) by the master portfolio to the Fund. That distribution could result in a less diversified portfolio of investments and could adversely affect the liquidity of the Fund's investment portfolio. In addition, if securities were distributed, the Acquiring Fund generally would incur brokerage commissions, capital gains or losses, and/or other charges in converting the securities to cash. This could result in a lower net asset value of a shareholder's shares and/or certain adverse tax consequences for a shareholder.

          >> participate in interfund lending among the Nations Funds Family. Management expects to file an exemptive application with the SEC that will permit funds in the Nations Funds Family to lend to and borrow money from each other for temporary purposes. At any particular time, the Funds may need to borrow money for temporary purposes to satisfy redemption requests, to cover unanticipated cash shortfalls such as a trade "fail" in which cash payment for a security sold by a Fund has been delayed, or for other temporary purposes. The Funds currently have a line of credit with their custodian, which is designed to cover reasonably anticipated borrowing needs. The rate of interest that is paid by the Funds when they borrow is significantly higher than the rate that would be earned by them on repurchase agreements. The lending arrangements are expected to reduce the Funds' potential borrowing costs and enhance the ability of the lending Funds to earn higher rates of interest on their short-term lendings.

               The Funds' fundamental investment policies currently prohibit the Funds from participating in the proposed interfund lending arrangements. The Acquiring Funds, however, have adopted fundamental investment policies that will allow them to take advantage of these arrangements, assuming that the SEC issues an exemptive order.

     o Achieving economies of scale -- In addition to the reasons cited above, an additional reason for combining the Prime Fund with Cash Reserves, the Treasury Fund with Treasury Reserves and the Government Money Market Fund with Government Reserves is that each Reorganization will result in a corresponding Acquiring Fund with a significantly larger asset size (assuming both Funds' shareholders approve the Reorganization). Because of the economies of scale that will result from larger asset size, management will be able to offer Fund shareholders a substantially identical investment in an Acquiring Fund that will have the same operating expense ratios (after waivers and expense reimbursements), with the potential for lower total operating expense ratios in the future.

Board Consideration

         The Boards of the Trust, the Company and Reserves unanimously voted to approve the Reorganization Agreement at special meetings held on October 10, 2001. During deliberations, the Boards (with the advice and assistance of independent counsel) reviewed and considered, among other things: (1) the Reorganization as part of a broader initiative to streamline the operations of the Nations Funds Family; (2) the various aspects and terms of the Reorganization and the Reorganization Agreements; (3) the current asset levels of the Funds and the projected asset levels of the Acquiring Funds; (4) the investment advisory and other fees paid by the Funds, and the historical and projected expense ratios of the Funds, as compared with the expense ratios of their corresponding Acquiring Funds; (5) the historical performance record of the Funds; (6) the investment objectives and principal investment strategies of the Funds, and the fact that they are substantially identical to those of their corresponding Acquiring Funds; (7) the fact that Fund shareholders will experience on beneficial and less restrictive changes in shareholder services;
(8) the fact that the Acquiring Funds as part of Nations Funds Trust will have greater flexibility in their investment policies and will be governed under a more flexible charter document which could be amended by the Board of Nations Funds Trust without the necessity of soliciting shareholders, thereby potentially saving future costs relating to proxy solicitations on certain routine matters; (9) the anticipated tax-free nature of the exchange of shares in the Reorganization; (10) the fact that no Fund shareholders (except for Cash Reserves) will bear the expenses of the Reorganization; and (11) potential benefits of the Reorganization, if any, to other persons, including BA Advisors and its affiliates (e.g., the benefit of consolidating resources within BA Advisors and its affiliates).

         Based upon their evaluation of the information presented to them, and in light of the fiduciary duties under federal and state law, the Boards of the Trust, the Company and Reserves including all of the non-interested Directors/Trustees, determined that participation in the Reorganization, as contemplated by the respective

Reorganization Agreements, was in the best interests of each Fund, and that the shares of each Fund will not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of Nations Funds Trust, including all of the non-interested Trustees, also evaluated the Reorganization and based upon its evaluation of the information presented to it, and in light of its fiduciary duties under federal and state law, determined that participation in the Reorganization, as contemplated by each Reorganization Agreement, was in the best interests of the Acquiring Funds and that the shares of the Acquiring Funds will not be diluted as a result of the Reorganization.

  THE BOARDS OF THE TRUST, THE COMPANY AND RESERVES UNANIMOUSLY
    RECOMMEND THAT FUND SHAREHOLDERS VOTE TO APPROVE THEIR
                 REORGANIZATION AGREEMENT.

Comparison of Investment Management, Investment Objective and Principal Investment Strategies

         All of the Funds and their Acquiring Funds are advised by BA Advisors and sub-advised by BACAP.

         The investment objective, principal investment strategies and investment risks of the Funds are substantially identical to those of their Acquiring Funds.


                 Fund                                               Corresponding Acquiring Fund
                 ----                                               ----------------------------


---------------------------------------------------------------------------------------------------------------------
Investment       Prime Fund - The Fund seeks the                    Cash Reserves (acquiring) - The Fund seeks
Objective        maximization of current income to the extent       to preserve principal value and maintain a high
                 consistent with the preservation of capital        degree of liquidity while providing current
                 and the maintenance of liquidity                   income.

Principal        The Fund pursues its objective by generally        identical
Investment       investing in a diversified portfolio of high
Strategies       quality money market instruments that, at the
                 time of investment, are considered to have
                 remaining maturities of 397 days or less.

---------------------------------------------------------------------------------------------------------------------
Investment       Cash Reserves - The Fund seeks to preserve         Cash Reserves (acquiring) - identical
Objective        principal value and maintain a high degree of
                 liquidity while providing current income.

Principal        The Fund pursues its objective by generally        identical
Investment       investing in a diversified portfolio of high
Strategies       quality money market instruments that, at the
                 time of investment, are considered to have
                 remaining maturities of 397 days or less.

---------------------------------------------------------------------------------------------------------------------
Investment       Treasury Fund - The Fund's investment              Treasury Reserves (acquiring) - The Fund seeks
Objective        objective is the maximization of current           seeks to preserve principal value and maintain
                 income to the extent consistent with the           a high degree of liquidity while providing
                 preservation of capital and the maintenance        current income.
                 of liquidity.

Principal        The Fund pursues its objective by generally        identical
Investment       investing in a diversified portfolio of high
Strategies       quality money market instruments that, at the
                 time of investment, are considered to have
                 remaining maturities of 397 days or less.


---------------------------------------------------------------------------------------------------------------------
Investment       Treasury Reserves - The Fund seeks to              Treasury Reserves (acquiring) - identical

------------------------------------------------------------------------------------------------------------------
Objective         preserve principal value and maintain a high
                  degree of liquidity while providing current
                  income.

Principal         The Fund pursues its objective by generally          identical
Investment        investing in a diversified portfolio of high
Strategies        quality money market instruments that, at the
                  time of investment, are considered to have
                  remaining maturities of 397 days or less.

------------------------------------------------------------------------------------------------------------------
Investment        Government Money Market Fund - The                   Government Reserves (acquiring) - The
Objective         Fund seeks a high level of current income as         Fund seeks to preserve principal value and
                  is consistent with liquidity and stability of        maintain a high degree of liquidity while
                  principal.                                           providing current income.

Principal         The Fund pursues its objective by generally          identical
Investment        investing in a diversified portfolio of high
Strategies        quality money market instruments that, at the
                  time of investment, are considered to have
                  remaining maturities of 397 days or less.

------------------------------------------------------------------------------------------------------------------
Investment        Government Reserves - The Fund seeks to              Government Reserves (acquiring) - identical
Objective         preserve principal value and maintain a high
                  degree of liquidity while providing current
                  income.

Principal         The Fund pursues its objective by generally          identical
Investment        investing in a diversified portfolio of high
Strategies        quality money market instruments that, at the
                  time of investment, are considered to have
                  remaining maturities of 397 days or less.


         If the Reorganization is approved, the resulting portfolios of each Acquiring Fund will combine the assets of each of its two corresponding Funds. The asset classes in which each Fund invests are substantially similar to those of the other Fund with which it will reorganize, as shown below:

              Portfolio Holdings As of Fiscal Year Ended 9/30/2001

--------------------------------------------------------------------------------
    Prime Fund                                    Cash Reserves

    Asset-Backed Securities:  2.3%           Asset-Backed Securities:  3.3%
    Bank Obligations:  22.4%                 Bank Obligations:  25.1%
    Certificates of Deposit:  4.3%           Cert. of Deposit (Domestic):  3.0%
    Cert. of Deposit (Domestic):  6.5%       Cert. of Deposit (Euro):  2.0%
    Cert. of Deposit (Euro):  0.4%           Cert. of Deposit (Yankee):  16.0%
    Cert. of Deposit (Yankee):  14.8%        Time Deposits (Euro): 2.0%
    Corporate Obligations:  65.7%            Corporate Obligations:  56.1%
    Corporate Bonds and Notes:  25.3%        Corporate Bonds and Notes:  18.5%
    Funding Agreements:  2.2%                Foreign Bonds and Notes:  1.2%
    Municipal Bonds/Notes:  1.1%             Funding Agreements:  0.8%
    Repurchase Agreements:  0.5%             Municipal Bonds/Notes:  0.3%
    U.S. Gov't Obligations:  5.5%            Repurchase Agreements:  5.9%
    Other assets and liabilities:  0.3%      U.S. Gov't Obligations:  7.4%
                                             Other assets and liabilities:(0.1%)

----------------------------------------------------------------------------------------------
         Treasury Fund                                Treasury Reserves

         U.S. Treasury bills:  27.7%                  U.S. Treasury bills:  30.1%
         U.S. Treasury notes:  16.7%                  U.S. Treasury notes:  18.2%
         Repurchase agreements:  55.3%                Repurchase agreements:  51.5%
         Other assets and liabilities:  0.3%          Other assets and liabilities:  0.2%

----------------------------------------------------------------------------------------------
         Government Money Market Fund                 Government Reserves

         U.S. gov't and agency obligations: 99.9%     U.S. gov't and agency obligations: 100%
         Other assets and liabilities:  0.1%

Comparison of Investment Policies and Restrictions

         The Acquiring Funds also will have a more streamlined set of fundamental investment policies than the Funds. Some of the Funds' current fundamental investment policies may limit their portfolio management team from investing in a security (such as the sale of a security short) that is both consistent with a Fund's investment objective and also believed to be a good investment. One reason for changing some of the fundamental investment policies is to remove these restrictions that unnecessarily hamper the portfolio management team's investment discretion. Some of these restrictions were originally put in place by the Funds as a result of the directives of various state securities commissions. Changes to federal securities laws have superseded these directives and are, accordingly, no longer necessary.

         In addition, the Funds currently have fundamental investment policies that prohibit them from participating in interfund lending arrangements. The Acquiring Funds, however, have fundamental investment policies that will permit them to take part in these arrangements. Assuming that the SEC grants an exemptive order that the Nations Funds Family is expected to apply for, the Acquiring Funds may be able to experience substantial cost savings for temporary lending or borrowing activities.

         Another reason that management wishes to change the Funds' fundamental investment policies is its desire to migrate towards uniform investment policies for all funds in the Nations Funds Family. Uniform policies could lead to efficiencies in administering the Funds' activities, including ensuring compliance with law and internal procedures.

         The Funds and Acquiring Funds have identical non-fundamental investment policies.

         For a detailed comparison of the fundamental investment policies of the Funds and the Acquiring Funds, see Appendix C to this Proxy/Prospectus.

Comparison of Forms of Business Organization

         Federal securities laws largely govern the way that mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and a fund's governing documents fill in most of these gaps and typically create additional operational rules and restrictions that funds must follow. Cash Reserves, Treasury Reserves, Government Reserves and the Government Money Market Fund are series of a Massachusetts business trust. The Prime Fund and Treasury Fund are series of a Maryland corporation. The Acquiring Funds are series of a Delaware business trust. While there are few differences among these forms of organization, one advantage of a Delaware business trust is its potential for greater flexibility. Generally, under Delaware business trust law, a mutual fund's governing instrument, called a declaration of trust, may establish the way it will operate with few state law requirements or prohibitions. Thus, mutual funds organized in Delaware generally have more flexibility in their operations and greater certainty about any operational restrictions.

         The following discussion outlines some of the differences between the Trust and Reserves (which are Massachusetts business trusts), the Company (which is a Maryland corporation) and Nations Funds Trust (which is a Delaware business trust).

         o The Board of Trustees. The Board of Nations Funds Trust has eleven Trustees, ten of whom currently serve as Board members of the Trust, the Company and Reserves, with the eleventh currently serving in an advisory capacity to the Board of the Trust.

        o Governing Law. Unlike Maryland corporate law and Massachusetts business trust law, The Delaware Business Trust Act has been specifically drafted to accommodate the unique governance needs of investment companies and provides that its policy is to give maximum freedom of contract to the trust instrument (discussed below) of a Delaware business trust. For example, Delaware law provides that, should a Delaware trust issue multiple series of shares, each series will not be liable for the debts of another series. Maryland law allows the same. However, although remote, this is a potential risk in the case of a Massachusetts business trust.

            In addition, Delaware has obtained a favorable national reputation for its business laws and business environment. The Delaware courts, which may be called upon to interpret the Delaware Business Trust Act, are among the nation's most highly respected and have an expertise in corporate matters. Accordingly, there is a well-established body of precedent which may be relevant in deciding issues pertaining to a Delaware business trust.

        o Governing Documents. Maryland corporations are typically governed by organizational documents called articles of incorporation and by-laws. Massachusetts business trusts and Delaware business trusts are governed by similar sets of documents, typically called a declaration of trust. These governing documents are generally similar, although there are some differences. For example, in order for the Company to dissolve under Maryland law, a majority of all outstanding shares of the Company generally must approve its dissolution. In contrast, the Declaration of Trust of Nations Funds Trust generally provides that Nations Funds Trust, or any series of Nations Funds Trust, may be dissolved at any time by the Board of Nations Funds Trust upon written notice to shareholders. In addition, Nations Funds Trust's Declaration of Trust, as permitted by Delaware law, provides that shareholders of series of Nations Funds Trust will be entitled to vote on mergers, acquisitions and consolidations involving such series, only to the extent required by federal securities law. By limiting mandatory shareholder votes to those matters expressly required under the federal securities laws, the Acquiring Funds may save costs by not having to schedule special shareholder meetings and solicit shareholder proxies. Although as shareholders of an Acquiring Fund of Nations Funds Trust shareholders may no longer have certain rights, it is anticipated that the Acquiring Funds will benefit from a reduction in expenses associated with potential proxy solicitations on these matters.

            In general, the attributes of a share of beneficial interest in the case of a Massachusetts business trust are comparable to those of a share of beneficial interest of a Delaware business trust such as Nations Funds Trust, i.e., shares of all are entitled to one vote per share held and fractional votes for fractional shares held.

        o Shareholder Liability. Under Maryland law, shareholders are not personally liable for the debts of a Fund. Under Massachusetts law, shareholders may, in certain circumstances, be held personally liable for the debts and obligations of a Massachusetts business trust. Under Delaware law, shareholders of a Delaware business trust like Nations Funds Trust are not personally liable for the debts and obligations of such trust.

Comparison of Advisory and Other Service Arrangements and Fees

        The Funds and the Acquiring Funds have the same service providers. Immediately after the Reorganization, these service providers are expected to continue to serve the Acquiring Funds in the capacities indicated below.

        Service Providers for the Funds and the Acquiring Funds
        -------------------------------------------------------

        Investment Adviser                   BA Advisors
        Investment Sub-Adviser               BACAP
        Distributor                          Stephens Inc.

         Co-Administrator            BA Advisors
         Co-Administrator            Stephens Inc.
         Sub-Administrator           The Bank of New York
         Custodian                   The Bank of New York
         Transfer Agent              PFPC Inc.
         Sub-Transfer Agent          Bank of America (for Primary A shares only)
         Independent Accountants     PricewaterhouseCoopers LLP


Investment Advisory and Sub-Advisory Services and Fees

         BA Advisors serves as the investment adviser for each Fund and each Acquiring Fund, which pay an advisory fee, computed daily and paid monthly, to BA Advisors based on average daily net assets. Currently the maximum advisory fee rate is 0.20% for each of Prime Fund, Treasury Fund and Government Money Market Fund; is 0.15% for each of Cash Reserves, Treasury Reserves and Government Reserves; and also is 0.15% for each of the Acquiring Funds.

         BACAP is the sub-adviser for each Fund and Acquiring Fund. BA Advisors pays BACAP sub-advisory fees from the investment advisory fees it receives. Currently, BA Advisors advises over 75 mutual funds in the Nations Funds Family and BACAP, currently managing more than $125 billion, acts as investment manager for individuals, corporations and financial institutions, and is sub-adviser to private investment companies and more than 60 mutual funds in the Nations Funds Family.

         BA Advisors and the Acquiring Funds are seeking an exemptive order from the SEC that would permit BA Advisors to engage a different or additional sub-adviser for an Acquiring Fund, to continue the engagement of a sub-adviser who has experienced a change in its ownership or corporate structure or under an agreement that has materially changed, with the approval of the Board of Nations Funds Trust, but without submitting the sub-advisory change to a vote of the Acquiring Fund's shareholders, under certain circumstances. If this exemptive order is granted and the Reorganization is approved, BA Advisors or the Acquiring Funds will inform shareholders of any such sub-advisory change, which may include: (i) engaging new or additional sub-advisers, (ii) terminating or replacing one or more sub-advisers, or (iii) materially amending an existing sub-advisory agreement. Unless and until this exemptive order is granted and the proposed Reorganization is approved, consistent with applicable law, the Funds and Acquiring Funds will continue to submit any sub-advisory change to shareholders for approval.

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services


        As noted earlier, after the Reorganization, the purchase, redemption, distribution, exchange and other policies and procedures of each share class of the Acquiring Funds will be similar to those of the corresponding share class of the Funds prior to the Reorganization. However, there will be some differences for these shareholders. For example, certain Fund shareholders will be able to take advantage of lower minimum initial investment and lower minimum additional investment requirements. In addition, certain Acquiring Fund classes will have distribution, shareholder servicing and/or shareholder administration plans where the corresponding Fund classes do not. These differences can be attributed to the different channels through which certain Fund shares and Acquiring Fund shares are offered for sale. While these changes may result in fees for certain Fund shareholders, there will be no change to total operating expense ratios (after waivers and expense reimbursements) for any Fund shareholder after the Reorganization.

        For details on these aspects of the various Fund and Acquiring Fund share classes, shareholders should consult their Fund prospectus or the Acquiring Fund prospectuses.

        How Shares Are Priced and How Orders Are Processed
        --------------------------------------------------

        All transactions are based on the price of a Fund's shares--or its net asset value per share. Net asset value per share is calculated at the times indicated below. Orders to buy, sell and exchange shares are processed on business days, which generally are days that the Federal Reserve Bank of New York and the New York Stock Exchange are open. Orders received by Stephens Inc., PFPC, Inc., or their agents by the time shown below on a business day (unless a Fund or Acquiring Fund closes early) will receive that day's net asset value per share. Orders received after these times will receive the next business day's net asset value per share. The Funds or Acquiring Funds may refuse any order to buy or exchange shares. If this happens, the Funds will return any money received.

                                                                                Orders Received by this Time Will
                                                                                ---------------------------------
                                         Shares Are Priced at this Time:        Receive that Day's Net Asset Value:
                                         -------------------------------        -----------------------------------

----------------------------------------------------------------------------------------------------------------------
Prime Fund                               3:00 p.m., Eastern time                3:00 p.m., Eastern time

Cash Reserves and Cash Reserves          5:00 p.m., Eastern time                5:00 p.m., Eastern time (3:00 p.m.,
(acquiring)                                                                     Eastern time for orders placed on the
                                                                                last business day of the calendar
                                                                                year)

----------------------------------------------------------------------------------------------------------------------
Treasury Fund                            12 Noon, Eastern time                  12 Noon, Eastern time

Treasury Reserves and Treasury           5:00 p.m., Eastern time                5:00 p.m., Eastern time (3:00 p.m.,
Reserves (acquiring)                                                            Eastern time for orders placed on the
                                                                                last business day of the calendar
                                                                                quarter and business days that
                                                                                precede the national holidays
                                                                                observed by this Fund and Acquiring
                                                                                Fund)

----------------------------------------------------------------------------------------------------------------------
Government Money Market Fund             3:00 p.m., Eastern time                3:00 p.m., Eastern time

Government Reserves and Government       2:30 p.m., Eastern time                2:30 p.m., Eastern time
Reserves (acquiring)

     Purchase, Redemption, Distribution and Exchange Policies and Other
     ------------------------------------------------------------------
Shareholder Transactions and Services
-------------------------------------





     Daily Shares of Prime Fund, Treasury Fund or Government Money Market Fund:

     The purchase, redemption, distribution and exchange policies of the Daily Shares are substantially similar to those of the corresponding Acquiring Funds' Daily Class Shares, with the following exceptions:

o             Distribution (12b-1), shareholder servicing and administration
              --------------------------------------------------------------
              fees - Stephens Inc., the Funds' distributor, and selling and
              ----
              servicing agents are compensated for selling shares and providing services to investors under distribution, shareholders servicing and/or administration plans. For such services, these service providers may receive a maximum distribution (12b-1) fee from the Daily Shares of 0.45%; they may receive a maximum distribution (12b-1) fee from the Daily Class Shares of 0.35%.

o             Exchange features - [to be inserted].
              -----------------

     Investor A Shares of Prime Fund, Treasury Fund or Government Money Market
Fund:

         The purchase, redemption, distribution and exchange policies of the Investor A Shares are substantially similar to those of the corresponding Acquiring Funds' Investor A Shares, with the following exceptions:

o             Distribution (12b-1), shareholder servicing and administration
              --------------------------------------------------------------
              fees - BA Advisors, its affiliates and/or other financial
              ----
              institutions and intermediaries may receive a fee for providing certain shareholder administration services. For such services, these entities may receive a maximum shareholder administration fee from the Acquiring Funds' Investor A Shares of 0.10%. The Funds' Investor A Shares do not have a shareholder administration plan.

o             Exchange features - [to be inserted].
              -----------------

     Investor B Shares of Prime Fund, Treasury Fund or Government Money Market
Fund:

         The purchase, redemption, distribution and exchange policies of the Investor B Shares are substantially similar to those of the corresponding Acquiring Funds' Investor A Shares, with the following exceptions:

o             Exchange features - [to be inserted].
              -----------------

     Investor C Shares of Prime Fund, Treasury Fund or Government Money Market
Fund:

         The purchase, redemption, distribution and exchange policies of the Investor C Shares are substantially similar to those of the corresponding Acquiring Funds' Investor Class Shares, with the following exceptions:

o             Distribution (12b-1), shareholder servicing and administration
              --------------------------------------------------------------
              fees - Stephens Inc., the Funds' distributor, and selling and
              ----
              servicing agents are compensated for selling shares and providing services to investors under distribution, shareholders servicing and/or administration plans. For such services, these service providers may receive a maximum distribution (12b-1) fee from the Acquiring Funds' Investor Class Shares of 0.10%. The Funds' Investor C Shares do not have a distribution (12b-1) plan.

o             Exchange features - [to be inserted].
              -----------------

          Marsico Shares of Prime Fund:

         The purchase, redemption, distribution and exchange policies of the Marsico Shares are substantially similar to those of the corresponding Acquiring Fund's Marsico Shares, with the following exceptions:

o             Distribution (12b-1), shareholder servicing and administration
              --------------------------------------------------------------
              fees - BA Advisors, its affiliates and/or other financial
              ----
              institutions and intermediaries may receive a fee for providing certain shareholder administration services. For such services, these entities may receive a maximum shareholder administration fee from the Acquiring Funds' Marsico Shares of 0.10%. The Fund's Marsico Shares do not have a shareholder administration plan.

o             Exchange features - [to be inserted].
              -----------------

     Primary A Shares of Prime Fund, Treasury Fund or Government Money Market
Fund:

         The purchase, redemption, distribution and exchange policies of the Investor A Shares are substantially similar to those of the corresponding Acquiring Funds' Trust Class Shares, with the following exceptions:

o             Distribution (12b-1), shareholder servicing and administration
              --------------------------------------------------------------
              fees - BA Advisors, its affiliates and/or other financial
              ----
              institutions and intermediaries may receive a fee for providing certain shareholder administration services. For such services, these entities may receive a maximum shareholder administration fee from the Acquiring Funds' Trust Class Shares of 0.10%. The Funds' Primary A Shares do not have a shareholder administration plan.

o             Exchange features - [to be inserted].
              -----------------


     Primary B Shares of Prime Fund, Treasury Fund or Government Money Market
Fund:

         The purchase, redemption, distribution and exchange policies of the Primary B Shares are substantially similar to those of the corresponding Acquiring Funds' Investor Class Shares, with the following exceptions:

o             Distribution (12b-1), shareholder servicing and administration
              --------------------------------------------------------------
              fees - BA Advisors, its affiliates and/or other financial
              ----
              institutions and intermediaries may receive a fee for providing certain shareholder administration services. For such services, these entities may receive a maximum shareholder administration fee from the Acquiring Funds' Investor Class Shares of 0.10%. The Funds' Primary B Shares do not have a shareholder administration plan.

o             Exchange features - [to be inserted].
              -----------------

o             Other compensation - Selling and servicing agents also may receive
              ------------------
              in connection with the Acquiring Funds' Trust Class Shares: a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Investor Class Shares. The Funds' Primary B Shares do not pay this type of compensation.

     Daily Class Shares of Cash Reserves, Treasury Reserves and Government
Reserves:

       The purchase, redemption, distribution and exchange policies of the Funds' Daily Class Shares are substantially similar to those of the corresponding Acquiring Funds' Daily Class Shares, with the following exceptions:

o             Minimum initial and additional investment amounts - The minimum
              -------------------------------------------------
              initial investment for the Funds' Daily Class Shares is $1,000, unless using the systematic investment plan in which case the minimum initial investment is $100. There is no minimum for any additional investments, unless using the systematic investment plan in which case the minimum additional investment is $100.

              The minimum initial amount for the Acquiring Funds' Daily Class Shares is $1,000 for regular accounts; $500 for traditional Roth and IRA accounts; $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts; $100 using the Systematic Investment Plan and there is no minimum for 401(k) plans, simplified employee pension plans, salary reduction-simplified employee pension plans, Savings Incentives Match Plans for Employees, salary reduction-IRAs or other similar kinds of accounts, however, if the value of the account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after the account is opened, your shares may be sold after you are given 60 days notice in writing. There is no minimum for any additional investments for the Acquiring Funds' Daily Class Shares, unless using the systematic investment plan in which case the minimum additional investment is $100.

     Investor Class Shares of Cash Reserves, Treasury Reserves and Government
Reserves:

       The purchase, redemption, distribution and exchange policies of the Funds' Investor Class Shares are substantially similar to those of the corresponding Acquiring Funds' Investor Class Shares, with the following exceptions:

o             Minimum initial and additional investment amounts - The minimum
              -------------------------------------------------
              initial investment for the Funds' Investor Class Shares is $25,000, unless using the systematic investment plan in which case the minimum initial investment is $10,000. There is no minimum for any additional investments, unless using the systematic investment plan in which case the minimum additional investment is $1,000.

              The minimum initial amount for the Acquiring Funds' Investor Class Shares is $1,000 for regular accounts; $500 for traditional Roth and IRA accounts; $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts; $100 using the Systematic Investment Plan and there is no minimum for 401(k) plans, simplified employee pension plans, salary reduction-simplified employee pension plans, Savings Incentives Match Plans for Employees, salary reduction-IRAs or other similar kinds of accounts, however, if the value of the account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after the account is opened, your shares may be sold after you are given 60 days notice in writing. There is no minimum for any additional investments for the Acquiring Funds' Investor Class Shares, unless using the systematic investment plan in which case the minimum additional investment is $1,000.

       Adviser Class Shares, Capital Class Shares, Institutional Class Shares, Investor B Shares, Investor C Shares, Liquidity Class Shares, Market Class Shares, Service Class Shares and Trust Class Shares of Cash Reserves, Treasury Reserves and Government Reserves:

         The purchase, redemption, distribution and exchange policies of the Funds' share classes are substantially identical to those of the corresponding Acquiring Funds' share classes.

          Material Federal Income Tax Consequences

         As noted, the exchange of shares in the Reorganization is expected to be tax free under federal income tax law.

         The following discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to Fund shareholders. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. A Fund shareholder's tax treatment may vary depending upon his or her particular situation. A Fund shareholder also may be subject to special rules not discussed below if they are a certain kind of shareholder, including: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; or a person that does not hold Fund shares as a capital asset at the time of the Reorganization.

         Neither the Trust, the Company, Reserves nor Nations Funds Trust has requested or will request an advance ruling from the Internal Revenue Service as to the federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service may adopt positions contrary to that discussed below and such positions could be sustained. A Fund shareholder is urged to consult with his or her own tax advisors and financial planners as to the particular tax consequences of the Reorganization to the Fund shareholder, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         The Reorganization, with respect to each Fund and its corresponding Acquiring Fund, is intended to qualify as a "reorganization" for federal income tax purposes. In this regard, the obligation of the Funds and the Acquiring Funds to consummate the Reorganization is conditioned upon the receipt by the Trust, the Company, Reserves and Nations Funds Trust of an opinion of Morrison & Foerster LLP reasonably acceptable to the Trust, the Company, Reserves and Nations Funds Trust substantially to the effect that the Reorganization, with respect to each Fund and its corresponding Acquiring Fund, will be treated for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code and, in such connection, that the Fund and its corresponding Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code. Provided that the Reorganization so qualifies:

        o Neither the Funds, the Acquiring Funds nor their respective shareholders will recognize any gain or loss pursuant to the Reorganization.

        o A Fund shareholder's aggregate tax basis for the Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in Fund shares held immediately before the Reorganization.

        o A Fund shareholder's holding period for the Acquiring Fund shares received pursuant to the Reorganization will include the period during which the Fund shares are held.

         The tax opinion of Morrison & Foerster LLP described above is based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the Trust, the Company, Reserves, on behalf of their respective Funds, and Nations Funds Trust, on behalf of the Acquiring Funds, which if incorrect in any material respect would jeopardize the conclusions reached by Morrison & Foerster LLP in the opinion. In addition, in the event that the Trust, the Company, Reserves and/or Nations Funds Trust are unable to obtain the tax opinion, they are permitted under the Reorganization Agreement to waive the receipt of such tax opinion as a condition to their obligation to consummate the Reorganization.

         Regardless of whether the acquisition of the assets and liabilities of each Fund by the corresponding Acquiring Fund qualifies as a tax-free reorganization as described above, the sale of securities by the Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable distribution to Fund shareholders.

         Since its formation, each Fund and Acquiring Fund believes it has qualified as a separate "regulated investment company" under the Code. Accordingly, each Fund and Acquiring Fund believes it has been, and expects to continue to be, relieved of federal income tax liability on its taxable income distributions to its shareholders.

Capitalization

         The following tables show the total net assets, number of shares outstanding and net asset value per share of each Fund and Acquiring Fund. This information is generally referred to as the "capitalization." The term "pro forma capitalization" means the expected capitalization of each Acquiring Fund after it has combined with its corresponding Fund, i.e., as if the Reorganization had already occurred. The tables show several combination scenarios of the Funds. They show the possibility of one Fund approving the Reorganization but not the other (e.g., Fund A + Fund C or Fund B + Fund C). They also show the possibility of both Funds approving the Reorganization (e.g., Fund A + Fund B + Fund C).

         These capitalization tables are based on figures as of August 31, 2001. The ongoing investment performance and daily share purchase and redemption activity of the Funds and Acquiring Funds affects capitalization. Therefore, the capitalization on the Closing date may vary from the capitalization shown in the following tables.

Fund                            Net Assets                       Shares Outstanding       Net Asset Value Per Share

------------------------------- ---------------------------- ---------------------------- ----------------------------
Prime Fund                            $995,131,086.19              995,503,380.67                    $1.00
(Fund A)                                  (Daily)                      (Daily)                    (Primary A)
                                      $581,986,101.95              582,074,802.20                    $1.00
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $752,849,415.93              752,940,256.95                    $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                       $4,185,719.44                4,187,574.59                     $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $35,744,502.57                35,743,736.82                    $1.00
                                         (Marsico)                    (Marsico)                    (Marsico)
                                     $3,387,570,264.93            3,387,951,088.76                   $1.00
                                        (Primary A)                  (Primary A)                  (Primary A)
                                       $8,873,762.86                8,877,267.75                     $1.00
                                        (Primary B)                  (Primary B)                  (Primary B)

Cash Reserves                        $7,015,604,298.20            7,106,073,216.49                   $1.00
(Fund B)                                 (Adviser)                    (Adviser)                    (Adviser)
                                         $[insert]                21,032,541,048.42                  $1.00
                                         (Capital)                    (Capital)                    (Capital)
                                         $[insert]                14,415,478,091.92                  $1.00
                                          (Daily)                      (Daily)                      (Daily)
                                      $970,586,371.19              970,548,631.31                    $1.00
                                      (Institutional)              (Institutional)              (Institutional)
                                     $5,587,922,505.02            5,588,493,690.21                   $1.00
                                        (Investor)                   (Investor)                   (Investor)
                                      $32,425,984.13                32,424,877.19                    $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                       $2.019,338.62                2,019,288.45                     $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                     $1,706,295,409.06            1,706,226,735.11                   $1.00
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                     $3,606,277,022.11            3,606,141,507.46                   $1.00
                                         (Market)                     (Market)                     (Market)
                                     $1,006,941,830.65            1,006,939,697.06                   $1.00
                                         (Service)                    (Service)                    (Service)
                                     $1,847,525,385.43            1,847,439,401.37                   $1.00
                                          (Trust)                      (Trust)                      (Trust)

Cash Reserves (acquiring)                   $0                            0                           $0

Fund                                Net Assets                  Shares Outstanding         Net Asset Value Per Share
(Fund C)                                 (Adviser)                    (Adviser)                    (Adviser)
                                            $0                            0                           $0
                                         (Capital)                    (Capital)                    (Capital)
                                            $0                            0                           $0
                                          (Daily)                      (Daily)                      (Daily)
                                            $0                            0                           $0
                                      (Institutional)              (Institutional)              (Institutional)
                                            $0                            0                           $0
                                        (Investor)                   (Investor)                   (Investor)
                                            $0                            0                           $0
                                       (Investor A)                 (Investor A)                 (Investor A)
                                            $0                            0                           $0
                                       (Investor B)                 (Investor B)                 (Investor B)
                                            $0                            0                           $0
                                       (Investor C)                 (Investor C)                 (Investor C)
                                            $0                            0                           $0
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                            $0                            0                           $0
                                         (Market)                     (Market)                     (Market)
                                            $0                            0                           $0
                                         (Marsico)                    (Marsico)                    (Marsico)
                                            $0                            0                           $0
                                         (Service)                    (Service)                    (Service)
                                            $0                            0                           $0
                                          (Trust)                      (Trust)                      (Trust)

Pro Forma Combined Fund               $995,131,086.19              995,503,380.67                    $1.00
(Fund A + Fund C)                         (Daily)                      (Daily)                    (Primary A)
                                      $581,986,101.95              582,074,802.20                    $1.00
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $752,849,415.93              752,940,256.95                    $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                       $4,185,719.44                4,187,574.59                     $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $35,744,502.57                35,743,736.82                    $1.00
                                         (Marsico)                    (Marsico)                    (Marsico)
                                     $3,387,570,264.93            3,387,951,088.76                   $1.00
                                        (Primary A)                  (Primary A)                  (Primary A)
                                       $8,873,762.86                8,877,267.75                     $1.00
                                        (Primary B)                  (Primary B)                  (Primary B)

Pro Forma Combined Fund              $7,015,604,298.20            7,106,073,216.49                   $1.00
(Fund B + Fund C)                        (Adviser)                    (Adviser)                    (Adviser)
                                         $[insert]                21,032,541,048.42                  $1.00
                                         (Capital)                    (Capital)                    (Capital)
                                         $[insert]                14,415,478,091.92                  $1.00
                                          (Daily)                      (Daily)                      (Daily)
                                      $970,586,371.19              970,548,631.31                    $1.00
                                      (Institutional)              (Institutional)              (Institutional)
                                     $5,587,922,505.02            5,588,493,690.21                   $1.00
                                        (Investor)                   (Investor)                   (Investor)
                                      $32,425,984.13                32,424,877.19                    $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                       $2.019,338.62                2,019,288.45                     $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                     $1,706,295,409.06            1,706,226,735.11                   $1.00
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                     $3,606,277,022.11            3,606,141,507.46                   $1.00
                                         (Market)                     (Market)                     (Market)
                                     $1,006,941,830.65            1,006,939,697.06                   $1.00
                                         (Service)                    (Service)                    (Service)
                                     $1,847,525,385.43            1,847,439,401.37                   $1.00
                                          (Trust)                      (Trust)                      (Trust)

Pro Forma Combined Fund              $7,015,604,298.20            7,016,073,216.49                   $1.00
(Fund A + Fund B + Fund C)               (Adviser)                    (Adviser)                    (Adviser)
                                         $[insert]                21,032,541,048.42                  $1.00
                                         (Capital)                    (Capital)                    (Capital)

                                       14

Fund                                Net Assets                  Shares Outstanding         Net Asset Value Per Share


                                         $[insert]                15,410,981,472.59                  $1.00
                                          (Daily)                      (Daily)                      (Daily)
                                      $970,586,371.19              970,548,631.31                    $1.00
                                      (Institutional)              (Institutional)              (Institutional)
                                     $6,353,831,403.25            6,354,498,789.50                   $1.00
                                        (Investor)                   (Investor)                   (Investor)
                                      $581,986,101.95              582,074,802.20                    $1.00
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $32,425,984.13                32,424,877.19                    $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                       $2,019,338.62                2,019,288.45                     $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                     $1,706,295,409.06            1,706,226,735.11                   $1.00
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                     $3,606,277,022.11            3,606,141,507.46                   $1.00
                                         (Market)                     (Market)                     (Market)
                                      $35,744,502.57                35,743,736.82                    $1.00
                                         (Marsico)                    (Marsico)                    (Marsico)
                                     $1,006,941,830.65            1,006,939,697.06                   $1.00
                                         (Service)                    (Service)                    (Service)
                                     $5,235,095,650.36            5,235,390,490.13                   $1.00
                                          (Trust)                      (Trust)                      (Trust)

----------------------------------------------------------------------------------------------------------------------
Treasury Fund                         $51,001,354.40                51,093,138.86                    $1.00
(Fund A)                                  (Daily)                      (Daily)                    (Primary A)
                                     $1,044,451,157.12            1,045,019,196.99                   $1.00
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $176,870,280.07              176,981,382.07                    $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                        $217,359.37                  217,411.90                      $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $587,596,243.36              587,885,999.10                    $1.00
                                        (Primary A)                  (Primary A)                  (Primary A)
                                       $8,230,940.59                8,237,409.40                     $1.00
                                        (Primary B)                  (Primary B)                  (Primary B)

Treasury Reserves                    $2,460,670,711.43            2,461,170,372.65                   $1.00
(Fund B)                                 (Adviser)                    (Adviser)                    (Adviser)
                                     $1,431,478,858.05            1,431,697,287.63                   $1.00
                                         (Capital)                    (Capital)                    (Capital)
                                     $1,153,895,228.94            1,153,989,907.51                   $1.00
                                          (Daily)                      (Daily)                      (Daily)
                                      $47,393,187.11                47,393,189.68                    $1.00
                                      (Institutional)              (Institutional)              (Institutional)
                                      $745,696,888.00              745,892,859.99                    $1.00
                                        (Investor)                   (Investor)                   (Investor)
                                        $73,723.28                    73,720.00                      $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                          $10.00                        10.00                        $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $371,049,597.20              371,063,936.26                    $1.00
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                     $1,347,448,493.79            1,347,500,010.32                   $1.00
                                         (Market)                     (Market)                     (Market)
                                      $374,145,901.00              374,164,274.49                    $1.00
                                         (Service)                    (Service)                    (Service)
                                      $562,243,639.84              562,237,930.00                    $1.00
                                          (Trust)                      (Trust)                      (Trust)

Treasury Reserves (acquiring)               $0                            0                           $0
(Fund C)                                 (Adviser)                    (Adviser)                    (Adviser)
                                            $0                            0                           $0
                                         (Capital)                    (Capital)                    (Capital)
                                            $0                            0                           $0
                                          (Daily)                      (Daily)                      (Daily)
                                            $0                            0                           $0
                                      (Institutional)              (Institutional)              (Institutional)
                                            $0                            0                           $0

Fund                                Net Assets                  Shares Outstanding         Net Asset Value Per Share


                                        (Investor)                   (Investor)                   (Investor)
                                            $0                            0                           $0
                                       (Investor A)                 (Investor A)                 (Investor A)
                                            $0                            0                           $0
                                       (Investor B)                 (Investor B)                 (Investor B)
                                            $0                            0                           $0
                                       (Investor C)                 (Investor C)                 (Investor C)
                                            $0                            0                           $0
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                            $0                            0                           $0
                                         (Market)                     (Market)                     (Market)
                                            $0                            0                           $0
                                         (Marsico)                    (Marsico)                    (Marsico)
                                            $0                            0                           $0
                                         (Service)                    (Service)                    (Service)
                                            $0                            0                           $0
                                          (Trust)                      (Trust)                      (Trust)

Pro Forma Combined Fund               $51,001,354.40                51,093,138.86                    $1.00
(Fund A + Fund C)                         (Daily)                      (Daily)                    (Primary A)
                                     $1,044,451,157.12            1,045,019,196.99                   $1.00
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $176,870,280.07              176,981,382.07                    $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                        $217,359.37                  217,411.90                      $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $587,596,243.36              587,885,999.10                    $1.00
                                        (Primary A)                  (Primary A)                  (Primary A)
                                       $8,230,940.59                8,237,409.40                     $1.00
                                        (Primary B)                  (Primary B)                  (Primary B)

Pro Forma Combined Fund              $2,460,670,711.43            2,461,170,372.65                   $1.00
(Fund B + Fund C)                        (Adviser)                    (Adviser)                    (Adviser)
                                     $1,431,478,858.05            1,431,697,287.63                   $1.00
                                         (Capital)                    (Capital)                    (Capital)
                                     $1,153,895,228.94            1,153,989,907.51                   $1.00
                                          (Daily)                      (Daily)                      (Daily)
                                      $47,393,187.11                47,393,189.68                    $1.00
                                      (Institutional)              (Institutional)              (Institutional)
                                      $745,696,888.00              745,892,859.99                    $1.00
                                        (Investor)                   (Investor)                   (Investor)
                                        $73,723.28                    73,720.00                      $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                          $10.00                        10.00                        $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $371,049,597.20              371,063,936.26                    $1.00
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                     $1,347,448,493.79            1,347,500,010.32                   $1.00
                                         (Market)                     (Market)                     (Market)
                                      $374,145,901.00              374,164,274.49                    $1.00
                                         (Service)                    (Service)                    (Service)
                                      $562,243,639.84              562,237,930.00                    $1.00
                                          (Trust)                      (Trust)                      (Trust)

Pro Forma Combined Fund              $2,460,670,711.43            2,461,170,372.65                   $1.00
(Fund A + Fund B + Fund C)               (Adviser)                    (Adviser)                    (Adviser)
                                     $1,431,478,858.05            1,431,697,287.63                   $1.00
                                         (Capital)                    (Capital)                    (Capital)
                                     $1,204,896,583.34            1,205,083,046.37                   $1.00
                                          (Daily)                      (Daily)                      (Daily)
                                      $47,393,187.11                47,393,189.68                    $1.00
                                      (Institutional)              (Institutional)              (Institutional)
                                      $931,015,468.03              931,329,063.36                    $1.00
                                        (Investor)                   (Investor)                   (Investor)
                                     $1,044,451,157.12            1,045,019,196.99                   $1.00
                                       (Investor A)                 (Investor A)                 (Investor A)
                                        $73,723.28                    73,720.00                      $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)

Fund                                 Net Assets                  Shares Outstanding          Net Asset Value Per Share
                                          $10.00                        10.00                        $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $371,049,597.20              371,063,936.26                    $1.00
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                     $1,347,448,493.79            1,347,500,010.32                   $1.00
                                         (Market)                     (Market)                     (Market)
                                      $374,145,901.00              374,164,274.49                    $1.00
                                         (Service)                    (Service)                    (Service)
                                     $1,149,839,883.20            1,150,123,929.10                   $1.00
                                          (Trust)                      (Trust)                      (Trust)

------------------------------- ---------------------------- ---------------------------- ----------------------------
Government Money Market Fund          $20,213,281.81                20,213,022.09                    $1.00
(Fund A)                                  (Daily)                      (Daily)                    (Primary A)
                                      $18,804,392.78                18,802,731.82                    $1.00
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $61,693,882.41                61,694,131.77                    $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                        $488,285.81                  488,227.97                      $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $284,309,930.33              284,301,180.39                    $1.00
                                        (Primary A)                  (Primary A)                  (Primary A)
                                        $272,247.67                  272,545.65                      $1.00
                                        (Primary B)                  (Primary B)                  (Primary B)

Government Reserves                   $961,450,066.79              961,695,744.08                    $1.00
(Fund B)                                 (Adviser)                    (Adviser)                    (Adviser)
                                     $1,254,845,160.65            1,254,909,574.87                   $1.00
                                         (Capital)                    (Capital)                    (Capital)
                                      $265,857,132.27              265,826,051.19                    $1.00
                                          (Daily)                      (Daily)                      (Daily)
                                      $110,588,543.28              110,581,710.81                    $1.00
                                      (Institutional)              (Institutional)              (Institutional)
                                      $356,119,097.63              356,456,568.65                    $1.00
                                        (Investor)                   (Investor)                   (Investor)
                                       $1,477,012.21                1,476,938.81                     $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                        $12,103.48                    12,099.25                      $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $99,605,635.43                99,571,715.65                    $1.00
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                      $537,909,104.91              537,870,149.10                    $1.00
                                         (Market)                     (Market)                     (Market)
                                      $35,002,200.29                35,000,010.10                    $1.00
                                         (Service)                    (Service)                    (Service)
                                      $396,493,946.69              396,471,030.66                    $1.00
                                          (Trust)                      (Trust)                      (Trust)

Government Reserves (acquiring)             $0                            0                           $0
(Fund C)                                 (Adviser)                    (Adviser)                    (Adviser)
                                            $0                            0                           $0
                                         (Capital)                    (Capital)                    (Capital)
                                            $0                            0                           $0
                                          (Daily)                      (Daily)                      (Daily)
                                            $0                            0                           $0
                                      (Institutional)              (Institutional)              (Institutional)
                                            $0                            0                           $0
                                        (Investor)                   (Investor)                   (Investor)
                                            $0                            0                           $0
                                       (Investor A)                 (Investor A)                 (Investor A)
                                            $0                            0                           $0
                                       (Investor B)                 (Investor B)                 (Investor B)
                                            $0                            0                           $0
                                       (Investor C)                 (Investor C)                 (Investor C)
                                            $0                            0                           $0
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                            $0                            0                           $0
                                         (Market)                     (Market)                     (Market)
                                            $0                            0                           $0

Fund                                  Net Assets                  Shares Outstanding        Net Asset Value Per Share
                                         (Marsico)                    (Marsico)                    (Marsico)
                                            $0                            0                           $0
                                         (Service)                    (Service)                    (Service)
                                            $0                            0                           $0
                                          (Trust)                      (Trust)                      (Trust)

Pro Forma Combined Fund               $20,213,281.81                20,213,022.09                    $1.00
(Fund A + Fund C)                         (Daily)                      (Daily)                    (Primary A)
                                      $18,804,392.78                18,802,731.82                    $1.00
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $61,693,882.41                61,694,131.77                    $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                        $488,285.81                  488,227.97                      $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $284,309,930.33              284,301,180.39                    $1.00
                                        (Primary A)                  (Primary A)                  (Primary A)
                                        $272,247.67                  272,545.65                      $1.00
                                        (Primary B)                  (Primary B)                  (Primary B)

Pro Forma Combined Fund               $961,450,066.79              961,695,744.08                    $1.00
(Fund B + Fund C)                        (Adviser)                    (Adviser)                    (Adviser)
                                     $1,254,845,160.65            1,254,909,574.87                   $1.00
                                         (Capital)                    (Capital)                    (Capital)
                                      $265,857,132.27              265,826,051.19                    $1.00
                                          (Daily)                      (Daily)                      (Daily)
                                      $110,588,543.28              110,581,710.81                    $1.00
                                      (Institutional)              (Institutional)              (Institutional)
                                      $356,119,097.63              356,456,568.65                    $1.00
                                        (Investor)                   (Investor)                   (Investor)
                                       $1,477,012.21                1,476,938.81                     $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                        $12,103.48                    12,099.25                      $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $99,605,635.43                99,571,715.65                    $1.00
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                      $537,909,104.91              537,870,149.10                    $1.00
                                         (Market)                     (Market)                     (Market)
                                      $35,002,200.29                35,000,010.10                    $1.00
                                         (Service)                    (Service)                    (Service)
                                      $396,493,946.69              396,471,030.66                    $1.00
                                          (Trust)                      (Trust)                      (Trust)

Pro Forma Combined Fund               $961,450,066.79              961,695,744.08                    $1.00
(Fund A + Fund B + Fund C)               (Adviser)                    (Adviser)                    (Adviser)
                                     $1,254,845,160.65            1,254,909,574.87                   $1.00
                                         (Capital)                    (Capital)                    (Capital)
                                      $286,070,414.08              286,039,073.28                    $1.00
                                          (Daily)                      (Daily)                      (Daily)
                                      $110,588,543.28              110,581,710.81                    $1.00
                                      (Institutional)              (Institutional)              (Institutional)
                                      $418,573,513.52              418,861,474.04                    $1.00
                                        (Investor)                   (Investor)                   (Investor)
                                      $18,804,392.78                18,802,731.82                    $1.00
                                       (Investor A)                 (Investor A)                 (Investor A)
                                       $1,477,012.21                1,476,938.81                     $1.00
                                       (Investor B)                 (Investor B)                 (Investor B)
                                        $12,103.48                    12,099.25                      $1.00
                                       (Investor C)                 (Investor C)                 (Investor C)
                                      $99,605,635.43                99,571,715.65                    $1.00
                                        (Liquidity)                  (Liquidity)                  (Liquidity)
                                      $537,909,104.91              537,870,149.10                    $1.00
                                         (Market)                     (Market)                     (Market)
                                      $35,002,200.29                35,000,010.10                    $1.00
                                         (Service)                    (Service)                    (Service)
                                      $680,803,877.02              680,772,211.05                    $1.00
                                          (Trust)                      (Trust)                      (Trust)

                                 VOTING MATTERS

General Information

         This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meetings by, and on behalf of, the Boards. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trust, the Company and Reserves also may solicit proxies by telephone or otherwise. Shareholders may submit their proxy: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope; (2) by fax, by marking, signing, dating and faxing the enclosed proxy ballot(s) to ADP Proxy Services at (704) 388-2641; (3) by phone at (800) 690-6903; or (4) by on-line voting at www.proxyvote.com. Any shareholder submitting a proxy may revoke it at any time before it is exercised at the Meetings by submitting a written notice of revocation addressed to Nations Funds at the address shown on the cover page of this Proxy/Prospectus, or a subsequently executed proxy or by attending the Meetings and voting in person.

         Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview by representatives of the Trust, the Company, Reserves or Nations Funds Trust. In addition, ___________ may be paid on a per-call basis to solicit shareholders on behalf of the Funds at an anticipated cost of approximately $______ , all of which (because of expense caps put in place for the Funds) will be paid by BA Advisors or any of its affiliates, except for approximately $________, which will be borne by Cash Reserves because it has not exceeded its expense caps.

         Only shareholders of record at the close of business on December 28, 2001 will be entitled to vote at the Meetings. On that date the following were the number shares outstanding and entitled to vote for each Fund. Each whole and fractional share of a Fund is entitled to a whole or fractional vote.

          __________ shares of the Prime Fund;
          __________ shares of Cash Reserves;
          __________ shares of the Treasury Fund;
          __________ shares of Treasury Reserves;
          __________ shares of the Government Money Market Fund;
          __________ shares of Government Reserves.

         If the accompanying proxy ballot(s) is executed and returned in time for the Meetings, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meetings.

Quorum

         A quorum is constituted with respect to a Fund by the presence in person or by proxy of the holders of more than one-half of the outstanding shares of the Fund entitled to vote at the Meetings. For purposes of determining the presence of a quorum for transacting business at the Meetings, abstentions will be treated as shares that are present at the Meetings but which have not been voted. Accordingly, abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

         In the event that a quorum is not present at the Meetings, or in the event that a quorum is present at the Meetings but sufficient votes to approve the Reorganization Agreement are not received by a Fund, one or more adjournment(s) may be proposed to permit further solicitation of proxies for a reasonable period in order to obtain a requisite vote. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meetings in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).

Shareholder Approval

         For the Government Money Market Fund, their Reorganization Agreement must be approved by the affirmative vote of at least a majority of the outstanding shares of a Fund. For Cash Reserves, Treasury Reserves and Government Reserves their Reorganization Agreement must be approved by the affirmative vote of at least a majority of the shares of a Fund present in person or by proxy. For the Prime Fund and Treasury Fund, their Reorganization Agreement must be approved by the affirmative vote of at least a majority of the shares of the Fund present in person or by proxy, and to dissolve the Trust the affirmative vote of at least a majority of the outstanding shares of the Trust voting in the aggregate.

         The Reorganization of any Fund is not conditioned upon the Reorganization of any other Fund. Accordingly, it is possible that one or more Fund(s)' shareholders will not approve the Reorganization and such Fund(s) will not be reorganized. In this event, the Board(s) will consider what further action is appropriate.

         A vote of the shareholders of the Acquiring Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

Principal Shareholders

         The table below shows the name, address and share ownership of each person known to the Trust to have ownership with respect to 5% or more of a class of a Fund as of November 30, 2001. Each shareholder is known to own as of record the shares indicated below. Any shareholder known to the Trust to own such shares beneficially is designated by an asterisk.

         [insert 5% table when complete by PFPC]

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class. As of December 28, 2001, Bank of America had voting control of _____% of the outstanding shares of [insert Fund name]. Accordingly, Bank of America may be considered to "control" such Funds. The address of Bank of America is: 1401 Elm Street, 11th Floor, Dallas, TX 75202-2911. Bank of America's control is likely to increase the chance that the Funds' shareholders will approve the proposed items.

         As of December 28, 2001, the officers and Trustees of the Trust as a group did not own more than 1% of any class of any Fund.

Annual Meetings and Shareholder Meetings

         Neither the Trust, the Company, Reserves nor Nations Funds Trust presently holds annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act.

              ADDITIONAL INFORMATION ABOUT THE TRUST, THE COMPANY,
                        RESERVES AND NATIONS FUNDS TRUST

Financial Statements

         The audited financial statements and financial highlights for shares of the Funds for the annual period ended March 31, 2001, and unaudited financial statements for shares of the Funds for the semi-annual period ended September 30, 2001, are incorporated by reference in their prospectuses or statements of additional information, or in the SAI related to this Proxy/ Prospectus.

         The annual financial statements and financial highlights of the Funds for the year ended March 31, 2001 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference in the SAI to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

Other Business

         The Boards know of no other business to be brought before the Meetings. However, if any other matters properly come before the Meetings, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

         Shareholders may find more information about the Funds and Acquiring Funds in the following documents:

         o    Annual and semi-annual reports

              The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period. Because the Acquiring Funds are new portfolios, they have not yet completed a fiscal year and, accordingly, do not yet have an annual or semi-annual report.

         o    Statement of Additional Information

              The SAI for the Funds and Acquiring Funds contains additional information about the Funds and Acquiring Funds and their policies. The SAI is legally part of their prospectuses (it is incorporated by reference). Copies have been filed with the SEC.

              Shareholders may obtain free copies of these documents, request other information about the Funds or Acquiring Funds and make shareholder inquiries by contacting Nations Funds:

              By telephone:  (800) 321-7854

              By mail:
              Nations Funds
              c/o Stephens Inc.
              One Bank of America Plaza
              33rd Floor
              Charlotte, NC  28255

              On the Internet:  www.nations-funds.com
                                ---------------------

              Information about the Funds and Acquiring Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and
                                                     ------------------
              copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public
                       ------------------
              Reference Section, Washington, D.C. 20549-0102.


                                   APPENDIX A

                                    Glossary

Term Used in Proxy/Prospectus                       Definition
1933 Act .........................................  Securities Act of 1933, as amended
1934 Act .........................................  Securities Exchange Act of1934, as amended
1940 Act .........................................  Investment Company Act of 1940, as amended
Acquiring Fund(s) ................................  Cash Reserves (acquiring), Treasury Reserves (acquiring) and
                                                    Government Reserves (acquiring) (each a Fund of Nations Funds
                                                    Trust)
Adviser ..........................................  BA Advisors and/or BACAP, as the context may require
BA Advisors ......................................  Banc of America Advisors, LLC
BACAP ............................................  Banc of America Capital Management, LLC
Bank of America ..................................  Bank of America, N.A.
Board ............................................  Any one Board of Trustees/Directors of the Trust, the Company
                                                    Reserves or Nations Funds Trust
Boards ...........................................  One or more of the Boards of Trustees/Directors of the Trust, the Company Reserves or Nations Funds Trust
Cash Reserves ....................................  Nations Cash Reserves
Cash Reserves (acquiring) ........................  The Acquiring Fund of Nations Funds Trust that will acquire the assets and liabilities of the Prime Fund and Cash Reserves
Closing ..........................................  Closing of the Reorganization, expected to occur on or about May
                                                    10, 2002
Code .............................................  Internal Revenue Code of 1986, as amended
Company ..........................................  Nations Fund, Inc.
Fund(s) ..........................................  Nations Prime Fund, Nations Treasury Fund, Nations Government
                                                    Money Market Fund, Nations Cash Reserves, Nations Treasury
                                                    Reserves and Nations Government Reserves
Government Money Market Fund .....................  Nations Government Money Market Fund
Government Reserves ..............................  Nations Government Reserves
Government Reserves (acquiring) ..................  The Acquiring Fund of Nations Funds Trust that will acquire the assets and liabilities of the Government Money Market Fund and
                                                    Government Reserves
Meeting(s) .......................................  The shareholder meetings of the Funds that will be jointly held at 10:00 a.m., Eastern time, on March 28, 2002, at One Bank of
                                                    America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte,
                                                    North Carolina
Nations Funds or Nations Funds Family ............  The fund complex that is comprised of the Companies
Prime Fund .......................................  Nations Prime Fund
Proxy/Prospectus .................................  This Combined Proxy Statement/Prospectus
Reorganization ...................................  The reorganization of the Fund(s) into the Acquiring Fund(s)
Reorganization Agreement(s) ......................  One or more of the: Agreement and Plan of Reorganization dated
                                                    January 1, 2002 by and between Nations Fund Trust, on behalf of its Funds, and Nations Funds Trust, on behalf of the Acquiring
                                                    Funds; Agreement and Plan of Reorganization dated January 1, 2002 by and between Nations Fund, Inc., on behalf of its Funds, and
                                                    Nations Funds Trust, on behalf of the Acquiring Funds; and Agreement and Plan of Reorganization dated January 1, 2002 by and between Nations
                                                    Reserves, on behalf of its Funds, and Nations Funds Trust, on behalf of the Acquiring Funds
Reserves .........................................  The Capitol Mutual Funds d/b/a Nations Reserves
SAI ..............................................  Statement of Additional Information
SEC ..............................................  United States Securities and Exchange Commission



Treasury Fund ....................................  Nations Treasury Fund
Treasury Reserves ................................  Nations Treasury Reserves
Treasury Reserves (acquiring).....................  The Acquiring Fund of NationsFunds Turst that will acquire the assests and liabilities of the Treasury Fund and Treasury Reserves
Trust ............................................  Nations Fund Trust

                                   APPENDIX B

               Expense Summaries of the Funds and Acquiring Funds

         The following tables describe the fees and expenses associated with holding Fund and Acquiring Fund shares. In particular, the tables (a) compare the fees and expenses as of August 31, 2001, for each class of each Fund and the corresponding class of the Acquiring Fund, and (b) show the estimated fees and expenses for each combined Acquiring Fund on a pro forma basis after giving effect to the Reorganization.

         The pro forma expense presentations also are shown where Prime Fund approves the Reorganization but Cash Reserves does not; where Treasury Fund approves the Reorganization but Treasury Reserves does not; and where Government Money Market Fund approves the Reorganization but Government Reserves does not. However, the pro forma expense presentations are not shown in the case where Cash Reserves, Treasury Reserves or Government Reserves approves the Reorganization but Prime Fund, Treasury Fund or Government Money Market Fund, respectively, do not, because in each such case fees and expenses for the Acquiring Fund would remain exactly the same as that of the Fund prior to the Reorganization.

         The fund operating expense levels shown in this Proxy/Prospectus assume net asset levels as of August 31, 2001; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.


IF ONLY PRIME FUND IS REORGANIZED:

Primary A Shares/Trust Class

                                                                                  Cash Reserves
                                                             Prime Fund           (acquiring)
                                                             ----------           -------------
Shareholder Fees
(fees paid directly from your investment)
o        Maximum sales charge (load) imposed on purchases,
         as a % of offering price .............................  none                 none
o        Maximum deferred sales charge (load) as a % of
         the lower of the original purchase price or net asset
         value ................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o        Management fees ......................................  0.20%                0.15%
o        Shareholder administration fees ......................  0.00%                0.10%
o        Other expenses .......................................  0.13%                0.13%
                                                                 -----                -----
o        Total annual Fund operating expenses .................  0.33%                0.38%
o        Fee waivers and/or reimbursements ....................  (0.03%)              (0.08%)
                                                                 -------              -------
o        Total net expenses/1/ ................................  0.30%                0.30%
                                                                 =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares or Trust Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                       1 year        3 years        5 years        10 years
Prime Fund                 $31           $103           $182           $415
Cash Reserves (acquiring)  $31           $114           $205           $473


IF BOTH PRIME FUND AND CASH RESERVES ARE REORGANIZED:

Primary A Shares/Trust Class

                                                                                                       Cash Reserves
                                                             Prime Fund           Cash Reserves        (acquiring)
                                                             ----------           -------------        -----------
Shareholder Fees
(fees paid directly from your investment)
o    Maximum sales charge (load) imposed on purchases,
     as a % of offering price .............................  none                 none                 none
o    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value ................................................  none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o    Management fees ......................................  0.20%                0.15%                0.15%
o    Shareholder administration fees ......................  0.00%                0.10%                0.10%
o    Other expenses .......................................  0.13%                0.12%                0.12%
                                                             -----                -----                -----
o    Total annual Fund operating expenses .................  0.33%                0.37%                0.37%
o    Fee waivers and/or reimbursements ....................  (0.03%)              (0.07%)              (0.07%)
                                                             -------              -------              -------
o    Total net expenses/1/ ................................  0.30%                0.30%                0.30%
                                                             =====                =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares or Trust Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                       1 year        3 years        5 years        10 years
Prime Fund                 $31           $103           $182           $415
Cash Reserves              $31           $112           $201           $461
Cash Reserves (acquiring)  $31           $112           $201           $461


IF ONLY PRIME FUND IS REORGANIZED:

Primary B Shares/Investor Class
                                                                                  Cash Reserves
                                                             Prime Fund           (acquiring)
Shareholder Fees                                             ----------           -------------
(fees paid directly from your investment)
o    Maximum sales charge (load) imposed on purchases,
     as a % of offering price .............................  none                 none
o    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value ................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o    Management fees ......................................  0.20%                0.15%
o    Distribution (12b-1) and/or shareholder servicing
     fees .................................................  0.25%                0.35%
o    Other expenses .......................................  0.13%                0.13%
                                                             -----                -----
o    Total annual Fund operating expenses .................  0.58%                0.63%
o    Fee waivers and/or reimbursements ....................  (0.03%)              (0.08%)
                                                             -------              -------
o    Total net expenses/1/ ................................  0.55%                0.55%
                                                             =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                      1 year        3 years        5 years        10 years
Prime Fund                $56           $183           $321           $723
Cash Reserves (acquiring) $56           $194           $343           $779


IF BOTH PRIME FUND AND CASH RESERVES ARE REORGANIZED:

Primary B Shares/Investor Class
                                                                                                       Cash Reserves
                                                             Prime Fund           Cash Reserves        (acquiring)
                                                             ----------           -------------        -----------
Shareholder Fees

(fees paid directly from your investment)
o    Maximum sales charge (load) imposed on purchases,
     as a % of offering price .............................  none                 none                 none
o    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value ................................................  none                 none                 none

Annual Fund Operating Expenses

(Expenses that are deducted from the Fund's assets)
o    Management fees ......................................  0.20%                0.15%                0.15%
o    Distribution (12b-1) and/or shareholder servicing
     fees .................................................  0.25%                0.35%                0.35%
o    Other expenses .......................................  0.13%                0.12%                0.12%
                                                             -----                -----                -----
o    Total annual Fund operating expenses .................  0.58%                0.62%                0.62%
o    Fee waivers and/or reimbursements ....................  (0.03%)              (0.07%)              (0.07%)
                                                             -------              -------              -------
o    Total net expenses/1/ ................................  0.55%                0.55%                0.55%
                                                             =====                =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                        1 year        3 years        5 years        10 years
Prime Fund                  $56           $183           $321           $723
Cash Reserves               $56           $191           $339           $768
Cash Reserves (acquiring)   $56           $191           $339           $768


IF ONLY PRIME FUND IS REORGANIZED:

Investor A Shares
                                                                                  Cash Reserves
                                                             Prime Fund           (acquiring)
Shareholder Fees                                             ----------           -------------

(fees paid directly from your investment)
o    Maximum sales charge (load) imposed on purchases,
     as a % of offering price .............................  none                 none
o    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value ................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o    Management fees ......................................  0.20%                0.15%
o    Shareholder administration fees ......................  0.00%                0.10%
o    Distribution (12b-1) and/or shareholder servicing
     fees .................................................  0.35%                0.35%
o    Other expenses .......................................  0.13%                0.13%
                                                             -----                -----
o    Total annual Fund operating expenses .................  0.68%                0.73%
o    Fee waivers and/or reimbursements ....................  (0.03%)              (0.08%)
                                                             -------              -------
o    Total net expenses/1/ ................................  0.65%                0.65%
                                                             =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                         1 year        3 years        5 years       10 years
Prime Fund                   $66           $215           $376          $844
Cash Reserves (acquiring)    $66           $225           $398          $899


IF ONLY PRIME FUND IS REORGANIZED:

Investor B Shares/Investor Class
                                                                                  Cash Reserves
                                                             Prime Fund           (acquiring)
Shareholder Fees                                             ----------           -------------
(fees paid directly from your investment)
o    Maximum sales charge (load) imposed on purchases,
     as a % of offering price .............................  none                 none
o    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value ................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o    Management fees ......................................  0.20%                0.15%
o    Distribution (12b-1) and/or shareholder servicing
     fees .................................................  0.35%                0.35%
o    Other expenses .......................................  0.13%                0.32%
                                                             -----                -----
o    Total annual Fund operating expenses .................  0.68%                0.63%
o    Fee waivers and/or reimbursements ....................  (0.13%)              (0.08%)
                                                             -------              -------
o    Total net expenses/1/.................................  0.55%                0.55%
                                                             =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                        1 year        3 years        5 years       10 years
Prime Fund                  $56           $204           $366          $834
Cash Reserves (acquiring)   $56           $194           $343          $779


IF BOTH PRIME FUND AND CASH RESERVES ARE REORGANIZED:

Investor B Shares/Investor Class
                                                                                                       Cash Reserves
                                                             Prime Fund           Cash Reserves        (acquiring)
                                                             ----------           -------------        -----------
Shareholder Fees
(fees paid directly from your investment)
o    Maximum sales charge (load) imposed on purchases,
     as a % of offering price .............................. none                 none                 none
o    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value ................................................. none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o    Management fees ....................................... 0.20%                0.15%                0.15%
o    Distribution (12b-1) and/or shareholder servicing
     fees .................................................. 0.35%                0.35%                0.35%
o    Other expenses ........................................ 0.13%                0.12%                0.12%
                                                             -----                -----                -----
o    Total annual Fund operating expenses .................. 0.68%                0.62%                0.62%
o    Fee waivers and/or reimbursements ..................... (0.13%)              (0.07%)              (0.07%)
                                                             -------              -------              -------
o    Total net expenses/1/ ................................. 0.55%                0.55%                0.55%
                                                             =====                =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                         1 year        3 years        5 years       10 years
Prime Fund                   $56           $204           $366          $834
Cash Reserves                $56           $191           $339          $768
Cash Reserves (acquiring)    $56           $191           $33           $768

IF ONLY PRIME FUND IS REORGANIZED:

Investor C Shares/Investor Class

                                                                                  Cash Reserves
                                                             Prime Fund           (acquiring)
                                                             ----------           -------------
Shareholder Fees
(fees paid directly from your investment)
 .    Maximum sales charge (load) imposed on purchases,
     as a % of offering price.............................   none                 none
 .    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value................................................   none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .    Management fees......................................   0.20%                0.15%
 .    Distribution (12b-1) and/or shareholder servicing
     fees.................................................   0.25%                0.35%
 .    Other expenses.......................................   0.13%                0.13%
                                                            -----                -----
 .    Total annual Fund operating expenses.................   0.58%                0.63%
 .    Fee waivers and/or reimbursements....................  (0.03%)              (0.08%)
                                                            -----                -----
 .    Total net expenses/1/ ...............................   0.55%                0.55%
                                                            =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Prime Fund                                       $56              $183              $321             $723
Cash Reserves (acquiring)                        $56              $194              $343             $779

IF BOTH PRIME FUND AND CASH RESERVES ARE REORGANIZED:

Investor C Shares/Investor Class

                                                                                                       Cash Reserves
                                                             Prime Fund           Cash Reserves        (acquiring)
                                                             ----------           -------------        -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price .................................  none                 none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ....................................................  none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees ..........................................  0.20%                0.15%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees .....................................................  0.25%                0.35%                0.35%
o Other expenses ...........................................  0.13%                0.12%                0.12%
                                                              -----                -----                -----
o Total annual Fund operating expenses .....................  0.58%                0.62%                0.62%
o Fee waivers and/or reimbursements ........................ (0.03%)              (0.07%)              (0.07%)
                                                              -------              -------              -------
o Total net expenses/1/ ....................................  0.55%                0.55%                0.55%
                                                              =====                =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Prime Fund                                       $56              $183              $321             $723
Cash Reserves                                    $56              $191              $339             $768
Cash Reserves (acquiring)                        $56              $191              $339             $768

IF ONLY PRIME FUND IS REORGANIZED:

Daily Shares/Daily Class

                                                                                  Cash Reserves
                                                             Prime Fund           (acquiring)
                                                             ----------           -----------

Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price .................................  none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ....................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees ..........................................  0.20%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees .....................................................  0.70%                0.60%
o Other expenses ...........................................  0.13%                0.13%
                                                              -----                -----
o Total annual Fund operating expenses .....................  1.03%                0.88%
o Fee waivers and/or reimbursements ........................ (0.23%)              (0.08%)
                                                              -------              -------
o Total net expenses/1/ ....................................  0.80%                0.80%
                                                              =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Daily Shares or Daily Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Prime Fund                                       $82              $305              $546             $1,239
Cash Reserves (acquiring)                        $82              $273              $480             $1,077

IF BOTH PRIME FUND AND CASH RESERVES ARE REORGANIZED:

Daily Shares/Daily Class

                                                                                                       Cash Reserves
                                                             Prime Fund           Cash Reserves        (acquiring)
                                                             ----------           -------------        -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price .................................  none                 none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ....................................................  none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees ..........................................  0.20%                0.15%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees .....................................................  0.70%                0.60%                0.60%
o Other expenses ...........................................  0.13%                0.12%                0.12%
                                                              -----                -----                -----
o Total annual Fund operating expenses .....................  1.03%                0.87%                0.87%
o Fee waivers and/or reimbursements ........................ (0.23%)              (0.07%)              (0.07%)
                                                              -------              -------              -------
o Total net expenses/1/ ....................................  0.80%                0.80%                0.80%
                                                              =====                =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Daily Shares or Daily Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Prime Fund                                       $82              $305              $546             $1,239
Cash Reserves                                    $82              $271              $475             $1,066
Cash Reserves (acquiring)                        $82              $271              $475             $1,066

IF ONLY PRIME FUND IS REORGANIZED:

Marsico Shares

                                                                                  Cash Reserves
                                                             Prime Fund           (acquiring)
                                                             ----------           -----------

Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price .................................  none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ....................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o  Management fees .........................................  0.20%                0.15%
o  Shareholder administration fees .........................  0.00%                0.10%
o  Shareholder servicing fees ..............................  0.25%                0.25%
o  Other expenses ..........................................  0.13%                0.13%
                                                              -----                -----
o  Total annual Fund operating expenses ....................  0.58%                0.64%
o  Fee waivers and/or reimbursements ....................... (0.03%)              (0.08%)
                                                             -------              -------
o  Total net expenses/1/ ...................................  0.55%                0.55%
                                                              =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Marsico Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Prime Fund                                       $56              $183              $321             $723
Cash Reserves (acquiring)                        $56              $194              $343             $779

IF ONLY TREASURY FUND IS REORGANIZED:

Primary A Shares/Trust Class

                                                                                Treasury Reserves
                                                                  Treasury Fund   (acquiring)
                                                                  ------------- -----------------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price .................................           none          none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ....................................................           none          none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o  Management fees .........................................           0.20%         0.15%
o  Shareholder administration fees .........................           0.00%         0.10%
o  Other expenses ..........................................           0.13%         0.13%
                                                                    ---------     ---------
o  Total annual Fund operating expenses ....................           0.33%         0.38%
o  Fee waivers and/or reimbursements .......................          (0.03%)       (0.08%)
                                                                    ---------     ---------
o  Total net expenses/1/ ...................................           0.30%         0.30%
                                                                    =========     =========

------------------------------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares or Trust Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Treasury Fund                                    $31              $103              $182             $415
Treasury Reserves (acquiring)                    $31              $114              $205             $473

IF BOTH TREASURY FUND AND TREASURY RESERVES ARE REORGANIZED:

Primary A Shares/Trust Class

                                                                                                  Treasury Reserves
                                                         Treasury Fund        Treasury Reserves    (acquiring)
                                                         -------------        -----------------    -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price.................................. none                 none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value..................................................... none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees........................................... 0.20%                0.15%                0.15%
o Shareholder administration fees........................... 0.00%                0.10%                0.10%
o Other expenses............................................ 0.13%                0.12%                0.12%
                                                             -----                -----                -----
o Total annual Fund operating expenses...................... 0.33%                0.37%                0.37%
o Fee waivers and/or reimbursements.........................(0.03%)              (0.07%)              (0.07%)
                                                             -----                -----                -----
o Total net expenses/1/..................................... 0.30%                0.30%                0.30%
                                                             =====                =====                =====

------------------------------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares or Trust Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Treasury Fund                                    $31              $103              $182             $415
Treasury Reserves                                $31              $112              $201             $461
Treasury Reserves (acquiring)                    $31              $112              $201             $461

IF ONLY TREASURY FUND IS REORGANIZED:

Primary B Shares/Investor Class


                                                                                  Treasury Reserves
                                                             Treasury Fund        (acquiring)
                                                             -------------        -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price.................................. none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value..................................................... none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees........................................... 0.20%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees...................................................... 0.25%                0.35%
o Other expenses............................................ 0.13%                0.13%
                                                             -----                -----
o Total annual Fund operating expenses...................... 0.58%                0.63%
o Fee waivers and/or reimbursements.........................(0.03%)              (0.08%)
                                                             -----                -----
o Total net expenses/1/..................................... 0.55%                0.55%
                                                             =====                =====


------------------------------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Treasury Fund                                    $56              $183              $321             $723
Treasury Reserves (acquiring)                    $56              $194              $343             $779


IF BOTH TREASURY FUND AND TREASURY RESERVES ARE REORGANIZED:

Primary B Shares/Investor Class

                                                                                                       Treasury Reserves
                                                             Treasury Fund        Treasury Reserves    (acquiring)
                                                             -------------        -----------------    -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price.................................. none                 none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value..................................................... none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees........................................... 0.20%                0.15%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees...................................................... 0.25%                0.35%                0.35%
o Other expenses............................................ 0.13%                0.12%                0.12%
                                                             -----                -----                -----
o Total annual Fund operating expenses...................... 0.58%                0.62%                0.62%
o Fee waivers and/or reimbursements.........................(0.03%)              (0.07%)              (0.07%)
                                                             -----                -----                -----
o Total net expenses/1/..................................... 0.55%                0.55%                0.55%
                                                             =====                =====                =====

------------------------------

/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Treasury Fund                                    $56              $183              $321             $723
Treasury Reserves                                $56              $191              $339             $768
Treasury Reserves (acquiring)                    $56              $191              $339             $768

IF ONLY TREASURY FUND IS REORGANIZED:

Investor A Shares

                                                                                  Treasury Reserves
                                                             Treasury Fund        (acquiring)
                                                             -------------        -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price.................................. none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value..................................................... none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees........................................... 0.20%                0.15%
o Shareholder administration fees........................... 0.00%                0.10%
o Distribution (12b-1) and/or shareholder servicing
  fees...................................................... 0.35%                0.35%
o Other expenses............................................ 0.13%                0.13%
                                                             -----                -----
o Total annual Fund operating expenses...................... 0.68%                0.73%
o Fee waivers and/or reimbursements.........................(0.03%)              (0.08%)
                                                             -----                -----
o Total net expenses/1/..................................... 0.65%                0.65%
                                                             =====                =====

------------------------------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Fund                                             1 year           3 years           5 years          10 years
Treasury Fund                                    $66              $215              $376             $844
Treasury Reserves (acquiring)                    $66              $225              $398             $899

IF ONLY TREASURY FUND IS REORGANIZED:

Investor B Shares/Investor Class

                                                                                  Treasury Reserves
                                                             Treasury Fund        (acquiring)
                                                             -------------        -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price.................................. none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value..................................................... none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees........................................... 0.20%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees...................................................... 0.35%                0.35%
o Other expenses............................................ 0.13%                0.13%
                                                             -----                -----
o Total annual Fund operating expenses...................... 0.68%                0.63%
o Fee waivers and/or reimbursements.........................(0.13%)              (0.08%)
                                                            -------              -------
o Total net expenses/1/..................................... 0.55%                0.55%
                                                             =====                =====

------------------------------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Fund                                             1 year           3 years           5 years          10 years
Treasury Fund                                    $56              $204              $366             $834
Treasury Reserves (acquiring)                    $56              $194              $343             $779

IF BOTH TREASURY FUND AND TREASURY RESERVES ARE REORGANIZED

Investor B Shares/Investor Class


                                                                                                       Treasury Reserves
                                                             Treasury Fund        Treasury Reserves    (acquiring)
                                                             -------------        -----------------    -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price.................................. none                 none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value..................................................... none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees........................................... 0.20%                0.15%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees...................................................... 0.35%                0.35%                0.35%
o Other expenses............................................ 0.13%                0.12%                0.12%
                                                             -----                -----                -----
o Total annual Fund operating expenses...................... 0.68%                0.62%                0.62%
o Fee waivers and/or reimbursements.........................(0.13%)              (0.07%)              (0.07%)
                                                            -------              -------              -------
o Total net expenses/1/..................................... 0.55%                0.55%                0.55%
                                                             =====                =====                =====

------------------------------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Fund                                             1 year           3 years           5 years          10 years
Treasury Fund                                    $56              $204              $366             $834
Treasury Reserves                                $56              $194              $339             $768
Treasury Reserves (acquiring)                    $56              $194              $339             $768

IF ONLY TREASURY FUND IS REORGANIZED:

Investor C Shares/Investor Class


                                                                                  Treasury Reserves
                                                             Treasury Fund        (acquiring)
                                                             -------------        -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price.................................. none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value..................................................... none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees........................................... 0.20%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees...................................................... 0.25%                0.35%
o Other expenses............................................ 0.13%                0.13%
                                                             -----                -----
o Total annual Fund operating expenses...................... 0.58%                0.63%
o Fee waivers and/or reimbursements.........................(0.03%)              (0.08%)
                                                            -------              -------
o Total net expenses/1/..................................... 0.55%                0.55%
                                                             =====                =====

------------------------------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Fund                                             1 year           3 years           5 years          10 years
Treasury Fund                                    $56              $183              $321             $723
Treasury Reserves (acquiring)                    $56              $194              $343             $779

IF BOTH TREASURY FUND AND TREASURY RESERVES ARE REORGANIZED

Investor C Shares/Investor Class


                                                                                                       Treasury Reserves
                                                             Treasury Fund        Treasury Reserves    (acquiring)
                                                             -------------        -----------------    -----------

Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price.................................. none                 none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value..................................................... none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees........................................... 0.20%                0.15%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees...................................................... 0.25%                0.35%                0.35%
o Other expenses............................................ 0.13%                0.12%                0.12%
                                                             -----                -----                -----
o Total annual Fund operating expenses...................... 0.58%                0.62%                0.62%
o Fee waivers and/or reimbursements.........................(0.03%)              (0.07%)              (0.07%)
                                                            -------              -------              -------
o Total net expenses/1/..................................... 0.55%                0.55%                0.55%
                                                             =====                =====                =====

------------------------------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Fund                                             1 year           3 years           5 years          10 years
Treasury Fund                                    $56              $183              $321             $723
Treasury Reserves                                $56              $194              $343             $779
Treasury Reserves (acquiring)                    $56              $194              $343             $779

IF ONLY TREASURY FUND IS REORGANIZED:

Daily Shares/Daily Class

                                                                                  Treasury Reserves
                                                             Treasury Fund        (acquiring)
                                                             -------------        -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price ................................  none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ...................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees .........................................  0.20%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees ....................................................  0.70%                0.60%
o Other expenses ..........................................  0.13%                0.13%
                                                             -----                -----
o Total annual Fund operating expenses ....................  1.03%                0.88%
o Fee waivers and/or reimbursements ....................... (0.23%)              (0.08%)
                                                            -------              -------
o Total net expenses/1/ ...................................  0.80%                0.80%
                                                             =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Daily Shares or Daily Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Treasury Fund                                    $82              $305              $546             $1,239
Treasury Reserves (acquiring)                    $82              $273              $480             $1,077

IF BOTH TREASURY FUND AND TREASURY RESERVES ARE REORGANIZED

Daily Shares/Daily Class

                                                                                                       Treasury Reserves
                                                             Treasury Fund        Treasury Reserves    (acquiring)
                                                             -------------        -----------------    -----------

Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price ................................  none                 none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ...................................................  none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees .........................................  0.20%                0.15%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees ....................................................  0.70%                0.60%                0.60%
o Other expenses ..........................................  0.13%                0.12%                0.12%
                                                             -----                -----                -----
o Total annual Fund operating expenses ....................  1.03%                0.87%                0.87%
o Fee waivers and/or reimbursements ....................... (0.23%)              (0.07%)              (0.07%)
                                                            -------              -------              -------
o Total net expenses/1/ ...................................  0.80%                0.80%                0.80%
                                                             =====                =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Daily Shares or Daily Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Treasury Fund                                    $82              $305              $546             $1,239
Treasury Reserves                                $82              $271              $475             $1,066
Treasury Reserves (acquiring)                    $82              $271              $475             $1,066

IF ONLY GOVERNMENT MONEY MARKET FUND IS REORGANIZED:

Primary A Shares/Trust Class

                                                             Government          Government
                                                             Money Market        Reserves
                                                             Fund                (acquiring)
                                                             ----                -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price ................................  none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ...................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees .........................................  0.20%                0.15%
o Shareholder administration fees .........................  0.00%                0.10%
o Other expenses ..........................................  0.18%                0.18%
                                                             -----                -----
o Total annual Fund operating expenses ....................  0.38%                0.43%
o Fee waivers and/or reimbursements ....................... (0.08%)              (0.13%)
                                                            -------              -------
o Total net expenses/1/ ...................................  0.30%                0.30%
                                                             =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares or Trust Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Government Money Market Fund                     $31              $114              $205             $473
Government Reserves (acquiring)                  $31              $125              $228             $530

IF BOTH GOVERNMENT MONEY MARKET FUND AND GOVERNMENT RESERVES ARE REORGANIZED:

Primary A Shares/Trust Class

                                                             Government                              Government
                                                             Money Market         Government         Reserves
                                                             Fund                 Reserves           (acquiring)
                                                             ----                 --------           -----------

Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price ................................  none                 none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ...................................................  none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees .........................................  0.20%                0.15%                0.15%
o Shareholder administration fees .........................  0.00%                0.10%                0.10%
o Other expenses ..........................................  0.18%                0.13%                0.13%
                                                             -----                -----                -----
o Total annual Fund operating expenses ....................  0.38%                0.38%                0.38%
o Fee waivers and/or reimbursements ....................... (0.08%)              (0.08%)              (0.08%)
                                                             -------              -------              -------
o Total net expenses/1/ ...................................  0.30%                0.30%                0.30%
                                                             =====                =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares or Trust Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Government Money Market Fund                     $31              $114              $205             $473
Government Reserves                              $31              $114              $205             $473
Government Reserves (acquiring)                  $31              $114              $205             $473

IF ONLY GOVERNMENT MONEY MARKET FUND IS REORGANIZED:

Primary B Shares/Investor Class

                                                             Government           Government
                                                             Money Market         Reserves
                                                             Fund                 (acquiring)
                                                             ----                 -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price .................................  none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ....................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o  Management fees .........................................  0.20%                0.15%
o  Distribution (12b-1) and/or shareholder servicing
   fees ....................................................  0.25%                0.35%
o  Other expenses ..........................................  0.18%                0.18%
                                                              -----                -----
o  Total annual Fund operating expenses ....................  0.63%                0.68%
o  Fee waivers and/or reimbursements ....................... (0.08%)              (0.13%)
                                                              -------              ------
o  Total net expenses/1/ ...................................  0.55%                0.55%
                                                              =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                     1 year           3 years           5 years          10 years
Government Money Market Fund             $56              $194              $343             $779
Government Reserves (acquiring)          $56              $204              $366             $834

IF BOTH GOVERNMENT MONEY MARKET FUND AND GOVERNMENT RESERVES ARE REORGANIZED:

Primary B Shares/Investor Class

                                                             Government                                Government
                                                             Money Market         Government           Reserves
                                                             Fund                 Reserves             (acquiring)
                                                             ----                 --------             -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price .................................  none                 none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ....................................................  none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees ..........................................  0.20%                0.15%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees .....................................................  0.25%                0.35%                0.35%
o Other expenses ...........................................  0.18%                0.13%                0.13%
                                                              -----                -----                -----
o Total annual Fund operating expenses .....................  0.63%                0.63%                0.63%
o Fee waivers and/or reimbursements ........................ (0.08%)              (0.08%)              (0.08%)
                                                              -------              -------              -------
o Total net expenses/1/ ....................................  0.55%                0.55%                0.55%
                                                              =====                =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                   1 year           3 years           5 years          10 years
Government Money Market Fund           $56              $194              $343             $779
Government Reserves                    $56              $194              $343             $779
Government Reserves (acquiring)        $56              $194              $343             $779

IF ONLY GOVERNMENT MONEY MARKET FUND IS REORGANIZED:

Investor A Shares

                                                             Government           Government
                                                             Money Market         Reserves
                                                             Fund                 (acquiring)
                                                             ----                 -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price .................................  none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ....................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees ..........................................  0.20%                0.15%
o Shareholder administration fees ..........................  0.00%                0.10%
o Distribution (12b-1) and/or shareholder servicing
  fees .....................................................  0.35%                0.35%
o Other expenses ...........................................  0.18%                0.18%
                                                              -----                -----
o Total annual Fund operating expenses .....................  0.73%                0.78%
o Fee waivers and/or reimbursements ........................ (0.08%)              (0.13%)
                                                              -------              -------
o Total net expenses/1/ ....................................  0.65%                0.65%
                                                              =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                     1 year           3 years           5 years          10 years
Government Money Market Fund             $66              $225              $398             $899
Government Reserves (acquiring)          $66              $236              $420             $954


IF ONLY GOVERNMENT MONEY MARKET FUND IS REORGANIZED:

Investor B Shares/Investor Class

                                                             Government           Government
                                                             Money Market         Reserves
                                                             Fund                 (acquiring)
                                                             ----                 -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price .................................  none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ....................................................  none                 none

Annual Fund Operating Expenses

(Expenses that are deducted from the Fund's assets)
o Management fees ..........................................  0.20%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees .....................................................  0.35%                0.35%
o Other expenses ...........................................  0.18%                0.18%
                                                              -----                -----
o Total annual Fund operating expenses .....................  0.73%                0.68%
o Fee waivers and/or reimbursements ........................ (0.18%)              (0.13%)
                                                              -------              -------
o Total net expenses/1/ ....................................  0.55%                0.55%
                                                              =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                 1 year           3 years           5 years          10 years
Government Money Market Fund         $56              $215              $388             $890
Government Reserves (acquiring)      $56              $204              $366             $834

IF BOTH GOVERNMENT MONEY MARKET FUND AND GOVERNMENT RESERVES ARE REORGANIZED:

Investor B Shares/Investor Class

                                                             Government                             Government
                                                             Money Market         Government        Reserves
                                                             Fund                 Reserves          (acquiring)
                                                             ----                 --------          -----------
Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price .................................  none                 none              none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ....................................................  none                 none              none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees ..........................................  0.20%                0.15%             0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees .....................................................  0.35%                0.35%             0.35%
o Other expenses ...........................................  0.18%                0.13%             0.13%
                                                              -----                -----             -----
o Total annual Fund operating expenses .....................  0.73%                0.63%             0.63%
o Fee waivers and/or reimbursements ........................ (0.18%)              (0.08%)           (0.08%)
                                                              -------              -------           -------
o Total net expenses/1/ ....................................  0.55%                0.55%             0.55%
                                                              =====                =====             =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                  1 year           3 years           5 years          10 years
Government Money Market Fund          $56              $215              $388             $890
Government Reserves                   $56              $194              $343             $779
Government Reserves (acquiring)       $56              $194              $343             $779

IF ONLY GOVERNMENT MONEY MARKET FUND IS REORGANIZED:

Investor C Shares/Investor Class

                                                             Government           Government
                                                             Money Market         Reserves
                                                             Fund                 (acquiring)
                                                             ----                 -----------

Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price ................................  none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ...................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees .........................................  0.20%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees ....................................................  0.25%                0.35%
o Other expenses ..........................................  0.18%                0.18%
                                                             -----                -----
o Total annual Fund operating expenses ....................  0.63%                0.68%
o Fee waivers and/or reimbursements ....................... (0.08%)              (0.13%)
                                                            -------              -------
o Total net expenses/1/ ...................................  0.55%                0.55%
                                                             =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Government Money Market Fund                     $56              $194              $343             $779
Government Reserves (acquiring)                  $56              $194              $366             $834

IF BOTH GOVERNMENT MONEY MARKET FUND AND GOVERNMENT RESERVES ARE REORGANIZED:

Investor C Shares/Investor Class

                                                             Government                                Government
                                                             Money Market         Government           Reserves
                                                             Fund                 Reserves             (acquiring)
                                                             ----                 --------             -----------

Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price ................................  none                 none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ...................................................  none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees .........................................  0.20%                0.15%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees ....................................................  0.25%                0.35%                0.35%
o Other expenses ..........................................  0.18%                0.13%                0.13%
                                                             -----                -----                -----
o Total annual Fund operating expenses ....................  0.63%                0.63%                0.63%
o Fee waivers and/or reimbursements ....................... (0.08%)              (0.08%)              (0.08%)
                                                            -------              -------              -------
o Total net expenses/1/ ...................................  0.55%                0.55%                0.55%
                                                             =====                =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares or Investor Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Government Money Market Fund                     $56              $194              $343             $779
Government Reserves                              $56              $194              $343             $779
Government Reserves (acquiring)                  $56              $194              $343             $779

IF ONLY GOVERNMENT MONEY MARKET FUND IS REORGANIZED:

Daily Shares/Daily Class

                                                             Government           Government
                                                             Money Market         Reserves
                                                             Fund                 (acquiring)
                                                             ----                 -----------


Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price ................................  none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ...................................................  none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees .........................................  0.20%                0.15%
o Distribution (12b-1) and/or shareholder servicing .......  0.70%                0.60%
  fees

o Other expenses ..........................................  0.18%                0.18%
                                                             -----                -----
o Total annual Fund operating expenses ....................  1.08%                0.93%
o Fee waivers and/or reimbursements ....................... (0.28%)              (0.13%)
                                                            -------              -------
o Total net expenses/1/ ...................................  0.80%                0.80%
                                                             =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Daily Shares or Daily Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Government Money Market Fund                     $82              $316              $568             $1,292
Government Reserves (acquiring)                  $82              $283              $502             $1,131

IF BOTH GOVERNMENT MONEY MARKET FUND AND GOVERNMENT RESERVES ARE REORGANIZED:

Daily Shares/Daily Class

                                                             Government                                Government
                                                             Money Market         Government           Reserves
                                                             Fund                 Reserves             (acquiring)
                                                             ----                 --------             -----------

Shareholder Fees
(fees paid directly from your investment)
o Maximum sales charge (load) imposed on purchases,
  as a % of offering price ................................  none                 none                 none
o Maximum deferred sales charge (load) as a % of
  the lower of the original purchase price or net asset
  value ...................................................  none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
o Management fees .........................................  0.20%                0.15%                0.15%
o Distribution (12b-1) and/or shareholder servicing
  fees ....................................................  0.70%                0.60%                0.60%
o Other expenses ..........................................  0.18%                0.13%                0.13%
                                                             -----                -----                -----
o Total annual Fund operating expenses ....................  1.08%                0.88%                0.88%
o Fee waivers and/or reimbursements ....................... (0.28%)              (0.08%)              (0.08%)
                                                            -------              -------              -------
o Total net expenses/1/ ...................................  0.80%                0.80%                0.80%
                                                             =====                =====                =====

------------------------------
/1/The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Daily Shares or Daily Class Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Government Money Market Fund                     $82              $316              $568             $1,292
Government Reserves                              $82              $273              $480             $1,077
Government Reserves (acquiring)                  $82              $273              $480             $1,077


                                   APPENDIX C

         Comparison of Fundamental Policies and Limitations of the Funds
                             and the Acquiring Funds

Fundamental Investment Policies and Limitations

Cash Reserves, Treasury Reserves and Government Reserves       The Acquiring Funds may not:
may not:
1.     Act as an underwriter of securities of other            1.  Underwrite any issue of securities within the
       issuers except as it may be deemed an underwriter           meaning of the 1933 Act except when it might
       in selling a Fund security.                                 technically be deemed to be an underwriter
                                                                   either (a) in connection with the disposition
                                                                   of a portfolio security, or (b) in connection
                                                                   with the purchase of securities directly from
                                                                   the issuer thereof in accordance with its
                                                                   investment objective. This restriction shall
                                                                   not limit the Fund's ability to invest in
                                                                   securities issued by other registered investment
                                                                   companies.

2.     Purchase or sell real estate, real estate limited       2.  Purchase or sell real estate, except a Fund may
       partnership interests, commodities or commodities           purchase securities of issuers which deal or
       contracts.                                                  invest in real estate and may purchase securities
                                                                   which are secured by real estate or interests in
                                                                   real estate.
3.     See No. 2 above                                         3.  Purchase or sell commodities, except that a Fund
                                                                   may to the extent consistent with its investment
                                                                   objective, invest I securities of companies that
                                                                   purchase or sell commodities or which invest in
                                                                   such programs, and purchase and sell options,
                                                                   forward contracts, futures contracts, and options
                                                                   on futures contracts.  This limitation does not
                                                                   apply to foreign currency transactions including
                                                                   without limitation forward currency contracts.
4.     Make loans, except that (a) a Fund may purchase         4.  Make loans, except to the extent permitted by the
       or hold debt instruments in accordance with its             1940 Act, the rules and regulations thereunder
       investment objective and policies; (b) may enter            and any exemptive relief obtained by the Funds.
       into repurchase agreement and non-negotiable time
       deposits, provided that repurchase agreements and
       non-negotiable time deposits maturing in more
       than seven days, illiquid restricted securities
       and other securities which are not readily
       marketable are not to exceed, in the aggregate,
       10% of the Fund's total assets and (c) the Funds
       may engage in securities lending as described in
       each prospectus and in this SAI.



Cash Reserves, Treasury Reserves and Government                The Acquiring Funds may not:
Reserves may not:
5.     Borrow money except for temporary or emergency          5.  Borrow money or issue senior securities except to
       purposes and then only in an amount not exceeding           the extent permitted by the 1940 Act, the rules
       one-third of the value of total assets.  Any                and regulations thereunder and any exemptive
       borrowing will be done from a bank and to the               relief obtained by the Funds.
       extent that such borrowing exceeds 5% of the
       value of the Fund's assets, asset coverage of at
       least 300% is required.  In the event that such
       asset coverage shall at any time fall below 300%,
       the Fund shall, within three days thereafter or
       such longer period as the SEC may prescribe by
       rules and regulations, reduce the amount of its
       borrowings to such an extent that the asset
       coverage of such borrowings shall be at least
       300%.  This borrowing provision is included
       solely to facilitate the orderly sale of
       portfolio securities to accommodate heavy
       redemption requests if they should occur and is
       not for investment purposes.  All borrowings will
       be repaid before making additional investments
       and any interest paid on such borrowings will
       reduce income.

6.     Acquire more than 10% of the voting securities of       6.  Purchase any securities which would cause 25% or
       any one issuer.                                             more of the value of its total assets at the time
                                                                   of purchase to be invested in the securities of one
                                                                   or more issuers conducting their principal business
                                                                   activities in the same industry, provided that:
                                                                   (a) there is no limitation with respect to obligations
                                                                   issued or guaranteed by the U.S. Government, any state
                                                                   or territory of the United States, or any of their
                                                                   agencies, instrumentalities or political subdivisions,
                                                                   and (b) notwithstanding this limitation or any other
                                                                   fundamental investment limitation, assets may be invested
                                                                   in the securities of one or more management investment
                                                                   copies to the extent permitted by the 1940 Act, the rules
                                                                   and regulations thereunder and any exemptive relief
                                                                   obtained by the Funds.

                                      C-2



Cash Reserves, Treasury Reserves and Government                The Acquiring Funds may not:
Reserves may not:
7.     Purchase securities of other investment companies       7.  Purchase securities (except securities issued or
       except as permitted by the 1940 Act and the rules           guaranteed by the U.S. Government, its agencies
       and regulations thereunder and may only purchase            or instrumentalities) of any one issuer if, as a
       securities of other money market funds.  Under              result, more than 5% of its total assets will be
       these rules and regulations, the Funds are                  invested in the securities of such issuer or it
       prohibited from acquiring the securities of other           would own more than 10% of the voting securities
       investment companies if, as a result of such                of such issuer, except that (a) up to 25% of its
       acquisition, the Funds own more than 3% of the              total assets may be invested without regard to
       total voting stock of the company; securities               these limitations and (b) a Fund's assets may be
       issued by any one investment company represent              invested in the securities of one or more
       more than 5% of the Fund's total assets; or                 management investment companies to the extent
       securities (other than treasury stock) issued by            permitted by the 1940 Act, the rules and
       all investment companies represent more than 10%            regulations thereunder and any exemptive relief
       of the total assets of the Fund.  These                     obtained by the Funds.
       investment companies typically incur fees that
       are separate from those fees incurred directly by
       the Fund.  A Fund's purchase of such investment
       company securities results in the layering of
       expenses, such that Shareholders would indirectly
       bear a proportionate share of the operating
       expenses of such investment companies, including
       advisory fees.  It is the position of the SEC's
       staff that certain nongovernmental issues of CMOs
       and REMICS constitute investment companies
       pursuant to the 1940 Act and either (a)
       investments in such instruments are subject to
       the limitations set forth above or (b) the
       issuers of such instruments have received orders
       from the SEC exempting such instruments from the
       definition of investment company.

8.     Invest in companies for the purpose of exercising       8.  No corresponding fundamental investment policy
       control.

9.     Invest in warrants valued at lower of cost or           9.  No corresponding fundamental investment policy
       market exceeding 5% of the Fund's net assets.
       Included in that amount but not to exceed 2% of
       the Fund's net assets, may be warrants not listed
       on the NYSE or AMEX.

10.    Write or purchase puts, calls or combinations           10. No corresponding fundamental investment policy
       thereof.

11.    Invest in interest in oil, gas or other mineral         11. No corresponding fundamental investment policy
       exploration or development programs and oil, gas
       or mineral leases.



Cash Reserves, Treasury Reserves and Government                  The Acquiring Funds may not:
Reserves may not:
12.    Purchase or retain securities of an issuer if, to         12. No corresponding fundamental investment policy
       the knowledge of the NR, an officer, trustee, or
       partner of NR or adviser of NR owns beneficially
       more than 1/2 of 1% of the shares or securities
       of such issuer and all such officers, trustees
       and partners owning more than 1/2 of 1% of such
       shares or securities together own more than 5% of
       such shares or securities.

13.    Issue senior securities (as defined in the 1940           13. No corresponding fundamental investment policy
       Act) except in connection with permitted borrowings
       as described above or as permitted by rule, regulation
       or order of the SEC.

14.    Make short sales of securities, maintain a short          14. No corresponding fundamental investment policy
       position or purchase securities on margin,
       except that the Trust may obtain short-term credits
       as necessary for the clearance of security transactions.

15.    Pledge, mortgage or hypothecate assets except to          15. No corresponding fundamental investment policy
       secure temporary borrowings permitted by (3) above
       in aggregate amounts not to exceed 10% of total assets
       taken at current value at the time of the incurrence
       of such loan, except as permitted with respect to
       securities lending.


Prime Fund, Treasury Fund and Government Money Market          The Acquiring Funds may not:
Fund may not:
1.     Underwrite securities issued by any other person,       1.  Underwrite any issue of securities within the
       except to the extent that the purchase of                   meaning of the 1933 Act except when it might
       securities and the later disposition of such                technically be deemed to be an underwriter either
       securities in accordance with the Fund's                    (a) in connection with the disposition of a
       investment program may be deemed an                         portfolio security, or (b) in connection with the
       underwriting.  This restriction shall not limit a           purchase of securities directly from the issuer
       Fund's ability to invest in securities issued by            thereof in accordance with its investment
       other registered investment companies.                      objective.  This restriction shall not limit the
                                                                   Fund's ability to invest in securities issued by
                                                                   other registered investment companies.

2.     Invest in real estate or real estate limited            2.  Purchase or sell real estate, except a Fund may
       partnership interests.  (A Fund may, however,               purchase securities of issuers which deal or
       purchase and sell securities secured by real                invest in real estate and may purchase securities
       estate or interests therein or issued by issuers            which are secured by real estate or interests in
       which invest in real estate or interests                    real estate.
       therein.)  This restriction does not apply to
       real estate limited partnerships listed on a
       national stock exchange (e.g., the NYSE).

3.     Purchase or sell commodity contracts except that        3.  Purchase or sell commodities, except that a Fund
       each Fund may, to the extent appropriate under              may to the extent consistent with its investment
       its investment policies, purchase publicly traded           objective, invest I securities of companies that
       securities of companies engaging in whole or in             purchase or sell commodities or which invest in
       part in such activities, may enter into futures             such programs, and purchase and sell options,
       contracts and related options, may engage in                forward contracts, futures contracts, and options
       transactions on a when-issued or forward                    on futures contracts.  This limitation does not
       commitment basis, and may enter into forward                apply to foreign currency transactions including
       currency contracts in accordance with its                   without limitation forward currency contracts.
       investment policies.

4.     Make loans, except that a Fund may purchase and          4. Make loans, except to the extent permitted by the
       hold debt instruments (whether such instruments             1940 Act, the rules and regulations thereunder
       are part of a public offering or privately                  and any exemptive relief obtained by the Funds.
       placed), may enter into repurchase agreements
       and may lend portfolio securities in accordance
       with its investment policies.



Prime Fund, Treasury Fund and Government Money                 The Acquiring Funds may not:
Market Fund may not:
5.     Borrow money or issue senior securities as              5.  Borrow money or issue senior securities except to
       defined in the 1940 Act except that (a) a Fund              the extent permitted by the 1940 Act, the rules
       may borrow money from banks for temporary                   and regulations thereunder and any exemptive
       purposes in amounts up to one-third of the value            relief obtained by the Funds.
       of such Fund's total assets at the time of
       borrowing, provided that borrowings in excess of
       5% of the value of such Fund's total assets will
       be repaid prior to the purchase of additional
       portfolio securities by such Fund, (b) a Fund may
       enter into commitments to purchase securities in
       accordance with the Fund's investment program,
       including delayed delivery and when-issued
       securities, which commitments may be considered
       the issuance of senior securities, and (c) a Fund
       may issue multiple classes of shares in
       accordance with SEC regulations or exemptions
       under the 1940 Act.  The purchase or sale of
       futures contracts and related options shall not
       be considered to involve the borrowing of money
       or issuance of senior securities.  Each Fund may
       enter into reverse repurchase agreements or
       dollar roll transactions.  The purchase or sale
       of futures contracts and related options shall
       not be considered to involve the borrowing of
       money or issuance of senior securities.

6.     Purchase any securities which would cause 25% or        6.  Purchase any securities which would cause 25% or
       more of the value of the Fund's total assets at             more of the value of its total assets at the time
       the time of such purchase to be invested in the             of purchase to be invested in the securities of
       securities of one or more issuers conducting                one or more issuers conducting their principal
       their principal activities in the same industry,            business activities in the same industry,
       provided that this limitation does not apply to             provided that: (a) there is no limitation with
       investments in obligations issued or guaranteed             respect to obligations issued or guaranteed by
       by the U.S. Government, any state or territory of           the U.S. Government, any state or territory of
       the United States, or any of their agencies,                the United States, or any of their agencies,
       instrumentalities or political subdivisions.  In            instrumentalities or political subdivisions, and
       addition, this limitation does not apply to                 (b) notwithstanding this limitation or any other
       investments by "money market funds" as that term            fundamental investment limitation, assets may be
       is used under the 1940 Act, in obligations of               invested in the securities of one or more
       domestic banks.                                             management investment copies to the extent
                                                                   permitted by 1940 Act, the rules and regulations
                                                                   thereunder and any exemptive relief obtained by
                                                                   the Funds.



Prime Fund, Treasury Fund and Government Money                 The Acquiring Funds may not:
Market Fund may not:
7.     Purchase securities of any one issuer (other than       7.  Purchase securities (except securities issued or
       U.S. Government Obligations) if, immediately                guaranteed by the U.S. Government, its agencies
       after such purchase, more than 5% of the value of           or instrumentalities) of any one issuer if, as a
       such Fund's total assets would be invested in the           result, more than 5% of its total assets will be
       securities of such issuer, except that up to 25%            invested in the securities of such issuer or it
       of the value of the Fund's total assets may be              would own more than 10% of the voting securities
       invested without regard to these limitations and            of such issuer, except that (a) up to 25% of its
       with respect to 75% of such Fund's assets, such             total assets may be invested without regard to
       Fund will not hold more than 10% of the voting              these limitations and (b) a Fund's assets may be
       securities of any issuer.                                   invested in the securities of one or more
                                                                   management investment companies to the extent
                                                                   permitted by the 1940 Act, the rules and
                                                                   regulations thereunder and any exemptive relief
                                                                   obtained by the Funds.

                                   Appendix D
                                    [Graphic]

PRELIMINARY PROSPECTUS DATED [ ], 2001
SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

 MONEY MARKET FUNDS

 DAILY CLASS SHARES
 INVESTOR A SHARES
 INVESTOR CLASS SHARES
 MARSICO SHARES
 TRUST CLASS SHARES

  Nations
  Cash Reserves

  Nations
  Treasury Reserves

  Nations
  Government
  Reserves

  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE

      Prospectus

      December 30, 2001

 NATIONS FUNDS

An overview of the Funds
--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in this prospectus on page 27.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Daily Class, Investor A, Investor Class, Marsico and Trust Class Shares of the Funds. The Daily Class, Investor Class and Trust Class Shares are designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Investor A Shares are designed to be purchased through a selling agent or directly through Nations Funds. The Marsico Shares are designed for investors in the Marsico Focus Fund, the Marsico Growth & Income Fund, the Marsico 21st Century Fund and the Marsico International Opportunities Fund. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy these classes of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 for Daily Class, Investor A, Investor Class and Trust Class Shares or
1.888.860.8686 for Marsico Shares or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC


     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

   [Graphic]
     You'll find more about
     BA Advisors and BACAP
     starting on page 12.




[Graphic]
        About the Funds

                        Nations Cash Reserves        4
                        Sub-adviser: BACAP
                        --------------------------------
                        Nations Treasury Reserves    6
                        Sub-adviser: BACAP
                        --------------------------------
                        Nations Government Reserves  8
                        Sub-adviser: BACAP
                        --------------------------------
                        Other important information 10
                        --------------------------------
                        How the Funds are managed   12

[Graphic]
        About your investment

             Information for investors
               Buying, selling and exchanging shares             14
                 How orders are processed                        16
               How selling and servicing agents are paid         23
               Distributions and taxes                           25
             -------------------------------------------------------
             Terms used in this prospectus                       27
             -------------------------------------------------------
             Where to find more information              back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 13.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.


Nations Cash Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.




[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 13.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Treasury Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 13.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Government Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.




[Graphic]

     Risks and other things to consider
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     A look at the Fund's performance
     Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[Graphic]
        Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio". Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     Banc of America Advisors, LLC


     One Bank of America Plaza
     Charlotte, North Carolina 28255



[Graphic]
        How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

The following chart shows the maximum advisory fees BA Advisors can receive.

Annual investment advisory fee, as a % of average daily net assets

                            Maximum
                            advisory
                              fee
Nations Cash Reserves        0.15%
Nations Treasury Reserves    0.15%
Nations Government Reserves  0.15%

Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201


[Graphic]
     PFPC Inc.

     400 Bellevue Parkway
     Wilmington, Delaware 19809


Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

        Fund                        BACAP Team
        Nations Cash Reserves       Taxable Money Market Management Team
        Nations Treasury Reserves   Taxable Money Market Management Team
        Nations Government Reserves Taxable Money Market Management Team

Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

[Graphic]
     We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.


[Graphic]
        Buying, selling and exchanging shares

This prospectus offers Daily Class, Investor A, Investor Class, Marsico and Trust Class Shares of the Funds. Here are some general rules about these classes of shares:

  .[Daily Class and Investor Class] Shares are available on a direct basis or through financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

       .Bank of America and certain of its affiliates

       .certain other financial institutions and intermediaries.

  .You can invest in [Daily Class and] Investor A [and Investor Class] Shares of the Funds through your selling agent or directly from Nations Funds. We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 [.Investor Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

       .Bank of America and certain of its affiliates

       .certain other financial institutions and intermediaries.]

  .Marsico Shares are available only to investors in the Marsico Focus Fund, the Marsico Growth & Income Fund, the Marsico 21st Century Fund, and the Marsico International Opportunities Fund (Marsico Funds). You don't pay any sales charges when you buy or sell Marsico Shares of the Fund. You can invest in the Fund only through the Fund's servicing agent, Sunstone Financial Group, Inc. Please call the servicing agent at 1.888.860.8686 for information about its procedures and account requirements, which may be different from those described here. We encourage you to consult with an investment professional who can open an account for you through the servicing agent and help you with your investment decisions. Once you have an account, you can buy and sell shares by contacting your investment professional or the servicing agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.
  .Trust Class Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

       .Bank of America and certain of its affiliates

       .certain other financial institutions and intermediaries, including financial planners and investment advisers

       .institutional investors

       .charitable foundations

       .endowments

       .other funds in the Nations Funds Family.

 .The minimum initial investment for each class of shares is as follows:

  .Daily Class, Investor A and Investor Class Shares - $1,000 for regular accounts; $500 for traditional and Roth IRA accounts; $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts; $100 using the Systematic Investment Plan and there is no minimum for 401(k) plans, simplified employee pension plans, salary reduction-simplified employee pension plans, Savings Incentives Match Plans for Employees, salary reduction-IRAs or other similar kinds of accounts, however, if the value of the account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after the account is opened, your shares may be sold after you are given 60 days notice in writing.

  .Marsico Shares - $2,500 for regular accounts; $1,000 for traditional and Roth IRA accounts; $500 for spousal IRA accounts; $500 for SEP IRA accounts; $500 for transfers to minor accounts or $1,000 using the Automatic Investment Plan.

  .Trust Class Shares - $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Trust Class Shares.

 .The minimum for additional investments for each class of shares is as follows:

  .[Daily Class Shares - No minimum except the minimum is $100 using the Systematic Investment Plan.]

  .[Daily Class,] Investor A [and Investor Class] Shares - $100 for all accounts or $50 using the Systematic Investment Plan.

  .[Investor Class Shares - No minimum except the minimum is $1,000 using the Systematic Investment Plan.]

  .Marsico Shares - $100 for all accounts or $50 using the Automatic Investment
   Plan.

  .Trust Class Shares - No minimum.

[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


There are no sales charges for buying, selling or exchanging these classes of shares.

You'll find more information about buying, selling and exchanging these classes of shares on the pages that follow. You should also ask your financial institution, intermediary or selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.
How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves and Nations Treasury Reserves

  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves and Nations Treasury
   Reserves, except:
     .Orders must be received for Nations Treasury Reserves by 3:00 p.m.
      Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
     .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
  .2:30 p.m. Eastern time for Nations Government Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.



 Telephone orders
 You can place orders to buy, sell or exchange Daily Class, Investor A, Investor Class and Marsico Shares by telephone if you complete the telephone authorization section of our account application and send it to us.

 Here's how telephone orders work:

      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

      .Telephone orders may be difficult to complete during periods of significant economic or market change.
[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy shares of each class at net asset value per share.

         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
          .5:30 p.m. Eastern time for Nations Cash Reserves and Nations
           Treasury Reserves, except:
            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year .4:00 p.m. Eastern time for Nations Government Reserves

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions, intermediaries and selling agents are responsible for sending orders to us and for ensuring that we receive your money on time. Telephone orders may be difficult to complete during periods of significant economic or market change.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

         .Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

 Systematic Investment Plan
 You can make regular purchases of [$100 or more of Daily Class Shares,] $50 or more of [Daily Class,] Investor A [and Investor Class] Shares using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser, investment professional or us to set up the plan.

 Here's how the plan works:

         .You can buy shares twice a month, monthly or quarterly.

         .You can choose to have us transfer your money on or about the 15th or the last day of the month.

         .Some exceptions may apply to employees of Bank of America and its affiliates and plans set up before August 1, 1997. For details, please contact your financial adviser or investment professional.

 Automatic Investment Plan
 You can make regular purchases of $50 or more of Marsico Shares using automatic transfers from your bank account to the Fund. You can contact your investment professional or the servicing agent to set up the plan.

 Here's how the plan works:

   .You can buy shares twice a month, monthly or quarterly.

   .You can choose to have your money transferred on or about the 15th or the last day of the month.

[Graphic]
     Selling shares
     Here are some general rules for selling shares:

         .If you received your Daily Class Shares through an exchange of Investor C Shares or Investor Class Shares through an exchange of Investor B Shares, a contingent deferred sales charge (CDSC) may apply when you sell these shares, or any shares you receive through an exchange of these shares. The CDSC will be based on the period from when you originally bought the Investor C Shares or Investor B Shares until you sold them.

         .We normally send the sale proceeds of [Daily Class,] Investor Class or Trust Class Shares by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .If you're selling your [Daily Class,] Investor A, [Investor Class] or
          Marsico Shares through a selling agent, we'll normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

         .If you're selling your [Daily Class,] Investor A, [Investor Class] or
          Marsico Shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account on the same business day that the Fund receives your order.

         .You can sell up to $50,000 of Daily Class, Investor A, Investor Class or Marsico Shares by telephone if you qualify for telephone orders.

   [Graphic]
     For more information
     about telephone orders,
     see How orders are processed.



         .Financial institutions and intermediaries are responsible for sending orders for [Daily Class, Investor Class] and Trust Class Shares to us and for depositing the sale proceeds to your account on time.
         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
         .If you hold any Daily Class, Investor A or Investor Class Shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.
         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or the Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or
          (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
         .Other restrictions may apply to retirement accounts. For more information about these restrictions please contact your retirement plan administrator.

     We may sell your shares:
         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this .if your financial institution, intermediary or selling agent tells us to sell your shares under arrangements made between the financial institution, intermediary, selling agent and you
         .under certain other circumstances allowed under the 1940 Act

 Checkwriting service
 You can withdraw money from the Funds using our free checkwriting service if you own Daily Class, Investor A or Investor Class Shares. You can contact your financial adviser, investment professional or us to set up the service.

 Here's how the service works:

    .Each check you write must be for $250 or more.

    .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

    .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

    .We can change or cancel the service by giving you 30 days notice in writing.

 Automatic Withdrawal Plan
 The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually if you own Daily Class, Investor A or Investor Class Shares. You can contact your financial adviser, investment professional or us to set up the plan.

 Here's how the plan works:

    .Your account balance must be at least $10,000 to set up the plan.

    .If you set up the plan after you've opened your account, your signature must be guaranteed.

    .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

    .We'll send you a check or deposit the money directly to your bank account.

    .You can cancel the plan by giving your selling agent or us 30 days notice in writing.

 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

 Systematic Withdrawal Plan
 The Systematic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly or annually if you own Marsico Shares. You can contact your investment professional or the servicing agent to set up the plan.

 Here's how the plan works:
  .Your account balance must be at least $10,000 to set up the plan.
  .If you set up the plan after you've opened your account, your signature must be guaranteed.
  .You can choose to have us transfer your money on or about the 15th or the
   25th of the month.
  .We'll send you a check or deposit the money directly to your bank account. .You can cancel the plan by giving the servicing agent 30 days notice in writing.

 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.


[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

         .[You can exchange Daily Class Shares of a Fund for Daily Class Shares of any other Nations Reserves Money Market Fund. You must exchange at least $1,000 at a time, or $25 if you use our Automatic Exchange Feature.]

         .You can exchange Investor A Shares of a Money Market Fund for
          Investor A Shares of any other Nations Fund, except Index Funds. If you bought Investor A Shares of a Money Market Fund through a Nations Funds IRA, you can exchange these shares for Investor B Shares of any other Nations Fund, except Money Market Funds. If you received your Investor B Shares before January 1, 1996 or after July 31, 1997, a contingent deferred sales charge (CDSC) may apply when you sell your Investor B Shares. The CDSC will be based on the period from when you received the Investor B Shares until you sold them. You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

         .You can exchange Investor Class Shares of a Fund for Investor Class
          Shares of any other Nations Reserves Money Market Fund. You must exchange at least $1,000 at a time.

         .You can exchange Marsico Shares of the Fund for shares of Marsico
          Funds. You must exchange at least $2,500, or $50 using our Automatic Exchange Feature.

         .You can exchange Trust Class Shares of a Fund for Primary A shares of all other Nations Funds or Trust Class Shares of Nations Reserves Money Market Funds. You must exchange at least $250,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We or Marsico Funds in the case of Marsico Shares, may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any Daily Class, Investor A, Investor Class or
          Marsico Shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Daily Class, Investor A or Investor Class Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

 Here's how automatic exchanges work:

  .Send your request to PFPC in writing or call 1.800.321.7854.

  .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

  .You must already have an investment in the Funds you want to exchange into.

  .You can choose to have us transfer your money on or about the 1st or the 15th of the month.

  .The rules for making exchanges apply to automatic exchanges.


 Marsico Shares Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $50 or more of Marsico Shares for shares of Marsico Funds every month or every quarter. You can contact your investment professional or the servicing agent to set up the plan.

 Here's how automatic exchanges work:
  .Send your request to the servicing agent in writing or call 1.888.860.8686.


  .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

  .You must already have an investment in the Funds you want to exchange.

  .You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

  .The rules for making exchanges apply to automatic exchanges.

[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.

     The selling agent may charge other fees for services provided to your account.


[Graphic]

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Distribution (12b-1) and shareholder servicing and administration fees Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution, shareholder servicing and administration plans.

Stephens may be reimbursed for distribution-related expenses up to an annual maximum of:

  .0.35% of the average daily net assets of Daily Class Shares of the Funds, some or all of which may be paid to selling agents

  .0.10% of the average daily net assets of Investor A Shares of the Funds, some or all of which may be paid to selling agents

  .0.10% of the average daily net assets of Investor Class Shares of the Funds, some or all of which may be paid to selling agents
Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Daily Class, Investor A, Investor Class and Marsico Shares of the Funds.

BA Advisors, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of up to 0.10% of the average daily net assets of the Trust Class Shares of the Funds.

Administration agents may receive a maximum annual shareholder administration fee of 0.10% of the average daily net assets of Marsico Shares.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees for Daily Class, Investor A, Investor Class and Trust Class Shares to Stephens and/or to eligible selling and servicing agents, financial institutions and intermediaries, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Nations Cash Reserves pays these fees for Marsico Shares to the servicing agent or administration agents for as long as the plan continues. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive in connection with Daily Class, Investor A and Investor Class and Trust Class Shares:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Daily Class, Investor A and Investor Class Shares of the Funds

  .additional amounts of up to:

    .0.50% of the net asset value per share on all sales of Daily Class Shares to retirement plans

    .1.00% of the net asset value per share on all sales of Investor A Shares .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide on behalf of all the share classes.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]
        Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.321.7854 for Daily Class, Investor A, Investor Class and Trust Class Shares or 1.888.860.8686 for Marsico Shares.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

   [Graphic]
     For more information about
     taxes, please see the SAI.


How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.



[Graphic]
       Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement Date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

   SEC file number:
   Nations Funds Trust, 811-09645



[Graphic]
      Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:

     For information on Marsico Shares:
     By telephone: 1.888.860.8686

     By mail:
     Nations Cash Reserves-Marsico Shares c/o Sunstone Financial Group Inc. P.O. Box 3210 Milwaukee, WI 53201-3210

     For information on all other classes of shares:
     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] Nations Funds

                       Statement of Additional Information
                             Dated January 14, 2002

                               NATIONS FUND TRUST
                               NATIONS FUND, INC.
                                NATIONS RESERVES
                               NATIONS FUNDS TRUST
                            One Bank of America Plaza
                       101 South Tryon Street, 33rd Floor
                         Charlotte, North Carolina 28255
                                 1-800-321-7854

March 28, 2001 Special Meeting of Shareholders of Nations Government Reserves, Nations Government Money Market Fund, Nations Cash Reserves, Nations Prime Fund, Nations Treasury Reserves and Nations Treasury Fund

            This SAI is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meetings of Shareholders of the Funds to be held on March 28, 2002. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Nations Fund Trust, Nations Fund, Inc. and Nations Reserves at the address or telephone number set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

  Incorporation of Documents by Reference in Statement of Additional Information

            Further information about the Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares, Capital Class, Liquidity Class, Adviser Class, Market Class, Daily Class, Service Class, Investor Class, Trust Class and Institutional Class of the Funds, as applicable, is contained in (and incorporated herein by reference) the SAI for the Funds dated August 1, 2001, as supplemented.

            The Annual Reports for the Funds, including their audited financial statements and related Report of Independent Accountants for the year ended March 31, 2001 for the Funds are incorporated herein by reference. The Semi-Annual Reports for the Funds, including their unaudited financial statements for the period September 30, 2001 are incorporated herein by reference.

                                Table of Contents

General Information .......................................................... 3

Introductory Note to Pro Forma Financial Information ......................... 4

                               General Information

            The Reorganization contemplates the transfer of the assets and liabilities of the Funds to the Acquiring Funds in exchange for shares of designated classes of the corresponding Acquiring Funds of equal value.

            The shares issued by an Acquiring Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of each corresponding Fund that are outstanding immediately before the closing of the Reorganization.

            Immediately after the Closing, each Fund will distribute the shares of its corresponding Acquiring Fund received in the Reorganization to its shareholders in liquidation of such Fund. Each shareholder owning shares of an Fund at the Closing will receive shares of the designated class of the corresponding Acquiring Fund, and will receive any unpaid dividends or distributions that were declared before the Closing on the Funds' shares. Nations Funds Trust will establish an account for each former shareholder of the Funds reflecting the number of Acquiring Fund shares distributed to that shareholder. If the Reorganization Agreement is approved and consummated, the Funds will transfer all of their assets and liabilities, as of the Closing, and all outstanding shares of the Funds will be redeemed and canceled in exchange for shares of the corresponding Acquiring Fund. If shareholders of all other funds of Nations Fund Trust, Nations Fund, Inc. and Nations Reserves approve the reorganization of their fund, Nations Fund Trust, Nations Fund, Inc. and Nations Reserves will be de-registered under the 1940 Act and dissolved under state law.

For further information about the transaction, see the Proxy/Prospectus.

              Introductory Note to Pro Forma Financial Information

            The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Funds to the Acquiring Funds accounted for as if the transfer had occurred as of September 30, 2001. In addition, the pro forma combined statement of operations has been prepared as if the transfer had occurred at the beginning of the fiscal year ended September 30, 2001 and is based upon the proposed fee and expense structure of the Acquiring Funds. The pro forma combined statement of operations has been prepared by adding the statement of operations for the fiscal year ended March 31, 2001 for the Funds to the statement of operations for the corresponding Acquiring Funds and making adjustments for changes in the expense structure of the combined fund.

            The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Funds and the Acquiring Funds included or incorporated herein by reference in this Statement of Additional Information. The combination of the above Funds and the Acquiring Funds will be accounted for as a tax-free reorganization.

            Pro forma information giving effect to the proposed transfer of assets and liabilities of Nations Prime Fund and Nations Cash Reserves to Nations Cash Reserves (acquiring) and Nations Government Money Market Fund and Nations Government Reserves to Nations Government Reserves (acquiring), is not presented in this SAI because, as of November 1, 2001, the aggregate net asset value of Nations Prime Fund was less than 10% of the aggregate net asset value of Nations Cash Reserves and the aggregate net asset value of Nations Government Money Market Fund was less than 10% of the aggregate net asset value of Nations Government Reserves.

            Pro forma information giving effect to the proposed transfer of assets and liabilities of Nations Treasury Reserves to Nations Treasury Reserves (acquiring) is not presented in this SAI because this transaction would result in a "shell" transaction with no change to the Schedule of Investments and Statement of Assets and Liabilities or Statement of Operations of Nations Treasury Reserves.

           Nations Treasury Fund/Nations Treasury Reserves (acquiring)
             Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 2001

                                                                                                                        Nations
                                                                                                                        Treasury
 Nations       Nations                                                                                                  Reserves
Treasury      Treasury    Combined Pro                                                          Nations     Nations    (acquiring)
  Fund        Reserves       Forma                                                             Treasury     Treasury  Combined Pro
Principal     Principal    Principal                                                             Fund       Reserves      Forma
 amount        amount        amount                                                              Value       Value        Value
  (000)         (000)        (000)                       Description                             (000)       (000)        (000)
------------------------------------------------------------------------------------------------------------------------------------
                                     U.S. Treasury obligations - 44.4%
                                     U.S. Treasury bills - 27.8%
 $ 140,000     $ -        $ 140,000    Discount note 10/18/01                                 $ 139,821      $ -       $ 139,821
   140,000                  140,000    Discount note 10/25/01                                   139,740        -         139,740
    70,000                   70,000    Discount note 11/08/01                                    69,747        -          69,747
    38,000                   38,000    Discount note 11/29/01                                    37,856        -          37,856
   140,000                  140,000    Discount note 12/20/01                                   139,247        -         139,247
    60,000                   60,000    Discount note 02/14/02                                    59,267        -          59,267
    40,000                   40,000    Discount note 02/21/02                                    39,477        -          39,477
                                                                                              --------------------------------------
                                                                                                625,155        -         625,155
                                                                                              --------------------------------------
                                     U.S. Treasury notes - 16.6%
    25,000                   25,000     6.250% 10/31/01                                          25,038        -          25,038
    14,000                   14,000     7.500% 11/15/01                                          14,053        -          14,053
    40,000                   40,000     6.375% 01/31/02                                          40,388        -          40,388
    40,000                   40,000     6.625% 03/31/02                                          40,579        -          40,579
    40,000                   40,000     6.375% 04/30/02                                          40,612        -          40,612
    60,000                   60,000     6.625% 04/30/02                                          61,048        -          61,048
    30,000                   30,000     7.500% 05/15/02                                          30,696        -          30,696
    40,000                   40,000     6.500% 05/31/02                                          40,693        -          40,693
    60,000                   60,000     6.625% 05/31/02                                          61,025        -          61,025
    20,000                   20,000     6.250% 07/31/02                                          20,455        -          20,455
                                                                                              --------------------------------------
                                                                                                374,587        -         374,587
                                                                                              --------------------------------------
                                     Total U.S. Treasury obligations
                                       (Cost $999,742 and $0, respectively)                     999,742        -         999,742
                                                                                              --------------------------------------

                                     Repurchase agreements - 55.3%
    50,000                   50,000        Agreement with ABN AMRO Inc.,
                                           3.150% dated 09/28/01 to be repurchased
                                           at $ 51,013  on 10/01/01 collateralized by:
                                           $50,000 U.S. Treasury Notes, 7.250% due 05/15/2004    50,000        -          50,000

    80,000                   80,000        Agreement with Barclays Capital Inc.,
                                           3.250% dated 09/28/01 to be repurchased
                                           at $80,022 on 10/01/01 collateralized by:
                                           $80,001 U.S. Treasury Bills, due 12/27/01             80,000        -          80,000

    70,000                   70,000        Agreement with Bear, Stearns and Company, Inc.,
                                           3.375% dated 09/28/01 to be repurchased at
                                           $70,020 on 10/01/01 collateralized by:
                                           $58,645 GNMA, 5.500% - 9.500% due
                                           05/15/13 - 09/15/31; $12,756 GNMA II,
                                           4.500% - 8.000% due 11/20/23 - 07/20/31               70,000        -          70,000

    70,000                   70,000        Agreement with First Union Securities, Inc.,
                                           3.350% dated 09/28/01 to be repurchased
                                           at $70,020 on 10/01/01 collateralized by:
                                           $66,658 GNMA, 5.500% - 9.500% due
                                           09/15/16 - 09/15/31, $3,342 GNMA II,
                                           6.250% - 8.000% due 02/20/26 - 09/20/31               70,000        -          70,000

    80,000                   80,000        Agreement with Greenwich Capital Markets Inc.,
                                           3.250% dated 09/28/01 to be repurchased
                                           at $80,022 on 10/01/01 collateralized by:
                                           $81,604 Treasury Notes, 5.625% - 6.750%
                                           due 11/30/02 - 05/15/05                               80,000        -          80,000

           Nations Treasury Fund/Nations Treasury Reserves (acquiring)
      Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001

                                                                                                                           Nations
                                                                                                                           Treasury
  Nations    Nations                                                                                                      Reserves
 Treasury   Treasury   Combined Pro                                                          Nations       Nations       (acquiring)
   Fund     Reserves      Forma                                                             Treasury       Treasury     Combined Pro
 Principal  Principal   Principal                                                             Fund         Reserves         Forma
  amount     amount       amount                                                              Value         Value           Value
   (000)      (000)       (000)                            Description                        (000)         (000)           (000)
------------------------------------------------------------------------------------------------------------------------------------
                                  Repurchase agreements - (continued)
$ 100,000    $ -        $ 100,000   Agreement with J.P. Morgan Securities Inc.,
                                    3.350% dated 09/28/01 to be repurchased
                                    at $100,029 on 10/01/01 collateralized by:
                                    $102,001 GNMA,  5.000% - 8.000% due
                                    08/15/14 - 09/15/31                                     $ 100,000      $ -          $ 100,000

   80,000                  80,000   Agreement with Lehman Brothers Inc.,
                                    3.200% dated 09/28/01 to be repurchased
                                    at $80,021 on 10/01/01 collateralized by:
                                    $58,587 U.S. Treasury Notes, 5.625% - 6.250%
                                    due 02/28/02 - 05/15/08; $23,000 U.S. Treasury
                                    Strips, TIGR, Interest Receipt, due 08/15/20               80,000        -             80,000

   80,000                  80,000   Agreement with Morgan Stanley Dean Witter and Company,
                                    3.150% dated 09/28/01 to be repurchased
                                    at $80,021 on 10/01/01 collateralized by:
                                    $80,354 U.S. Treasury Strips, TIGR, Interest Receipt,
                                    due 02/15/12                                               80,000        -             80,000

  200,000                 200,000   Agreement with Salomon Smith Barney Inc.,
                                    3.250% dated 09/28/01 to be repurchased
                                    at $200,054 on 10/01/01 collateralized by:
                                    $131,148 U.S. Treasury Notes, 5.375% -
                                    6.875% due 04/30/03 - 10/15/06; $21,058
                                    U.S. Treasury Bonds, 12.000% due 08/15/03;
                                    $48,607 U.S. Treasury Bills, due 02/07/02                 200,000        -            200,000

  250,000                 250,000   Agreement with Salomon Smith Barney Inc.,
                                    3.375% dated 09/28/01 to be repurchased
                                    at $250,070 on 10/01/01 collateralized by:
                                    $193,206 GNMA, 6.500% - 9.000% due
                                    11/15/17 - 12/15/30; $56,794 GNMA II,
                                    7.000% - 8.500% due 05/20/29 - 06/20/31                   250,000        -            250,000

   84,193                  84,193   Agreement with UBS Warburg,
                                    3.250% dated 09/28/01 to be repurchased
                                    at $84,216 on 10/01/01 collateralized by:
                                    $85,880 U.S. Treasury Bill, due 11/23/01                   84,193        -             84,193

  100,000                 100,000   Agreement with Westdeutsche Landesbank, Girozentrale,
                                    3.350% dated 09/28/01 to be repurchased
                                    at $100,028 on 10/01/01 collateralized by:
                                    $100,000 GNMA II, 6.500% due 07/20/31                     100,000        -            100,000
                                                                                          ------------------------------------------
                                  Total repurchase agreements
                                     (Cost $1,244,193 and $0, respectively)                 1,244,193        -          1,244,193
                                                                                          ------------------------------------------
                                  Total investments - 99.7%
                                     (Cost $2,243,935 and $0, respectively)               $ 2,243,935      $ -        $ 2,243,935
                                                                                          ------------------------------------------

          Nations Treasury Fund / Nations Treasury Reserves (acquiring)
             Pro Forma Combining Statement of Net Assets (unaudited)
                               September 30, 2001

                                                                                                                        Nations
                                                                                                                   Treasury Reserves
                                                                                                                      (acquiring)
                                                                 Nations            Nations        Adjustments to       Proforma
                                                              Treasury Fund    Treasury Reserves     Pro Forma          Combined
                                                               (in 000's)          (in 000's)        (in 000's)        (in 000's)
                                                          --------------------------------------------------------------------------
Total Investments                                         $      2,243,935     $         -         $          -   $     2,243,935

Other Assets and Liabilities:
Cash                                                                     2               -                                      2
Receivable for investment securities sold                        1,352,542               -                              1,352,542
Receivable for Fund shares sold                                      1,992               -                                  1,992
Interest receivable                                                  9,293               -                                  9,293
Payable for Fund shares redeemed                                    (8,840)              -                                 (8,840)
Investment advisory fee payable                                       (283)              -                                   (283)
Administration fee payable                                            (167)              -                                   (167)
Shareholder servicing and distribution
   fees payable                                                       (412)              -                                   (412)
Distributions payable                                               (3,971)              -                                 (3,971)
Payable for investment securities purchased                     (1,344,061)              -                             (1,344,061)
Accrued Trustees' fees and expenses                                   (172)              -                                   (172)
Accrued expenses and other liabilities                                (193)              -                                   (193)
                                                          --------------------------------------------------------------------------
Total Other Assets and Liabilities                                   5,730               -                   -              5,730
                                                          --------------------------------------------------------------------------
Net Assets                                                $      2,249,665     $         -         $         -    $     2,249,665
                                                          ==========================================================================
Net Assets by Class:
Capital Class                                             $              -     $         -         $         -    $             -
Institutional Class                                                      -               -                   -                  -
Trust Class/Primary A Shares of Treasury Fund                  549,245,115               -                   -        549,245,115
Liquidity Class                                                          -               -                   -                  -
Adviser Class                                                            -               -                   -                  -
Investor Class/Primary B Shares of Treasury Fund                10,161,882               -                   -         10,161,882
Investor Class/Investor B Shares of Treasury Fund              172,263,793               -                   -        172,263,793
Investor Class/Investor C Shares of Treasury Fund                  217,817               -                   -            217,817
Market Class                                                                             -                   -                  -
Daily Class/Daily Shares of Treasury Fund                       52,665,576               -                   -         52,665,576
Service Class                                                            -               -                   -                  -
Investor A Class/Investor A Shares of Treasury Fund          1,465,110,845               -                   -      1,465,110,845
Investor B Class                                                         -               -                   -                  -
                                                          --------------------------------------------------------------------------
                                                          $  2,249,665,028     $         -         $         -    $ 2,249,665,028
                                                          --------------------------------------------------------------------------
Shares Outstanding by Class:
Capital Class                                                            -               -                   -                  -
Institutional Class                                                      -               -                   -                  -
Trust Class/Primary A Shares of Treasury Fund                  549,530,797               -                   -        549,530,797
Liquidity Class                                                          -               -                   -                  -
Adviser Class                                                            -               -                   -                  -
Investor Class/Primary B Shares of Treasury Fund                10,168,275               -                   -         10,168,275
Investor Class/Investor B Shares of Treasury Fund              172,373,618               -                   -        172,373,618
Investor Class/Investor C Shares of Treasury Fund                  217,868               -                   -            217,868
Market Class                                                             -                -                   -                  -
Daily Class/Daily Shares of Treasury Fund                       52,756,970               -                   -         52,756,970
Service Class                                                            -                -                   -                  -
Investor A Class/Investor A Shares of Treasury Fund          1,465,668,017               -                          1,465,668,017
Investor B Class                                                         -               -                   -                  -
                                                          --------------------------------------------------------------------------
                                                             2,250,715,545               -                   -      2,250,715,545
                                                          --------------------------------------------------------------------------

Net Asset Value per Share by Class:
Capital Class                                             $              -     $        -          $         -    $             -
Institutional Class                                       $              -     $        -          $         -    $             -
Trust Class/Primary A Shares of Treasury Fund             $           1.00     $        -          $         -    $          1.00
Liquidity Class                                           $              -     $        -          $         -    $             -
Adviser Class                                             $              -     $        -          $         -    $             -
Investor Class/Primary B Shares of Treasury Fund          $           1.00     $        -          $         -    $          1.00
Investor Class/Investor B Shares of Treasury Fund         $           1.00     $        -          $         -    $          1.00
Investor Class/Investor C Shares of Treasury Fund         $           1.00     $        -          $         -    $          1.00
Market Class                                              $              -     $        -          $         -    $             -
Daily Class/Daily Shares of Treasury Fund                 $           1.00     $        -          $         -    $          1.00
Service Class                                             $              -     $        -          $         -    $             -
Investor A Class/Investor A Shares of Treasury Fund       $           1.00     $        -          $         -    $          1.00
Investor B Class                                          $              -     $        -          $         -    $             -

                   See Notes to Pro Forma Financial Statements

          Nations Treasury Fund / Nations Treasury Reserves (acquiring)
             Pro Forma Combining Statement of Operations (unaudited)
                  Twelve Month Period Ending September 30, 2001

                                                                                                                      Nations
                                                                                                                 Treasury Reserves
                                                                                                                    (acquiring)
                                                           Nations            Nations           Adjustments to        Proforma
                                                        Treasury Fund    Treasury Reserves        Pro Forma           Combined
                                                         (in 000's)          (in 000's)           (in 000's)         (in 000's)
                                                       --------------------------------------------------------  -------------------
Investment Income:
Interest                                                    $92,717            $ -                 $ -               $92,717
                                                       --------------------------------------------------------  -------------------

Expenses:
Investment advisory fee                                       3,680              -                (940)(a)             2,740
Administration fee                                            1,826              -                   -                 1,826
Transfer agent fee                                              158              -                   -                   158
Custodian fees                                                   55              -                   -                    55
Legal and audit fees                                             78              -                   -                    78
Registration and filing fees                                     61              -                   -                    61
Trustees' fees and expenses                                      24              -                   -                    24
Printing expense                                                 91              -                   -                    91
Other                                                           (45)             -                 235 (b)               190
                                                       --------------------------------------------------------  -------------------
   Subtotal                                                   5,928              -                (705)                5,223
                                                       --------------------------------------------------------  -------------------
Shareholder servicing and distribution fees:
Institutional Class                                               -              -                   -                     -
Trust Class/Primary A Shares of Treasury Fund                     -              -                   -                     -
Liquidity Class                                                   -              -                   -                     -
Adviser Class                                                     -              -                   -                     -
Investor Class/Primary B Shares of Treasury Fund                 29              -                   -                    29
Investor Class/Investor B Shares of Treasury Fund               671              -                   -                   671
Investor Class/Investor C Shares of Treasury Fund                 -              -                   -                     -
Market Class                                                      -              -                   -                     -
Daily Class/Daily Shares of Treasury Fund                       510              -                 (73)(a)               437
Service Class                                                     -              -                   -                     -
Investor A Class/Investor A Shares of Treasury Fund           3,399              -                 972 (a)             4,371
Investor B Class                                                  -              -                   -                     -
                                                       --------------------------------------------------------  -------------------
   Total expenses                                            10,537              -                 194                10,731
                                                       --------------------------------------------------------  -------------------
Fees waived by investment advisor, administrator
and/or distributor                                             (778)             -              (1,173)(b), (c)       (1,951)
Fees reduced by credits allowed by the custodian                 (8)             -                   -                    (8)
                                                       --------------------------------------------------------  -------------------
   Net Expenses                                               9,751              -                (979)                8,772
                                                       --------------------------------------------------------  -------------------
Net Investment Income                                        82,966              -                 979                83,945
                                                       --------------------------------------------------------  -------------------
Net realized gain/(loss) on investments                          39              -                                        39
                                                       --------------------------------------------------------  -------------------
Net Increase/(Decrease) in Net Assets Resulting
    From Operations                                         $83,005            $ -               $ 979              $ 83,984
                                                       ========================================================  ===================

Legend:
-------
(a) Reflects adjustment to the acquiring fund's contractual fee obligation.
(b) Adjustment reflects estimated costs of Reorganization.
(c) Adjustment reflects reduction in fund level expenses as a result of the lower fund level expense cap.

                   See Notes to Pro Forma Financial Statements

                              Nations Treasury Fund
                      Nations Treasury Reserves (acquiring)
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The proforma statements give effect to the proposed reorganization ("Reorganization") of Nations Treasury Fund (the "Fund") and Nations Treasury Reserves (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of the Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Fund and the results of operations of the Fund for pre-combination periods will not be restated. It is not expected that the investment adviser or sub-adviser will sell any securities of the Fund, in anticipation of or as a result of the Reorganization, other than in the normal course of business.


These financial statements present the Reorganization of the Fund into the Acquiring Fund. It is possible that both Nations Treasury Fund and Nations Treasury Reserves approve the Reorganization - that scenario is shown after these notes.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of the Fund and the Acquiring Fund with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.



 Nations Treasury Fund/Nations Treasury Reserves/Nations Treasury Reserves (acquiring)
            Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 2001
                                                                                                          Nations
                                                                                                          Treasury
 Nations    Nations                                                                                       Reserves
Treasury   Treasury  Combined Pro                                                Nations     Nations     (acquiring)
  Fund     Reserves     Forma                                                   Treasury     Treasury    Combined Pro
Principal  Principal  Principal                                                   Fund       Reserves      Forma
 amount     amount      amount                                                    Value       Value        Value
 (000)      (000)       (000)                                 Description         (000)       (000)        (000)
------------------------------------------------------------------------------------------------------------------------------------
                                  U.S. Treasury obligations - 47.5%
                                  U.S. Treasury bills - 29.6%
$140,000   $805,807  $945,807         Discount note 10/18/01                    $139,821    $804,800       $944,621
 140,000    135,000   275,000         Discount note 10/25/01                     139,740     134,686        274,426
  70,000    280,000   350,000         Discount note 11/08/01                      69,747     278,988        348,735
  38,000    294,000   332,000         Discount note 11/29/01                      37,856     292,874        330,730
 140,000    760,000   900,000         Discount note 12/20/01                     139,247     755,842        895,089
  60,000    240,000   300,000         Discount note 02/14/02                      59,267     237,067        296,334
  40,000    160,000   200,000         Discount note 02/21/02                      39,477     157,909        197,386
                                                                                -------------------------------------
                                                                                 625,155   2,662,166      3,287,321
                                                                                -------------------------------------
                                  U.S. Treasury notes - 17.9%
  25,000    100,000   125,000         6.250% 10/31/01                             25,038     100,153        125,191
  14,000     54,800    68,800         7.500% 11/15/01                             14,053      55,006         69,059
  40,000    160,000   200,000         6.375% 01/31/02                             40,388     161,551        201,939
  40,000    160,000   200,000         6.625% 03/31/02                             40,579     162,318        202,897
  40,000    160,000   200,000         6.375% 04/30/02                             40,612     162,449        203,061
  60,000    240,000   300,000         6.625% 04/30/02                             61,048     244,190        305,238
  30,000    120,000   150,000         7.500% 05/15/02                             30,696     122,784        153,480
  40,000    260,000   300,000         6.500% 05/31/02                             40,693     264,570        305,263
  60,000    240,000   300,000         6.625% 05/31/02                             61,025     244,102        305,127
  20,000     86,000   106,000         6.250% 07/31/02                             20,455      87,958        108,413
                                                                                -------------------------------------
                                                                                 374,587   1,605,081      1,979,668
                                                                                -------------------------------------

                                  Total U.S. Treasury obligations
                                   (Cost $999,742 and $4,267,247, respectively)  999,742   4,267,247      5,266,989
                                                                                -------------------------------------

                                  Repurchase agreements - 52.3%
            200,000   200,000         Agreement with ABN AMRO Inc.,
                                      3.150% dated 09/28/01 to be repurchased at
                                      $200,053 on 10/01/01 collateralized by:
                                      $127,914 U.S. Treasury Notes, 3.625% -
                                      7.250% due 09/30/01 - 08/15/11; $5,591
                                      U.S. Treasury Bonds, 5.250% - 8.875%
                                      due 11/15/16 - 02/15/31; $66,496 U.S.
                                      Treasury Bills due 02/21/02 - 03/28/02                 200,000        200,000

  50,000               50,000         Agreement with ABN AMRO Inc.,
                                      3.150% dated 09/28/01 to be repurchased
                                      at $ 51,013  on 10/01/01 collateralized by:
                                      $50,000 U.S. Treasury Notes, 7.250% due
                                      05/15/2004                                  50,000                     50,000

           220,000    220,000         Agreement with Barclays Capital Inc.,
                                      3.250% dated 09/28/01 to be repurchased at
                                      $220,060 on 10/01/01 collateralized by:
                                      $220,001 U.S. Treasury Inflation Linked
                                      Note, 3.625% due 04/15/28                              220,000        220,000

  80,000               80,000         Agreement with Barclays Capital Inc.,
                                      3.250% dated 09/28/01 to be repurchased
                                      at $80,022 on 10/01/01 collateralized by:
                                      $80,001 U.S. Treasury Bills, due 12/27/01   80,000                     80,000

            330,000   330,000         Agreement with Bear, Stearns and Company,
                                      Inc., 3.375% dated 09/28/01 to be
                                      repurchased at $330,928 on 10/01/01
                                      collateralized by:$306,870 GNMA, 5.500%-
                                      12.500% due 3/15/02 - 09/15/31; $29,733
                                      GNMA II, 5.000% - 13.000% due 11/20/13-
                                      09/20/31                                               330,000        330,000

 Nations Treasury Fund/Nations Treasury Reserves/Nations Treasury Reserves (acquiring)
      Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001


                                                                                                                Nations
                                                                                                                Treasury
 Nations     Nations                                                                                            Reserves
Treasury    Treasury  Combined Pro                                                      Nations    Nations     (acquiring)
  Fund      Reserves    Forma                                                          Treasury   Treasury    Combined Pro
Principal   Principal Principal                                                          Fund     Reserves       Forma
 amount      amount     amount                                                          Value       Value        Value
 (000)       (000)      (000)                                 Description               (000)       (000)        (000)
------------------------------------------------------------------------------------------------------------------------------------
                                    Repurchase agreements - (continued)
$70,000    $      -   $ 70,000        Agreement with Bear, Stearns and Company,
                                      Inc., 3.375% dated 09/28/01 to be
                                      repurchased at $70,020 on 10/01/01
                                      collateralized by:$58,645 GNMA, 5.500%-
                                      9.500% due 05/15/13 - 09/15/31; $12,756
                                      GNMA II, 4.500% - 8.000% due 11/20/23-
                                      07/20/31                                         $ 70,000    $      -    $  70,000

            200,000    200,000        Agreement with Deutsche Bank Securities Inc.,
                                      3.200% dated 09/28/01 to be repurchased at
                                      $200,053 on 10/01/01 collateralized by:
                                      $28,504 U.S. Treasury Strips, Interest
                                      Only, due 11/15/16; $66,682 U.S. Treasury
                                      Strips, Principal Only, due 05/15/02-
                                      08/15/19; $38,865 U.S.Treasury Notes,
                                      3.8750% due 07/31/03; $65,949
                                      U.S. Treasury Bonds, 8.120% due 05/15/21                      200,000      200,000

              7,612      7,612        Agreement with Dresdner Kleinwort Benson
                                      North America LLC,2.800% dated 09/28/01
                                      to be repurchased at $7,614 on 10/01/01
                                      collateralized by:$7,768 U.S. Treasury
                                      Notes, 5.750%-6.500% due 11/15/04-11/15/05                      7,612        7,612

            285,000    285,000        Agreement with First Union Securities, Inc.,
                                      3.350% dated 09/28/01 to be repurchased at
                                      $285,080 on 10/01/01 collateralized by:
                                      $264,327 GNMA, 6.000% - 9.500% due
                                      09/15/13 - 09/15/31; $20,673 GNMA II,
                                      6.000% - 7.750% due 07/20/24 - 09/20/37                       285,000      285,000

 70,000                 70,000        Agreement with First Union Securities, Inc.,
                                      3.350% dated 09/28/01 to be repurchased
                                      at $70,020 on 10/01/01 collateralized by:
                                      $66,658 GNMA, 5.500% - 9.500% due
                                      09/15/16 - 09/15/31, $3,342 GNMA II,
                                      6.250% - 8.000% due 02/20/26 - 09/20/31            70,000                   70,000

              5,631      5,631        Agreement with Goldman Sachs and Company,
                                      3.000% dated 09/28/01 to be repurchased at
                                      $5,632 on 10/01/01 collateralized by:
                                      $5,631 U.S. Treasury Strips, Interest Only,
                                      due 02/15/12                                                    5,631        5,631

            220,000    220,000        Agreement with Greenwich Capital Markets Inc.,
                                      3.250% dated 09/28/01 to be repurchased at
                                      $220,060 on 10/01/01 collateralized by:
                                      $224,401 U.S. Treasury Notes, 4.750% -
                                      5.625% due 11/30/02 - 11/15/08                                220,000      220,000

 80,000                 80,000        Agreement with Greenwich Capital Markets Inc.,
                                      3.250% dated 09/28/01 to be repurchased
                                      at $80,022 on 10/01/01 collateralized by:
                                      $81,604 Treasury Notes, 5.625% - 6.750%
                                      due 11/30/02 - 05/15/05                            80,000                   80,000

            400,000    400,000        Agreement with J.P. Morgan Securities Inc.,
                                      3.350% dated 09/28/01 to be repurchased at
                                      $400,112 on 10/01/01 collateralized by:
                                      $408,002 GNMA, 5.500% - 9.000% due
                                      03/15/14 - 09/15/31                                           400,000      400,000



 Nations Treasury Fund/Nations Treasury Reserves/Nations Treasury Reserves (acquiring)
      Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001

                                                                                                                      Nations
                                                                                                                      Treasury
 Nations     Nations                                                                                                  Reserves
Treasury    Treasury   Combined Pro                                                  Nations         Nations         (acquiring)
  Fund      Reserves      Forma                                                      Treasury        Treasury        Combined Pro
Principal   Principal   Principal                                                    Fund            Reserves           Forma
  amount     amount       amount                                                     Value            Value             Value
  (000)       (000)       (000)                   Description                        (000)            (000)             (000)
------------------------------------------------------------------------------------------------------------------------------------
                                   Repurchase agreements - (continued)
 $100,000    $      -     $100,000   Agreement with J.P. Morgan Securities Inc.,
                                     3.350% dated 09/28/01 to be repurchased
                                     at $100,029 on 10/01/01 collateralized by:
                                     $102,001 GNMA,  5.000% - 8.000% due
                                     08/15/14 - 09/15/31                           $100,000           $      -         $ 100,000

               97,571       97,571   Agreement with Lehman Brothers Inc.,
                                     3.200% dated 09/28/01 to be repurchased at
                                     $97,597 on 10/01/01 collateralized by:
                                     $99,498 U.S. Treasury Notes, 5.500% -
                                     6.250% due 01/31/02 - 05/15/08                                     97,571            97,571

   80,000                   80,000   Agreement with Lehman Brothers Inc.,
                                     3.200% dated 09/28/01 to be repurchased
                                     at $80,021 on 10/01/01 collateralized by:
                                     $58,587 U.S. Treasury Notes, 5.625% - 6.250%
                                     due 02/28/02 - 05/15/08; $23,000 U.S. Treasury
                                     Strips, TIGR, Interest Receipt, due 08/15/20     80,000                              80,000

              120,000      120,000   Agreement with Morgan Stanley Dean Witter
                                     and Company, 3.150% dated 09/28/01 to be
                                     repurchased at $120,032 on 10/01/01
                                     collateralized by:$120,900 U.S. Treasury
                                     Strips, Interest Only, due 05/15/13                               120,000           120,000

    80,000                  80,000   Agreement with Morgan Stanley Dean Witter
                                     and Company, 3.150% dated 09/28/01 to be
                                     repurchased at $80,021 on 10/01/01
                                     collateralized by: $80,354 U.S. Treasury
                                     Strips, TIGR, Interest Receipt, due 02/15/12     80,000                              80,000

              700,000      700,000   Agreement with Salomon Smith Barney Inc.,
                                     3.250% dated 09/28/01 to be repurchased at
                                     $700,190 on 10/01/01 collateralized by:
                                     $695,855 U.S. Treasury Bonds, 8.750% -
                                     10.750% due 05/15/03 - 08/15/20; $4,376
                                     U.S. Treasury Notes, 5.375% due 06/30/03                          700,000           700,000

            1,150,000    1,150,000   Agreement with Salomon Smith Barney Inc.,
                                     3.375% dated 09/28/01 to be repurchased at
                                     $1,150,323 on 10/01/01 collateralized by:
                                     $1,150,000 GNMA II, 6.500% - 8.000%
                                     due 08/20/30 - 07/20/31                                         1,150,000         1,150,000

  200,000                  200,000   Agreement with Salomon Smith Barney Inc.,
                                     3.250% dated 09/28/01 to be repurchased
                                     at $200,054 on 10/01/01 collateralized by:
                                     $131,148 U.S. Treasury Notes, 5.375% -
                                     6.875% due 04/30/03 - 10/15/06; $21,058
                                     U.S. Treasury Bonds, 12.000% due 08/15/03;
                                     $48,607 U.S. Treasury Bills, due 02/07/02       200,000                             200,000

  250,000                  250,000   Agreement with Salomon Smith Barney Inc.,
                                     3.375% dated 09/28/01 to be repurchased
                                     at $250,070 on 10/01/01 collateralized by:
                                     $193,206 GNMA, 6.500% - 9.000% due
                                     11/15/17 - 12/15/30; $56,794 GNMA II,
                                     7.000% - 8.500% due 05/20/29 - 06/20/31         250,000                             250,000

            215,807        215,807   Agreement with UBS Warburg,
                                     3.250% dated 09/28/01 to be repurchased at
                                     $215,865 on 10/01/01 collateralized by:
                                     $220,126 U.S. Treasury Bills, due 11/23/01-
                                     12/13/2001                                                        215,807           215,807




 Nations Treasury Fund/Nations Treasury Reserves/Nations Treasury Reserves (acquiring)
      Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001

                                                                                                                         Nations
                                                                                                                         Treasury
        Nations    Nations                                                                                               Reserves
       Treasury    Treasury   Combined Pro                                                  Nations      Nations        (acquiring)
         Fund      Reserves   Forma                                                        Treasury     Treasury        Combined Pro
       Principal   Principal  Principal                                                     Fund        Reserves           Forma
        amount     amount     amount                                                        Value         Value            Value
         (000)     (000)      (000)                     Description                         (000)         (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
                                             Repurchase agreements - (continued)
     $ 84,193      $     -    $ 84,193         Agreement with UBS Warburg,
                                               3.250% dated 09/28/01 to be repurchased
                                               at $84,216 on 10/01/01 collateralized by:
                                               $85,880 U.S. Treasury Bill, due 11/23/01   $84,193       $     -          $ 84,193

                   400,000     400,000         Agreement with Westdeutsche Landesbank,
                                               Girozentrale, 3.350% dated 09/28/01
                                               to be repurchased at $400,112 on
                                               10/01/01 collateralized by: $400,000
                                               GNMA II, 6.500% due 07/20/31                              400,000          400,000

      100,000                  100,000         Agreement with Westdeutsche Landesbank,
                                               Girozentrale, 3.350% dated 09/28/01 to
                                               be repurchased at $100,028 on 10/01/01
                                               collateralized by: $100,000 GNMA II,
                                               6.500% due 07/20/31                        100,000                         100,000
                                                                                        --------------------------------------------

                                               Total repurchase agreements
                                               (Cost $1,244,193 and $4,551,621,
                                               respectively)                            1,244,193       4,551,621        5,795,814
                                                                                        --------------------------------------------

                                               Total investments - 99.8%
                                               (Cost $2,243,935 and $8,818,868,
                                               respectively)                            $2,243,935    $ 8,818,868     $ 11,062,803
                                                                                        --------------------------------------------




                Nations Treasury Fund / Nations Treasury Reserves / Nations Treasury Reserves (acquiring)
                                   Pro Forma Combining Statement of Net Assets (unaudited)
                                                   September 30, 2001

                                                                                                                       Nations
                                                                                                                  Treasury Reserves
                                                                                                                      (acquiring)
                                                              Nations              Nations        Adjustments to       Proforma
                                                           Treasury Fund      Treasury Reserves     Pro Forma          Combined
                                                            (in 000's)            (in 000's)        (in 000's)        (in 000's)
                                                       ----------------------------------------------------------   ---------------
Total Investments                                       $    2,243,935           $ 8,818,868           $ -          $    11,062,803

Other Assets and Liabilities:
Cash                                                                 2                   361                                    363
Receivable for investment securities sold                    1,352,542             4,559,030                              5,911,572
Receivable for Fund shares sold                                  1,992               328,677                                330,669
Interest receivable                                              9,293                39,128                                 48,421
Payable for Fund shares redeemed                                (8,840)             (336,440)                              (345,280)
Investment advisory fee payable                                   (283)               (1,078)                                (1,361)
Administration fee payable                                        (167)                 (203)                                  (370)
Shareholder servicing and distribution
   fees payable                                                   (412)               (2,237)                                (2,649)
Distributions payable                                           (3,971)              (19,774)                               (23,745)
Payable for investment securities purchased                 (1,344,061)           (4,551,621)                            (5,895,682)
Accrued Trustees' fees and expenses                               (172)                  (92)                                  (264)
Accrued expenses and other liabilities                            (193)                 (365)                                  (558)
                                                       ----------------------------------------------------------   ---------------
Total Other Assets and Liabilities                               5,730                15,386             -                   21,116
                                                       ----------------------------------------------------------   ---------------
Net Assets                                                $  2,249,665        $    8,834,254           $ -             $ 11,083,919
                                                         ========================================================   ===============
Net Assets by Class:
Capital Class                                           $            -        $1,431,917,570           $ -          $ 1,431,917,570
Institutional Class                                                  -            45,698,517             -               45,698,517
Trust Class/Primary A Shares of Treasury Fund              549,245,115         1,337,456,073             -            1,886,701,188
Liquidity Class                                                      -           372,083,894             -              372,083,894
Adviser Class                                                        -         2,069,812,889             -            2,069,812,889
Investor Class/Primary B, Investor B and Investor C
Shares of Treasury Fund                                    182,643,492           759,840,559             -              942,484,051
Market Class                                                         -         1,313,011,362             -            1,313,011,362
Daily Class/Daily Shares of Treasury Fund                   52,665,576         1,143,232,026             -            1,195,897,602
Service Class                                                        -           361,099,288             -              361,099,288
Investor A Class/Investor A Shares of Treasury Fund      1,465,110,845                     -             -            1,465,110,845
Investor B Class                                                     -               101,679             -                  101,679
                                                       ----------------------------------------------------------   ---------------
                                                        $2,249,665,028       $ 8,834,253,857           $ -         $ 11,083,918,885
                                                       ----------------------------------------------------------   ---------------
Shares Outstanding by Class:
Capital Class                                                        -         1,432,066,769             -            1,432,066,769
Institutional Class                                                  -            45,694,569             -               45,694,569
Trust Class/Primary A Shares of Treasury Fund              549,530,797         1,337,388,851             -            1,886,919,648
Liquidity Class                                                     -            372,079,864             -              372,079,864
Adviser Class                                                       -          2,070,208,387             -            2,070,208,387
Investor Class/Primary B, Investor B and Investor C
Shares of Treasury Fund                                    182,759,761           760,001,999             -              942,761,760
Market Class                                                         -         1,313,000,010             -            1,313,000,010
Daily Class/Daily Shares of Treasury Fund                   52,756,970         1,143,271,778             -            1,196,028,748
Service Class                                                        -           361,101,691             -              361,101,691
Investor A Class/Investor A Shares of Treasury Fund      1,465,668,017                     -             -            1,465,668,017
Investor B Class                                                     -               101,671             -                  101,671
                                                       ----------------------------------------------------------   ---------------
                                                         2,250,715,545         8,834,915,589             -           11,085,631,134
                                                       ----------------------------------------------------------   ---------------
                                                                                                                          6,512,205
Net Asset Value per Share by Class:
Capital Class                                           $            -        $         1.00           $ -          $          1.00
Institutional Class                                     $            -        $         1.00           $ -          $          1.00
Trust Class/Primary A Shares of Treasury Fund           $         1.00        $         1.00           $ -          $          1.00
Liquidity Class                                         $            -        $         1.00           $ -          $          1.00
Adviser Class                                           $            -        $         1.00           $ -          $          1.00
Investor Class/Primary B, Investor B and Investor C
    Shares of Treasury Fund                             $         1.00        $         1.00           $ -          $          1.00
Market Class                                            $            -        $         1.00           $ -          $          1.00
Daily Class/Daily Shares of Treasury Fund               $         1.00        $         1.00           $ -          $          1.00
Service Class                                           $            -        $         1.00           $ -          $          1.00
Investor A Class/Investor A Shares of Treasury Fund     $            -        $            -           $ -          $          1.00
Investor B Class                                        $            -        $         1.00           $ -          $          1.00




                   See Notes to Pro Forma Financial Statements



Nations Treasury Fund / Nations Treasury Reserves/Nations Treasury Reserves (acquiring)
             Pro Forma Combining Statement of Operations (unaudited)
                  Twelve Month Period Ending September 30, 2001

                                                                                                                        Nations
                                                                                                                   Treasury Reserves
                                                                                                                       (acquiring)
                                                              Nations              Nations         Adjustments to       Proforma
                                                           Treasury Fund      Treasury Reserves      Pro Forma          Combined
                                                            (in 000's)            (in 000's)         (in 000's)        (in 000's)
                                                       ----------------------------------------------------------   ----------------
Investment Income:
Interest                                                      $92,717              $414,300            $     -           $507,017
                                                       ----------------------------------------------------------   ----------------
Expenses:
Investment advisory fee                                         3,680                12,212               (997)(a)         14,895
Administration fee                                              1,826                 8,140                  -              9,966
Transfer agent fee                                                158                   240                  -                398
Custodian fees                                                     55                   477                  -                532
Legal and audit fees                                               78                    74                (78)(b)             74
Registration and filing fees                                       61                   664                (61)(b)            664
Trustees' fees and expenses                                        24                    26                (24)(b)             26
Printing expense                                                   91                   135                (84)(b)            142
Other                                                             (45)                   62                861 (b),(c)        878
                                                       ----------------------------------------------------------   ----------------
   Subtotal                                                     5,928                22,030               (383)            27,575
                                                       ----------------------------------------------------------   ----------------
Shareholder servicing and distribution fees:
Institutional Class                                                 -                    18                  -                 18
Trust Class/Primary A Shares of Treasury Fund                       -                   487                  -                487
Liquidity Class                                                     -                 3,596                  -              3,596
Adviser Class                                                       -                 4,820                  -              4,820
Investor Class/Primary B, Investor B and Investor
C Shares of Treasury Fund                                         700                 2,949                  -              3,649
Market Class                                                        -                 6,333                  -              6,333
Daily Class/Daily Shares of Treasury Fund                         510                 6,181               (110)(a)          6,581
Service Class                                                       -                 3,240                  -              3,240
Investor A Class/Investor A Shares of Treasury Fund             3,399                     -                972 (a)          4,371
Investor B Class                                                    -                     2                  -                  2
                                                       ----------------------------------------------------------   ----------------
   Total expenses                                              10,537                49,656                479             60,672
                                                       ----------------------------------------------------------   ----------------
Fees waived by investment advisor, administrator
   and/or distributor                                            (778)               (8,740)            (1,240)(c),(d)    (10,758)
Fees reduced by credits allowed by the custodian                   (8)                   (6)                 -                (14)
                                                       ----------------------------------------------------------   ----------------
   Net Expenses                                                 9,751                40,910               (761)            49,900
                                                       ----------------------------------------------------------   ----------------
Net Investment Income                                          82,966               373,390                761            457,117
                                                       ----------------------------------------------------------   ----------------
Net realized gain/(loss) on investments                            39                   521                                   560
                                                       ----------------------------------------------------------   ----------------
Net Increase/(Decrease) in Net Assets Resulting
   From Operations                                            $83,005              $373,911              $ 761          $ 457,677
                                                       ==========================================================   ================

Legend:
-------
(a) Reflects adjustment to the acquiring fund's contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Adjustment reflects estimated costs of Reorganization.
(d) Adjustment reflects reduction in fund level expenses as a result of the lower fund level expense cap and share class waivers.

                   See Notes to Pro Forma Financial Statements

                              Nations Treasury Fund
                            Nations Treasury Reserves
                       Nations Treasury Reserves (acquiring)
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization (the "Reorganization") of Nations Treasury Fund ("Treasury Fund") and Nations Treasury Reserves ("Treasury Reserves") into Nations Treasury Reserves (acquiring)(the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of Treasury Fund and Treasury Reserves to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Treasury Fund and Treasury Reserves and the results of operations of Treasury Fund and Treasury Reserves for pre-combination periods will not be restated. It is not expected that the investment adviser or sub-adviser will sell any securities of either acquired fund, in anticipation of or as a result of the Reorganization, other than in the normal course of business.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2. Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

                               NATIONS FUNDS TRUST

                            One Bank of America Plaza
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15.   Indemnification.
           ---------------

                  Article VII of the Declaration of Trust filed as Exhibit 1 to the Registration Statement (defined below) is incorporated by reference. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant's:

   1. Co-Administration Agreement with Stephens Inc. and Banc of America Advisors, LLC ("BA Advisors");

   2.   Sub-Administration Agreement with The Bank of New York ("BNY");

   3.   Distribution Agreement with Stephens Inc. ("Stephens");

   4.   Custody Agreement with BNY;

   5.   Custody Agreement with Bank of America, N.A. ("Bank of America")

   5.   Transfer Agency and Services Agreement with PFPC Inc. ("PFFC"); and

   6.   Sub-Transfer Agency and Services Agreement with PFFC and Bank of America

                  The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim;

provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

                  Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

                  The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

                  Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 16.          Exhibits.
                  --------

                  All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-9645). All references to "Nations Fund Trust's Registration Statement" in the following list of Exhibits refer to Nations Fund Trust's Registration Statement on Form N-1A (File Nos. 002-97817; 811-04305). All references to "Nations Fund, Inc.'s Registration Statement" in the following list of Exhibits refer to Nations Fund, Inc.'s Registration Statement on Form N-1A (File Nos. 033-04038; 811-04614). All references to "Nations Reserves's Registration Statement" in the following list of Exhibits refer to Nations Reserves's Registration Statement on Form N-1A (File Nos. 033-33144; 811-06030).

Exhibit Number       Description

(1) Amended and Restated Declaration of Trust last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement, filed on April 9, 2001.

(2)                  Not Applicable

(3)                  Not Applicable.

(4) Forms of Agreement and Plan of Reorganization, filed herewith.

(5)                  Not Applicable.

(6)(a) Investment Advisory Agreement with BA Advisors, (formerly, Banc of America Advisors, Inc.) to be filed by Post-Effective Amendment to the Registration Statement.

(6)(b) Investment Sub-Advisory Agreement with Banc of America Capital Management, LLC (formerly Banc of America Capital Management, Inc.), to be filed by Post-Effective Amendment to the Registration Statement.

(6)(c) Investment Sub-Advisory Agreement with Chicago Equity Partners, LLC, incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, filed July 31, 2001.

(7) Distribution Agreement with Stephens to be filed by Post-Effective Amendment to the Registration Statement.

(8)                  Not Applicable.

(9)(a) Custody Agreement with BNY to be filed by Post Effective Amendment to the Registration Statement.

(9)(b) Custody Agreement with Bank of America, incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, filed July 31,2001.

(10)(a) Shareholder Servicing and Distribution Plan for Investor A Shares to be filed by Post-Effective Amendment to the Registration Statement.

(10)(b) Distribution Plan for Investor B Shares to be filed by Post-Effective Amendment to the Registration Statement.

(10)(c) Distribution Plan for Investor C Shares to be filed by Post-Effective Amendment to the Registration Statement.

(10)(d) Shareholder Servicing Plan for Investor A Shares of the Money Market Funds, to be filed by Post-Effective Amendment to the Registration Statement.

(10)(e) Shareholder Distribution Plan for Investor A Shares of the Money Market Funds, to be filed by Post-Effective Amendment to the Registration Statement.

(10)(f) Distribution Plan for Daily Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(10)(g) Distribution Plan for Investor Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(10)(h) Distribution Plan for Liquidity Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(10)(i) Distribution Plan for Market Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(10)(j) Distribution Plan for Service Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(10)(k) Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, to be filed by Post-Effective Amendment to the Registration Statement.

(10)(l) Shareholder Administration Plan for Primary B Shares, incorporated by reference to Post-Effective Amendment
                      No. 11 to the Registration Statement, filed July 31, 2001.

(11) Opinion and Consent of Counsel -- Morrison & Foerster LLP, filed herewith.

(12)                  See Item 17(3) of this Part C.

(13)(a) Co-Administration Agreement among Nations Funds Trust, Stephens, and BA Advisors, to be filed by Post-Effective Amendment to the Registration Statement.


(13)(b) Sub-Administration Agreement among Nations Funds Trust, BNY and BA Advisors, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(c) Shareholder Servicing Plan for Investor B Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(d) Shareholder Servicing Plan for Investor C Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(e) Shareholder Servicing Plan for Adviser Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(f) Shareholder Servicing Plan for Daily Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(g) Shareholder Servicing Plan relating for Investor Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(h) Shareholder Servicing Plan for Liquidity Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(I) Shareholder Servicing Plan for Market Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(j) Shareholder Servicing Plan for Service Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(k) Shareholder Servicing Plan for Marsico Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(l) Shareholder Administration Plan for Investor B and Investor C Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(m) Shareholder Administration Plan for Institutional Class Shares, to be filed by Post-Effective Amendment to


(13)(n) Shareholder Administration Plan for Trust Class Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(o) Administration Plan for Marsico Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(p) Transfer Agency and Services Agreement between PFPC (formerly First Data Investor Services Group, Inc.) and the Nations Funds family dated June 1, 1995, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(q) Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated February 14, 2000 incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(13)(r) Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(13)(s) Sub-Transfer Agency Agreement between PFPC and Bank of America, dated September 11, 1995, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(t) Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(13)(u) Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(13)(v) Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(w) Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Master Investment Trust and the Registrant dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.


(14) Consent of Independent Accountants -- PricewaterhouseCoopers LLP, filed herewith.

(15)        Not Applicable.

(16)        Powers of Attorney, filed herewith.

(17)(a)     Forms of Proxy Ballot, filed herewith.

(17)(b) Prospectus for the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of Nations Government Money Market Fund, dated August 1, 2001, is incorporated by reference to Post-Effective Amendment No. 69 to Nations Fund Trust's Registration Statement, as filed on July 31, 2001.


(17)(c) Statement of Additional Information for the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of Nations Government Money Market Fund, dated August 1, 2001, incorporated by reference to Post-Effective Amendment No. 69 to Nations Fund Trust's Registration Statement on Form N-1A, filed July 31, 2001.

(17)(d) Prospectus for the Capital Class, Liquidity Class, Adviser Class, Market Class, Daily Class, Service Class, Investor Class, Trust Class, Institutional Class, Investor B and Investor C Shares of Nations Government Reserves, Nations Cash Reserves and Nations Treasury Reserves, dated August 1, 2001, is incorporated by reference to Post-Effective Amendment No. 35 to Nations Reserves's Registration Statement, as filed on July 31, 2001.

(17)(e) Statement of Additional Information for the Capital Class, Liquidity Class, Adviser Class, Market Class, Daily Class, Service Class, Investor Class, Trust Class, Institutional Class, Investor B and Investor C Shares of Nations Government Reserves, Nations Cash Reserves and Nations Treasury Reserves, dated August 1, 2001, incorporated by reference to Post-Effective Amendment No. 36 to Nations Reserves's Registration Statement on Form N-1A, filed July 31, 2001.

(17)(f) Prospectus for the Primary A, Primary B,Investor A, Investor B, Investor C and Daily Shares of Nations Treasury Fund and Primary A, Primary B, Investor A, Investor B, Investor C, Daily Shares and Marsico Shares of Nations Prime Fund, dated August 1, 2001, is incorporated by reference to Post-Effective Amendment No. 49 to Nations Fund, Inc.'s Registration Statement, as filed on July 31, 2001.

(17)(g) Statement of Additional Information for the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of Nations Treasury Fund and Primary A, Primary B, Investor A, Investor B, Investor C, Daily Shares and Marsico Shares of Nations Prime Fund, dated August 1, 2001, incorporated by reference to Post-Effective Amendment No. 49 to Nations Fund, Inc.'s Registration Statement on Form N-1A, filed July 31, 2001.

Item 17.          Undertakings.
                  ------------

                  (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 30th day of November, 2001.

                            NATIONS FUNDS TRUST
                            By:                  *
                               ---------------------------------
                                    A. Max Walker
                                    President and Chairman
                                    of the Board of Trustees

                            By:  /s/ Richard H. Blank, Jr.
                               ---------------------------------
                                     Richard H. Blank, Jr.
                                     *Attorney-in-Fact

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

               SIGNATURES                                              TITLE                                               DATE
               ----------                                              -----                                               ----

                *                                             President and Chairman                             November 30, 2001
----------------------------------------                     of the Board of Trustees
(A. Max Walker)                                            (Principal Executive Officer)

/s/ Richard H. Blank, Jr.                                     Treasurer and Secretary                            November 30, 2001
-------------------------                                    (Principal Financial and
(Richard H. Blank, Jr.)                                         Accounting Officer)


                *                                                     Trustee                                    November 30, 2001
----------------------------------------
(Edmund L. Benson, III)

                *                                                     Trustee                                    November 30, 2001
----------------------------------------
(William P. Carmichael)

                *                                                     Trustee                                    November 30, 2001
----------------------------------------
(James Ermer)

                *                                                     Trustee                                    November 30, 2001
----------------------------------------
(William H. Grigg)

                *                                                     Trustee                                    November 30, 2001
----------------------------------------
(Thomas F. Keller)

                *                                                     Trustee                                    November 30, 2001
----------------------------------------
(Carl E. Mundy, Jr.)

                *                                                     Trustee                                    November 30, 2001
----------------------------------------
(Cornelius J. Pings)

                *                                                     Trustee                                    November 30, 2001
----------------------------------------
(Charles B. Walker)

                *                                                     Trustee                                    November 30, 2001
----------------------------------------
(Thomas S. Word)

                *                                                     Trustee                                    November 30, 2001
----------------------------------------
(James B. Sommers)


/s/ Richard H. Blank, Jr.
-------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX

                               Nations Funds Trust

                                  File No. 333-


Exhibit Number                   Description

EX.-99.4(a)                      Form of Agreement and Plan of
                                 Reorganization for Nations Fund Trust

EX.-99.4(b)                      Form of Agreement and Plan of
                                 Reorganization for Nations Fund, Inc.

EX.-99.4(c)                      Form of Agreement and Plan of
                                 Reorganization for Nations Reserves

EX.-99.11                        Opinion and Consent of Counsel -- Morrison &
                                 Foerster LLP

EX.-99.14                        Consent of Independent Accountants --
                                 PricewaterhouseCoopers LLP

EX.-99.16                        Powers of Attorney

EX.-99.17(a)                     Nations Cash Reserves Proxy Card

EX.-99.17(b)                     Nations Prime Fund Proxy Card

EX.-99.17(c)                     Nations Treasury Reserves Proxy Card

EX.-99.17(d)                     Nations Treasury Fund Proxy Card

EX.-99.17(e)                     Nations Government Reserves Proxy Card

EX.-99.17(f)                     Nations Government Money Market Fund
                                 Proxy Card